Financial Statements

Delaware Life NY Variable Account C - All-Star

December 31, 2024

With Report of Independent Registered Public Accounting Firm

Delaware Life NY Variable Account C - All-Star

Financial Statements

December 31, 2024

Contents

Audited Financial Statements

Delaware Life NY Variable Account C - All-Star

Statements of Net Assets

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Total Assets	Uncollected Actuarial Risk Fee Payable	Net Assets	Units Outstanding	Range of Unit Values

AB VPS Relative Value Portfolio	4,460	$ 116,781	$ 137,665	$ 137,665	$ -	$ 137,665	3,113	$ 41.11	$ 46.11
AB VPS Sustainable Global Thematic Portfolio	330	8,456	10,813	10,813	-	10,813	333	32.47	32.47
Columbia Variable Portfolio - Dividend Opportunity Fund	-	-	-	-	-	-	-	23.41	23.41
Columbia Variable Portfolio - Government Money Market Fund	153,668	153,668	153,668	153,668	(18)	153,686	16,175	9.28	9.56
Columbia Variable Portfolio - Income Opportunities Fund	8,395	58,526	52,886	52,886	-	52,886	4,071	12.70	13.08
Columbia Variable Portfolio - Large Cap Growth Fund	999	12,276	47,129	47,129	-	47,129	943	49.72	50.06
Columbia Variable Portfolio - Large Cap Index Fund	657	6,495	31,985	31,985	-	31,985	776	41.11	41.40
Columbia Variable Portfolio - Select Mid Cap Value Fund	409	4,909	16,949	16,949	-	16,949	634	26.73	26.73
Columbia Variable Portfolio - Strategic Income Fund	-	-	-	-	-	-	-	21.21	21.21
Columbia Variable Portfolio - U.S. Government Mortgage Fund	7,350	71,998	64,311	64,311	-	64,311	7,020	8.91	9.22
Franklin Mutual Shares VIP Fund	436	7,224	7,145	7,145	-	7,145	234	30.51	30.51
Franklin Templeton Growth and Income VIP Fund	2,907	18,047	20,725	20,725	-	20,725	519	39.91	40.73
MFS VIT I Growth Series	1,656	94,378	111,094	111,094	-	111,094	1,215	84.44	92.24
MFS VIT I Investors Trust Series	1,282	37,345	49,875	49,875	-	49,875	961	51.80	52.37
MFS VIT I New Discovery Series	-	-	-	-	-	-	-	48.58	48.58
MFS VIT I Value Series	2,394	46,892	51,792	51,792	-	51,792	1,793	28.16	29.04
MFS VIT II Massachusetts Investors Growth Stock Portfolio	-	-	-	-	-	-	-	27.56	27.56
MFS VIT III Mid Cap Value Portfolio	-	-	-	-	-	-	-	34.06	34.06
PIMCO VIT Real Return Portfolio	1,388	17,936	15,972	15,972	-	15,972	1,075	14.49	14.95
PIMCO VIT Total Return Portfolio	24,771	254,597	223,925	223,925	-	223,925	15,021	14.28	14.98
Templeton Foreign VIP Fund	8,832	109,851	121,530	121,530	-	121,530	5,662	20.34	21.66
Wanger Acorn	9,306	118,607	141,642	141,642	-	141,642	2,609	49.18	57.35

The accompanying notes are an integral part of these financial statements.

5

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023

	AB VPS Relative Value Portfolio	AB VPS Sustainable Global Thematic Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund
Net assets as of December 31, 2022	$147,324	$18,480	$3,719
Investment income (loss):
Dividend distributions	1,971	3	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,627)	(227)	(13)
Net investment income (loss)	(656)	(224)	(13)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,450	642	-
Realized capital gain (loss) on investments	(354)	3,767	1,764
Change in unrealized appreciation (depreciation)	2,858	(2,173)	(1,740)
Net gain (loss) on investments	14,954	2,236	24
Net increase (decrease) in net assets from operations	14,298	2,012	11
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(5,878)	(9,627)	(3,434)
Transfers between subaccounts, net	2,008	5	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(3,870)	(9,622)	(3,434)
Total increase (decrease) in net assets	10,428	(7,610)	(3,423)
Net assets as of December 31, 2023	$157,752	$10,870	$296
Investment income (loss):
Dividend distributions	1,856	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,670)	(190)	(2)
Net investment income (loss)	(814)	(190)	(2)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,223	33	-
Realized capital gain (loss) on investments	6,026	361	214
Change in unrealized appreciation (depreciation)	6,200	224	(198)
Net gain (loss) on investments	17,449	618	16
Net increase (decrease) in net assets from operations	16,635	428	14
Contract owner transactions:
Deposits	1,127	-	204
Terminations, withdrawals and annuity payments	(35,139)	(485)	(519)
Transfers between subaccounts, net	(3,452)	-	6
Maintenance charges and mortality adjustments	742	-	(1)
Increase (decrease) in net assets from contract transactions	(36,722)	(485)	(310)
Total increase (decrease) in net assets	(20,087)	(57)	(296)
Net assets as of December 31, 2024	$137,665	$10,813	$-

The accompanying notes are an integral part of these financial statements.

6

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Columbia Variable Portfolio - Government Money Market Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Large Cap Growth Fund
Net assets as of December 31, 2022	$213,942	$60,920	$31,812
Investment income (loss):
Dividend distributions	9,667	3,208	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,616)	(1,072)	(611)
Net investment income (loss)	6,051	2,136	(611)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	-	(3,255)	3,317
Change in unrealized appreciation (depreciation)	-	6,504	9,501
Net gain (loss) on investments	-	3,249	12,818
Net increase (decrease) in net assets from operations	6,051	5,385	12,207
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(32,088)	(6,808)	(2,310)
Transfers between subaccounts, net	15,238	1,317	(2,868)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(16,850)	(5,491)	(5,178)
Total increase (decrease) in net assets	(10,799)	(106)	7,029
Net assets as of December 31, 2023	$203,143	$60,814	$38,841
Investment income (loss):
Dividend distributions	8,950	3,015	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,165)	(1,005)	(745)
Net investment income (loss)	5,785	2,010	(745)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	-	(2,751)	2,244
Change in unrealized appreciation (depreciation)	-	2,997	9,515
Net gain (loss) on investments	-	246	11,759
Net increase (decrease) in net assets from operations	5,785	2,256	11,014
Contract owner transactions:
Deposits	999	-	-
Terminations, withdrawals and annuity payments	(65,316)	(12,508)	-
Transfers between subaccounts, net	7,086	1,988	(2,714)
Maintenance charges and mortality adjustments	1,989	336	(12)
Increase (decrease) in net assets from contract transactions	(55,242)	(10,184)	(2,726)
Total increase (decrease) in net assets	(49,457)	(7,928)	8,288
Net assets as of December 31, 2024	$153,686	$52,886	$47,129

The accompanying notes are an integral part of these financial statements.

7

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Columbia Variable Portfolio - Large Cap Index Fund	Columbia Variable Portfolio - Select Mid Cap Value Fund	Columbia Variable Portfolio - Strategic Income Fund
Net assets as of December 31, 2022	$38,100	$28,352	$4,637
Investment income (loss):
Dividend distributions	-	-	162
Investment Expenses:
Mortality and expense risk and administrative charges	(488)	(320)	(91)
Net investment income (loss)	(488)	(320)	71
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	11,684	9,151	(151)
Change in unrealized appreciation (depreciation)	(5,261)	(7,804)	410
Net gain (loss) on investments	6,423	1,347	259
Net increase (decrease) in net assets from operations	5,935	1,027	330
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(15,114)	(14,027)	(2)
Transfers between subaccounts, net	(978)	(3)	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(16,092)	(14,030)	(2)
Total increase (decrease) in net assets	(10,157)	(13,003)	328
Net assets as of December 31, 2023	$27,943	$15,349	$4,965
Investment income (loss):
Dividend distributions	-	-	218
Investment Expenses:
Mortality and expense risk and administrative charges	(517)	(311)	(64)
Net investment income (loss)	(517)	(311)	154
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	1,954	223	(2,365)
Change in unrealized appreciation (depreciation)	4,573	1,693	2,397
Net gain (loss) on investments	6,527	1,916	32
Net increase (decrease) in net assets from operations	6,010	1,605	186
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(843)	-	(5,152)
Transfers between subaccounts, net	(1,120)	-	1
Maintenance charges and mortality adjustments	(5)	(5)	-
Increase (decrease) in net assets from contract transactions	(1,968)	(5)	(5,151)
Total increase (decrease) in net assets	4,042	1,600	(4,965)
Net assets as of December 31, 2024	$31,985	$16,949	$-

The accompanying notes are an integral part of these financial statements.

8

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Columbia Variable Portfolio - U.S. Government Mortgage Fund	Franklin Mutual Shares VIP Fund	Franklin Templeton Growth and Income VIP Fund
Net assets as of December 31, 2022	$81,144	$12,751	$39,029
Investment income (loss):
Dividend distributions	2,163	117	869
Investment Expenses:
Mortality and expense risk and administrative charges	(1,401)	(198)	(677)
Net investment income (loss)	762	(81)	192
Increase (decrease) in net assets from operations:
Capital gain distributions	-	537	2,107
Realized capital gain (loss) on investments	(3,159)	(797)	(28)
Change in unrealized appreciation (depreciation)	4,678	1,156	(475)
Net gain (loss) on investments	1,519	896	1,604
Net increase (decrease) in net assets from operations	2,281	815	1,796
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(10,966)	(7,170)	(13,684)
Transfers between subaccounts, net	5,724	59	509
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(5,242)	(7,111)	(13,175)
Total increase (decrease) in net assets	(2,961)	(6,296)	(11,379)
Net assets as of December 31, 2023	$78,183	$6,455	$27,650
Investment income (loss):
Dividend distributions	2,116	141	687
Investment Expenses:
Mortality and expense risk and administrative charges	(1,248)	(118)	(504)
Net investment income (loss)	868	23	183
Increase (decrease) in net assets from operations:
Capital gain distributions	-	147	585
Realized capital gain (loss) on investments	(3,647)	15	(2,677)
Change in unrealized appreciation (depreciation)	2,634	429	6,203
Net gain (loss) on investments	(1,013)	591	4,111
Net increase (decrease) in net assets from operations	(145)	614	4,294
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(19,759)	-	(11,214)
Transfers between subaccounts, net	5,410	79	2
Maintenance charges and mortality adjustments	622	(3)	(7)
Increase (decrease) in net assets from contract transactions	(13,727)	76	(11,219)
Total increase (decrease) in net assets	(13,872)	690	(6,925)
Net assets as of December 31, 2024	$64,311	$7,145	$20,725

The accompanying notes are an integral part of these financial statements.

9

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT I Growth Series	MFS VIT I Investors Trust Series	MFS VIT I New Discovery Series
Net assets as of December 31, 2022	$149,000	$44,532	$4,843
Investment income (loss):
Dividend distributions	-	194	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,667)	(713)	(97)
Net investment income (loss)	(2,667)	(519)	(97)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,152	2,361	-
Realized capital gain (loss) on investments	9,603	2,514	(96)
Change in unrealized appreciation (depreciation)	25,348	2,210	779
Net gain (loss) on investments	47,103	7,085	683
Net increase (decrease) in net assets from operations	44,436	6,566	586
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(25,379)	(5,875)	(3)
Transfers between subaccounts, net	(21,284)	(468)	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(46,663)	(6,343)	(3)
Total increase (decrease) in net assets	(2,227)	223	583
Net assets as of December 31, 2023	$146,773	$44,755	$5,426
Investment income (loss):
Dividend distributions	-	221	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,421)	(821)	(70)
Net investment income (loss)	(2,421)	(600)	(70)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,702	3,455	-
Realized capital gain (loss) on investments	16,077	1,688	(2,261)
Change in unrealized appreciation (depreciation)	13,599	2,893	2,607
Net gain (loss) on investments	40,378	8,036	346
Net increase (decrease) in net assets from operations	37,957	7,436	276
Contract owner transactions:
Deposits	1,646	-	-
Terminations, withdrawals and annuity payments	(52,562)	(1,612)	(5,703)
Transfers between subaccounts, net	(23,636)	(699)	1
Maintenance charges and mortality adjustments	916	(5)	-
Increase (decrease) in net assets from contract transactions	(73,636)	(2,316)	(5,702)
Total increase (decrease) in net assets	(35,679)	5,120	(5,426)
Net assets as of December 31, 2024	$111,094	$49,875	$-

The accompanying notes are an integral part of these financial statements.

10

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT I Value Series	MFS VIT II Massachusetts Investors Growth Stock Portfolio	MFS VIT III Mid Cap Value Portfolio
Net assets as of December 31, 2022	$66,859	$896	$29,909
Investment income (loss):
Dividend distributions	1,144	-	97
Investment Expenses:
Mortality and expense risk and administrative charges	(1,157)	(16)	(264)
Net investment income (loss)	(13)	(16)	(167)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,807	51	184
Realized capital gain (loss) on investments	(754)	9	3,450
Change in unrealized appreciation (depreciation)	(422)	144	(2,974)
Net gain (loss) on investments	3,631	204	660
Net increase (decrease) in net assets from operations	3,618	188	493
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(8,803)	(53)	(24,464)
Transfers between subaccounts, net	2,994	(2)	(1)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(5,809)	(55)	(24,465)
Total increase (decrease) in net assets	(2,191)	133	(23,972)
Net assets as of December 31, 2023	$64,668	$1,029	$5,937
Investment income (loss):
Dividend distributions	959	-	79
Investment Expenses:
Mortality and expense risk and administrative charges	(1,048)	(8)	(81)
Net investment income (loss)	(89)	(8)	(2)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,342	-	267
Realized capital gain (loss) on investments	3,815	221	1,279
Change in unrealized appreciation (depreciation)	(1,897)	(129)	(803)
Net gain (loss) on investments	6,260	92	743
Net increase (decrease) in net assets from operations	6,171	84	741
Contract owner transactions:
Deposits	413	731	-
Terminations, withdrawals and annuity payments	(18,618)	(1,856)	(6,681)
Transfers between subaccounts, net	(1,256)	15	3
Maintenance charges and mortality adjustments	414	(3)	-
Increase (decrease) in net assets from contract transactions	(19,047)	(1,113)	(6,678)
Total increase (decrease) in net assets	(12,876)	(1,029)	(5,937)
Net assets as of December 31, 2024	$51,792	$-	$-

The accompanying notes are an integral part of these financial statements.

11

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	PIMCO VIT Real Return Portfolio	PIMCO VIT Total Return Portfolio	Templeton Foreign VIP Fund
Net assets as of December 31, 2022	$22,871	$260,243	$135,417
Investment income (loss):
Dividend distributions	562	9,018	4,556
Investment Expenses:
Mortality and expense risk and administrative charges	(334)	(4,336)	(2,440)
Net investment income (loss)	228	4,682	2,116
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(830)	(8,341)	(2,237)
Change in unrealized appreciation (depreciation)	888	13,337	24,321
Net gain (loss) on investments	58	4,996	22,084
Net increase (decrease) in net assets from operations	286	9,678	24,200
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(6,313)	(32,408)	(7,808)
Transfers between subaccounts, net	580	14,098	(7,307)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(5,733)	(18,310)	(15,115)
Total increase (decrease) in net assets	(5,447)	(8,632)	9,085
Net assets as of December 31, 2023	$17,424	$251,611	$144,502
Investment income (loss):
Dividend distributions	442	9,644	3,612
Investment Expenses:
Mortality and expense risk and administrative charges	(291)	(4,113)	(2,323)
Net investment income (loss)	151	5,531	1,289
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(429)	(5,124)	4,598
Change in unrealized appreciation (depreciation)	385	1,587	(8,018)
Net gain (loss) on investments	(44)	(3,537)	(3,420)
Net increase (decrease) in net assets from operations	107	1,994	(2,131)
Contract owner transactions:
Deposits	-	776	809
Terminations, withdrawals and annuity payments	(2,199)	(44,311)	(34,231)
Transfers between subaccounts, net	643	12,451	11,492
Maintenance charges and mortality adjustments	(3)	1,404	1,089
Increase (decrease) in net assets from contract transactions	(1,559)	(29,680)	(20,841)
Total increase (decrease) in net assets	(1,452)	(27,686)	(22,972)
Net assets as of December 31, 2024	$15,972	$223,925	$121,530

The accompanying notes are an integral part of these financial statements.

12

Delaware Life NY Variable Account C - All-Star

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

Wanger Acorn
Net assets as of December 31, 2022	$262,310
Investment income (loss):
Dividend distributions	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,768)
Net investment income (loss)	(4,768)
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	(29,349)
Change in unrealized appreciation (depreciation)	83,858
Net gain (loss) on investments	54,509
Net increase (decrease) in net assets from operations	49,741
Contract owner transactions:
Deposits	-
Terminations, withdrawals and annuity payments	(24,368)
Transfers between subaccounts, net	(871)
Maintenance charges and mortality adjustments	-
Increase (decrease) in net assets from contract transactions	(25,239)
Total increase (decrease) in net assets	24,502
Net assets as of December 31, 2023	$286,812
Investment income (loss):
Dividend distributions	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,204)
Net investment income (loss)	(3,204)
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	(55,995)
Change in unrealized appreciation (depreciation)	87,840
Net gain (loss) on investments	31,845
Net increase (decrease) in net assets from operations	28,641
Contract owner transactions:
Deposits	1,421
Terminations, withdrawals and annuity payments	(170,133)
Transfers between subaccounts, net	(5,965)
Maintenance charges and mortality adjustments	866
Increase (decrease) in net assets from contract transactions	(173,811)
Total increase (decrease) in net assets	(145,170)
Net assets as of December 31, 2024	$141,642

The accompanying notes are an integral part of these financial statements.

13

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements

December 31, 2024

Note 1. Organization

Delaware Life NY Variable Account C – All-Star (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on April 2015. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class
AB VPS Relative Value Portfolio	Class B
AB VPS Sustainable Global Thematic Portfolio	Class B
AB VPS Sustainable International Thematic Portfolio	-
Columbia Variable Portfolio - Dividend Opportunity Fund	Class 2
Columbia Variable Portfolio - Government Money Market Fund	Class 1
Columbia Variable Portfolio - Income Opportunities Fund	Class 2
Columbia Variable Portfolio - Large Cap Growth Fund	Class 2
Columbia Variable Portfolio - Large Cap Index Fund	Class 2
Columbia Variable Portfolio - Select Mid Cap Value Fund	Class 1
Columbia Variable Portfolio - Strategic Income Fund	Class 2
Columbia Variable Portfolio - U.S. Government Mortgage Fund	Class 2
Fidelity VIP Equity-Income Portfolio	Service Class 2
Franklin Mutual Shares VIP Fund	Class 2
Franklin Templeton Growth and Income VIP Fund	Class 2
MFS VIT I Growth Series	Service Class
MFS VIT I Investors Trust Series	Service Class
MFS VIT I New Discovery Series	Service Class
MFS VIT I Value Series	Initial Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	S Class
MFS VIT III Mid Cap Value Portfolio	Initial Class
PIMCO VIT Real Return Portfolio	Admin Class
PIMCO VIT Total Return Portfolio	Admin Class
Rydex VT NASDAQ-100 Fund	-
Templeton Foreign VIP Fund	Class 2
Wanger Acorn	-
Wanger International	-

14

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Twenty-six subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

AB VPS Sustainable International Thematic Portfolio

Fidelity VIP Equity-Income Portfolio

Rydex VT NASDAQ-100 Fund

Wanger International

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2023 or 2024.

B. Mergers

There were no fund mergers in 2023 or 2024.

C. Liquidations

There were no fund liquidations in 2023 or 2024.

D. Name Changes

There were no name changes in 2023 or 2024.

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

15

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, Annuity 2000 Mortality Table, or 2012 Individual Annuity Reserving Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 0.75 percent to 5.25 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

As of December 31, 2024, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and

16

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•  Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Segment Disclosures

In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Operations and Change in Net Assets as net assets and significant segment expenses are reported in the Statements of Operations and Change in Net Assets. The CODM does not evaluate the business using asset or subaccount expense information.

17

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2024 and 2023, were as follows:

Subaccount	2024		2023
	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

AB VPS Relative Value Portfolio	$ 10,882	$ 43,210	$ 18,717	$ 10,785
AB VPS Sustainable Global Thematic Portfolio	33	677	645	9,849
Columbia Variable Portfolio - Dividend Opportunity Fund	207	519	-	3,447
Columbia Variable Portfolio - Government Money Market Fund	24,091	73,557	30,539	41,336
Columbia Variable Portfolio - Income Opportunities Fund	5,875	14,055	5,303	8,655
Columbia Variable Portfolio - Large Cap Growth Fund	376	3,851	263	6,049
Columbia Variable Portfolio - Large Cap Index Fund	-	2,489	1	16,580
Columbia Variable Portfolio - Select Mid Cap Value Fund	-	317	-	14,349
Columbia Variable Portfolio - Strategic Income Fund	218	5,216	163	93
Columbia Variable Portfolio - U.S. Government Mortgage Fund	9,367	22,232	8,169	12,646
Franklin Mutual Shares VIP Fund	429	184	705	7,360
Franklin Templeton Growth and Income VIP Fund	1,271	11,725	2,976	13,851
MFS VIT I Growth Series	17,030	82,405	13,198	50,368
MFS VIT I Investors Trust Series	3,763	3,229	2,556	7,055
MFS VIT I New Discovery Series	-	5,774	-	99
MFS VIT I Value Series	8,029	22,831	9,851	10,863
MFS VIT II Massachusetts Investors Growth Stock Portfolio	730	1,858	51	71
MFS VIT III Mid Cap Value Portfolio	346	6,760	281	24,730
PIMCO VIT Real Return Portfolio	1,082	2,490	1,100	6,604
PIMCO VIT Total Return Portfolio	24,761	48,934	22,870	36,487
Templeton Foreign VIP Fund	18,847	38,413	5,554	18,546
Wanger Acorn	8,543	185,588	9,821	39,812

18

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related-Party Transactions

The Sponsor provides administrative services necessary for the operation of the Separate Account. The Sponsor absorbs all organizational expenses including the fees of registering the Separate Account and its contracts for distribution under federal and state securities laws.

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are based on the assumed by the Sponsor. These charges are reflected in the Statements of Operations and Change in Net Assets. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2024, the deduction is at an effective annual rate of the average daily value of the contract invested in the Separate Account as follows:

	Level 1	Level 2	Level 3	Level 4
Columbia All-Star NY contracts	1.30	1.50	1.70	1.90
Columbia All-Star Extra NY contracts	1.40	1.60	1.80	2.00
Columbia All-Star Freedom NY contracts	1.35	1.55	1.75	-
All amounts shown are %

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Separate Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Columbia All-Star Extra NY contracts and an effective annual rate of 0.20% of the net assets attributable to Columbia All-Star NY and Columbia All-Star Freedom NY contracts.

Additionally, a reimbursement for administrative expenses attributable to Columbia All-Star NY, Columbia All-Star Extra NY, and Columbia All-Star Freedom NY contracts, which exceed the charges received from the account administration fee (“Account Fee”), the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

Distribution and administrative expense charges are reflected in the Statements of Operations and Change in Net Assets.

Administrative charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, this Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported as part of “Maintenance charges and mortality adjustments” in the Statements of Operations and Change in Net Assets.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments made under the contract. These charges are reported as part of “Maintenance charges and mortality adjustments” in the Statements of Operations and Change in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on the date the

19

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

contracts were issued), if Secured Returns 2 optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star NY contracts and Columbia All-Star Extra NY contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Separate Account’s financial statements.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

20

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

Subaccount	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AB VPS Relative Value Portfolio	87	(910)	(823)	116	(216)	(100)
AB VPS Sustainable Global Thematic Portfolio	-	(16)	(16)	-	(300)	(300)
Columbia Variable Portfolio - Dividend Opportunity Fund	9	(23)	(14)	-	(167)	(167)
Columbia Variable Portfolio - Government Money Market Fund	1,626	(7,550)	(5,924)	2,291	(4,158)	(1,867)
Columbia Variable Portfolio - Income Opportunities Fund	226	(1,026)	(800)	178	(652)	(474)
Columbia Variable Portfolio - Large Cap Growth Fund	8	(67)	(59)	8	(158)	(150)
Columbia Variable Portfolio - Large Cap Index Fund	-	(53)	(53)	-	(577)	(577)
Columbia Variable Portfolio - Select Mid Cap Value Fund	-	-	-	-	(634)	(634)
Columbia Variable Portfolio - Strategic Income Fund	-	(240)	(240)	-	-	-
Columbia Variable Portfolio - U.S. Government Mortgage Fund	802	(2,295)	(1,493)	682	(1,330)	(648)
Franklin Mutual Shares VIP Fund	5	(3)	2	2	(292)	(290)
Franklin Templeton Growth and Income VIP Fund	-	(278)	(278)	-	(408)	(408)
MFS VIT I Growth Series	74	(937)	(863)	17	(753)	(736)
MFS VIT I Investors Trust Series	2	(51)	(49)	-	(163)	(163)
MFS VIT I New Discovery Series	-	(117)	(117)	-	-	-
MFS VIT I Value Series	98	(768)	(670)	161	(402)	(241)
MFS VIT II Massachusetts Investors Growth Stock Portfolio	28	(70)	(42)	-	(3)	(3)
MFS VIT III Mid Cap Value Portfolio	-	(195)	(195)	-	(874)	(874)
PIMCO VIT Real Return Portfolio	43	(149)	(106)	36	(441)	(405)
PIMCO VIT Total Return Portfolio	1,030	(3,037)	(2,007)	971	(2,296)	(1,325)

21

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Templeton Foreign VIP Fund	695	(1,584)	(889)	51	(783)	(732)
Wanger Acorn	168	(3,643)	(3,475)	229	(792)	(563)

22

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Relative Value Portfolio
2024	3,113	41.11	46.11	137,665	1.22	1.65	1.90	10.62	10.89
2023	3,936	38.74	39.84	157,752	1.31	1.65	1.90	9.61	9.89
2022	4,036	35.26	36.35	147,324	1.10	1.65	1.90	(6.23)	(5.99)
2021	4,425	37.50	38.76	172,242	0.62	1.65	1.90	25.42	25.74
2020	4,908	29.83	30.91	152,342	1.33	1.65	1.90	0.53	0.78
AB VPS Sustainable Global Thematic Portfolio
2024	333	32.47	32.47	10,813	-	1.70	1.70	4.17	4.17
2023	349	35.43	31.17	10,870	0.03	1.70	1.70	13.75	13.75
2022	649	31.15	27.41	18,480	-	1.70	1.70	(28.40)	(28.40)
2021	675	43.51	37.20	26,794	-	1.70	1.85	20.31	20.49
2020	905	36.11	30.92	29,386	0.46	1.70	1.85	36.51	36.72
Columbia Variable Portfolio - Dividend Opportunity Fund
2024	-	23.41	23.41	-	-	1.90	1.90	12.93	12.93
2023	14	21.27	20.73	296	-	1.70	1.90	2.86	3.07
2022	181	20.64	20.16	3,719	-	1.70	1.90	(3.26)	(3.06)
2021	195	21.29	20.83	4,136	-	1.70	1.90	23.51	23.76
2020	206	17.20	16.87	3,531	-	1.70	1.90	(1.02)	(0.81)

23

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - Government Money Market Fund
2024	16,175	9.28	9.56	153,686	4.91	1.65	1.90	3.00	3.24
2023	22,099	9.26	9.01	203,143	4.58	1.65	1.90	2.77	3.04
2022	23,966	8.98	8.77	213,942	1.09	1.65	1.90	(0.70)	(0.45)
2021	27,958	9.02	8.83	250,837	0.02	1.65	1.90	(1.88)	(1.63)
2020	27,914	9.17	9.00	254,609	0.28	1.65	1.90	(1.60)	(1.35)
Columbia Variable Portfolio - Income Opportunities Fund
2024	4,071	12.70	13.08	52,886	5.21	1.65	1.90	3.74	3.97
2023	4,871	12.58	12.24	60,814	5.18	1.65	1.90	9.26	9.54
2022	5,345	11.49	11.21	60,920	5.36	1.65	1.90	(11.92)	(11.69)
2021	6,250	13.01	12.72	80,644	9.03	1.65	1.90	2.17	2.43
2020	6,028	12.70	12.45	76,002	4.64	1.65	1.90	3.67	3.93
Columbia Variable Portfolio - Large Cap Growth Fund
2024	943	49.72	50.06	47,129	-	1.65	1.70	28.77	28.82
2023	1,002	38.86	38.61	38,841	-	1.65	1.70	40.36	40.43
2022	1,152	27.67	27.51	31,812	-	1.65	1.70	(32.69)	(32.66)
2021	1,068	41.09	40.87	43,805	-	1.65	1.70	26.18	26.24
2020	1,130	32.55	32.39	36,716	-	1.65	1.70	32.13	32.19
Columbia Variable Portfolio - Large Cap Index Fund
2024	776	41.11	41.40	31,985	-	1.65	1.70	22.28	22.34
2023	829	33.84	32.77	27,943	-	1.65	1.90	23.28	23.59
2022	1,406	27.38	26.58	38,100	-	1.65	1.90	(20.08)	(19.88)
2021	1,437	34.18	33.26	48,622	-	1.65	1.90	25.64	25.96
2020	2,233	27.13	26.47	59,849	-	1.65	1.90	15.51	15.80
Columbia Variable Portfolio - Select Mid Cap Value Fund
2024	634	26.73	26.73	16,949	-	1.85	1.85	10.45	10.45
2023	634	24.67	24.04	15,349	-	1.70	1.90	8.22	8.44
2022	1,268	22.75	22.22	28,352	-	1.70	1.90	(11.15)	(10.97)
2021	1,284	25.55	25.00	32,300	-	1.70	1.90	29.82	30.09
2020	2,292	19.64	19.26	44,379	-	1.70	1.90	5.44	5.65

24

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - Strategic Income Fund
2024	-	21.21	21.21	-	6.64	1.90	1.90	2.51	2.51
2023	240	20.69	20.69	4,965	3.43	1.90	1.90	7.14	7.14
2022	240	19.31	19.31	4,637	2.72	1.90	1.90	(13.19)	(13.19)
2021	240	22.25	22.25	5,343	5.25	1.90	1.90	(0.30)	(0.30)
2020	240	22.31	22.31	5,359	3.40	1.90	1.90	4.60	4.60
Columbia Variable Portfolio - U.S. Government Mortgage Fund
2024	7,020	8.91	9.22	64,311	2.93	1.65	1.90	(0.56)	(0.43)
2023	8,513	9.26	8.96	78,183	2.66	1.65	1.90	3.44	3.70
2022	9,161	8.93	8.67	81,144	1.87	1.65	1.90	(15.94)	(15.73)
2021	9,597	10.59	10.31	100,840	1.83	1.65	1.90	(3.07)	(2.83)
2020	8,956	10.90	10.64	96,916	2.38	1.65	1.90	2.86	3.12
Franklin Mutual Shares VIP Fund
2024	234	30.51	30.51	7,145	2.03	1.65	1.65	9.43	9.43
2023	232	27.88	26.74	6,455	0.88	1.65	1.85	11.38	11.60
2022	522	24.98	24.00	12,751	1.09	1.65	1.85	(9.14)	(8.95)
2021	1,173	27.44	26.42	31,258	2.91	1.65	1.85	16.97	17.21
2020	1,252	23.41	22.59	28,506	3.01	1.65	1.85	(6.80)	(6.61)
Franklin Templeton Growth and Income VIP Fund
2024	519	39.91	40.73	20,725	2.58	1.85	1.90	15.74	15.82
2023	797	34.46	35.19	27,650	2.41	1.85	1.90	6.92	6.98
2022	1,205	32.22	32.92	39,029	3.56	1.85	1.90	(8.57)	(8.52)
2021	2,067	35.22	36.00	73,023	2.45	1.85	1.90	22.87	22.93
2020	2,226	28.65	29.30	63,943	3.78	1.85	1.90	3.52	3.57
MFS VIT I Growth Series
2024	1,215	84.44	92.24	111,094	-	1.65	1.90	28.66	28.97
2023	2,078	68.42	68.53	146,773	-	1.65	1.90	32.95	33.29
2022	2,814	51.33	51.55	149,000	-	1.65	1.90	(33.10)	(32.93)
2021	2,611	76.53	77.05	205,024	-	1.65	1.90	20.90	21.21
2020	2,839	63.14	63.73	184,106	-	1.65	1.90	29.04	29.37

25

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT I Investors Trust Series
2024	961	51.80	52.37	49,875	0.46	1.65	1.70	17.19	17.24
2023	1,010	44.67	44.20	44,755	0.46	1.65	1.70	16.66	16.72
2022	1,173	38.27	37.89	44,532	0.39	1.65	1.70	(18.10)	(18.06)
2021	1,218	46.70	46.26	56,444	0.42	1.65	1.70	24.36	24.43
2020	1,287	37.54	37.20	47,946	0.43	1.65	1.70	11.67	11.73
MFS VIT I New Discovery Series
2024	-	48.58	48.58	-	-	1.90	1.90	4.41	4.41
2023	117	46.53	46.53	5,426	-	1.90	1.90	12.10	12.10
2022	117	41.51	41.51	4,843	-	1.90	1.90	(31.32)	(31.32)
2021	117	60.44	60.44	7,054	-	1.90	1.90	(0.35)	(0.35)
2020	117	60.66	60.66	7,079	-	1.90	1.90	42.82	42.82
MFS VIT I Value Series
2024	1,793	28.16	29.04	51,792	1.59	1.65	1.90	9.49	9.75
2023	2,463	26.46	25.72	64,668	1.71	1.65	1.90	5.89	6.16
2022	2,704	24.92	24.29	66,859	1.26	1.65	1.90	(7.69)	(7.45)
2021	3,498	26.93	26.31	93,386	1.32	1.65	1.90	23.08	23.39
2020	3,905	21.83	21.38	84,585	1.58	1.65	1.90	1.51	1.77
MFS VIT II Massachusetts Investors Growth Stock Portfolio
2024	-	27.56	27.56	-	-	1.90	1.90	13.74	13.74
2023	42	24.23	24.23	1,029	-	1.90	1.90	21.37	21.37
2022	45	19.96	19.96	896	-	1.90	1.90	(20.97)	(20.97)
2021	48	25.26	25.26	0	-	1.90	1.90	23.28	23.28
2020	51	20.79	20.49	1,036	0.03	1.65	1.90	19.88	20.18
MFS VIT III Mid Cap Value Portfolio
2024	-	34.06	34.06	-	1.92	1.90	1.90	11.60	11.60
2023	195	31.52	30.52	5,937	1.25	1.70	1.90	10.60	10.82
2022	1,069	28.44	27.60	29,909	0.99	1.70	1.90	(10.51)	(10.33)
2021	1,069	31.72	30.84	33,412	0.61	1.70	1.90	28.51	28.77
2020	1,867	24.63	24.00	45,231	1.24	1.70	1.90	1.89	2.10

26

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

PIMCO VIT Real Return Portfolio
2024	1,075	14.49	14.95	15,972	2.63	1.65	1.90	0.21	0.47
2023	1,181	14.88	14.46	17,424	2.78	1.65	1.90	1.71	1.97
2022	1,586	14.59	14.22	22,871	6.46	1.65	1.90	(13.58)	(13.36)
2021	2,076	16.84	16.46	34,388	4.73	1.65	1.90	3.61	3.87
2020	3,281	16.22	15.88	51,991	1.42	1.65	1.90	9.60	9.88
PIMCO VIT Total Return Portfolio
2024	15,021	14.28	14.98	223,925	4.03	1.65	1.90	0.56	0.82
2023	17,028	14.86	14.20	251,611	3.56	1.65	1.90	3.94	4.20
2022	18,353	14.26	13.66	260,243	2.61	1.65	1.90	(15.93)	(15.72)
2021	18,862	16.92	16.25	317,123	1.82	1.65	1.90	(3.14)	(2.89)
2020	18,954	17.42	16.78	327,739	2.13	1.65	1.90	6.60	6.87
Templeton Foreign VIP Fund
2024	5,662	20.34	21.66	121,530	2.70	1.65	1.90	(2.91)	(2.65)
2023	6,551	21.83	21.34	144,502	3.21	1.65	1.90	18.48	18.78
2022	7,283	18.38	18.01	135,417	2.96	1.65	1.90	(9.35)	(9.12)
2021	7,630	20.22	19.87	156,273	1.79	1.65	1.90	2.19	2.45
2020	7,477	19.74	19.44	149,546	3.71	1.65	1.90	(3.04)	(2.79)
Wanger Acorn
2024	2,609	49.18	57.35	141,642	-	1.65	1.90	11.99	12.28
2023	6,084	45.77	48.95	286,812	-	1.65	1.90	19.44	19.74
2022	6,647	38.22	40.98	262,310	-	1.65	1.90	(34.72)	(34.56)
2021	6,383	58.41	62.78	381,764	0.77	1.65	1.90	6.84	7.11
2020	6,515	54.53	58.76	363,794	-	1.65	1.90	21.87	22.18

27

Delaware Life NY Variable Account C - All-Star

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

(1)  The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

28

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company
and Contract Owners of Delaware Life NY Variable Account C - All-Star:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise Delaware Life NY Variable Account C - All-Star (the Separate Account) as of December 31, 2024, the related statements of operations and change in net assets for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of their operations and changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

Boston, Massachusetts
April 15, 2025

29

Appendix (1)

Delaware Life NY Variable Account C - All-Star

AB VPS Relative Value Portfolio

AB VPS Sustainable Global Thematic Portfolio

Columbia Variable Portfolio - Dividend Opportunity Fund

Columbia Variable Portfolio - Government Money Market Fund

Columbia Variable Portfolio - Income Opportunities Fund

Columbia Variable Portfolio - Large Cap Growth Fund

Columbia Variable Portfolio - Large Cap Index Fund

Columbia Variable Portfolio - Select Mid Cap Value Fund

Columbia Variable Portfolio - Strategic Income Fund

Columbia Variable Portfolio - U.S. Government Mortgage Fund

Templeton Foreign VIP Fund

Franklin Templeton Growth and Income VIP Fund

Franklin Mutual Shares VIP Fund

MFS VIT I Growth Series

MFS VIT I Investors Trust Series

MFS VIT I New Discovery Series

MFS VIT I Value Series

MFS VIT II Massachusetts Investors Growth Stock Portfolio

MFS VIT III Mid Cap Value Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT Total Return Portfolio

Wanger Acorn

(1)	Unless noted otherwise, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2024. Financial highlights for the year or period ended on December 31, 2020 were audited by other independent registered public accountants.

30

Financial Statements

Delaware Life NY Variable Account C - Futurity

December 31, 2024

With Report of Independent Registered Public Accounting Firm

Delaware Life NY Variable Account C - Futurity

Financial Statements

December 31, 2024

Delaware Life NY Variable Account C - Futurity

Statements of Net Assets

December 31, 2024

	Number of		Assets at		Units
Subaccount	Shares	Cost	Market Value	Net Assets	Outstanding	Range of Unit Values

AB VPS Relative Value Portfolio	2,400	$ 60,077	$ 74,085	$ 74,085	1,853	$ 39.14	$ 40.52
AB VPS Small Cap Growth Portfolio	876	10,925	8,270	8,270	143	57.89	57.89
AB VPS Sustainable International Thematic Portfolio	-	-	-	-	-	27.33	27.33
Alger Growth & Income Portfolio	1,414	25,434	47,092	47,092	1,303	36.15	36.15
Alger Small Cap Growth Portfolio	1,730	40,353	30,815	30,815	1,281	24.06	24.06
Fidelity VIP Contrafund Portfolio	181	7,012	10,065	10,065	128	75.70	78.37
Fidelity VIP Growth Portfolio	614	49,754	56,918	56,918	836	65.99	68.32
Fidelity VIP Overseas Portfolio	322	6,720	8,094	8,094	295	27.46	27.46
First Eagle Overseas Variable Fund	2,394	58,939	56,038	56,038	1,025	53.18	55.00
Goldman Sachs International Equity Insights Fund	7,368	58,667	64,763	64,763	4,914	13.18	13.18
Goldman Sachs VIT Large Cap Value Fund	29,224	280,455	251,910	251,910	7,815	32.23	32.23
Goldman Sachs VIT Small Cap Equity Insights Fund	1,535	19,041	20,635	20,635	449	45.95	45.95
Goldman Sachs VIT U.S. Equity Insights Fund	2,127	36,741	46,123	46,123	1,144	40.32	40.32
Invesco V.I. American Franchise Fund	1,697	86,839	134,994	134,994	2,891	46.70	46.70
Invesco V.I. Core Equity Fund	793	24,599	26,645	26,645	981	27.17	27.17
Invesco V.I. EQV International Equity Fund	3,688	125,000	123,636	123,636	6,786	18.01	31.45
LVIP JPMorgan Small Cap Core Fund	1,876	35,616	40,688	40,688	848	48.00	48.00
LVIP JPMorgan U.S. Equity Fund	837	22,463	37,218	37,218	484	76.91	76.91
MFS U.S. Government Money Market Portfolio	153,418	153,418	153,418	153,418	15,902	9.44	9.70
MFS VIT I Growth Series Initial Class	4,806	246,226	352,327	352,327	9,184	38.36	38.36
MFS VIT I Growth Series Service Class	780	35,236	52,336	52,336	682	76.70	76.70
MFS VIT I Mid Cap Growth Series	39,250	369,130	361,098	361,098	9,053	38.90	39.94
MFS VIT I New Discovery Series Initial Class	7,046	117,867	97,305	97,305	4,597	21.17	21.17
MFS VIT I New Discovery Series Service Class	2,166	26,251	23,287	23,287	1,141	20.17	20.49
MFS VIT I Research Series	-	-	-	-	-	37.33	37.33
MFS VIT I Total Return Bond Series	8,784	113,557	101,018	101,018	9,430	10.63	10.72
MFS VIT I Utilities Series Initial Class	5,210	175,687	178,287	178,287	11,001	16.21	16.21
MFS VIT I Utilities Series Service Class	865	28,105	28,906	28,906	1,864	15.43	15.68
MFS VIT I Value Series	11,892	234,276	257,223	257,223	8,580	29.22	30.01
MFS VIT II Blended Research Core Equity Portfolio I Class	1,167	58,620	74,897	74,897	1,622	46.19	46.19
MFS VIT II Blended Research Core Equity Portfolio S Class	254	15,594	16,048	16,048	305	52.66	52.66
MFS VIT II Government Securities Portfolio I Class	3,764	47,087	39,787	39,787	2,516	15.81	15.81
MFS VIT II Government Securities Portfolio S Class	417	4,685	4,386	4,386	349	12.55	12.55
MFS VIT II High Yield Portfolio I Class	21,599	116,187	108,429	108,429	5,001	13.95	25.51
MFS VIT II High Yield Portfolio Service Class	799	4,431	3,957	3,957	159	24.92	24.92

The accompanying notes are an integral part of these financial statements.

5

Delaware Life NY Variable Account C - Futurity

Statements of Net Assets (continued)

December 31, 2024

	Number of		Assets at		Units
SubAccount	Shares	Cost	Market Value	Net Assets	Outstanding	Range of Unit Values

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	3,115	$ 62,327	$ 74,597	$ 74,597	2,129	$ 35.03	$ 35.03
MFS VIT III Blended Research Small Cap Equity Portfolio	13,311	123,723	137,367	137,367	3,289	41.26	45.51
MFS VIT III Global Real Estate Portfolio	10,202	133,101	127,213	127,213	3,020	32.79	43.80
MFS VIT III Mid Cap Value Portfolio	1,240	10,725	13,128	13,128	360	35.85	36.77
MFS VIT Total Return Series Initial Class	16,597	388,647	386,204	386,204	20,695	18.66	18.66
MFS VIT Total Return Series Service Class	13,822	316,465	312,935	312,935	17,647	17.70	18.00
PIMCO VIT Emerging Markets Bond Portfolio	1,820	21,550	19,369	19,369	594	31.85	32.94
PIMCO VIT Real Return Portfolio	767	9,713	8,828	8,828	538	15.97	16.52
PIMCO VIT Total Return Portfolio	2,756	28,999	24,916	24,916	1,522	15.96	16.51
Templeton Growth VIP Fund	951	10,701	11,864	11,864	428	27.72	27.72

The accompanying notes are an integral part of these financial statements.

6

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023

	AB VPS Relative Value Portfolio	AB VPS Small Cap Growth Portfolio	AB VPS Sustainable International Thematic Portfolio
Net assets as of December 31, 2022	$80,158	$6,790	$20,193
Investment income (loss):
Dividend distributions	1,055	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,129)	(107)	(239)
Net investment income (loss)	(74)	(107)	(239)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,666	-	808
Realized capital gain (loss) on investments	2,731	(694)	(3,358)
Change in unrealized appreciation (depreciation)	(2,625)	1,844	3,821
Net gain (loss) on investments	6,772	1,150	1,271
Net increase (decrease) in net assets from operations	6,698	1,043	1,032
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(20,136)	(361)	(15,179)
Transfers between subaccounts, net	1	-	(1)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(20,135)	(361)	(15,180)
Total increase (decrease) in net assets	(13,437)	682	(14,148)
Net assets as of December 31, 2023	$66,721	$7,472	$6,045
Investment income (loss):
Dividend distributions	920	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,113)	(119)	(8)
Net investment income (loss)	(193)	(119)	(8)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,589	-	-
Realized capital gain (loss) on investments	318	(518)	(212)
Change in unrealized appreciation (depreciation)	4,661	1,893	95
Net gain (loss) on investments	7,568	1,375	(117)
Net increase (decrease) in net assets from operations	7,375	1,256	(125)
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(453)	(5,898)
Transfers between subaccounts, net	-	-	(18)
Maintenance charges and mortality adjustments	(11)	(5)	(4)
Increase (decrease) in net assets from contract transactions	(11)	(458)	(5,920)
Total increase (decrease) in net assets	7,364	798	(6,045)
Net assets as of December 31, 2024	$74,085	$8,270	$-

The accompanying notes are an integral part of these financial statements.

7

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Alger Growth & Income Portfolio	Alger Small Cap Growth Portfolio	Fidelity VIP Contrafund Portfolio
Net assets as of December 31, 2022	$32,078	$25,163	$20,882
Investment income (loss):
Dividend distributions	494	-	64
Investment Expenses:
Mortality and expense risk and administrative charges	(492)	(371)	(375)
Net investment income (loss)	2	(371)	(311)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,140	-	889
Realized capital gain (loss) on investments	348	(23)	234
Change in unrealized appreciation (depreciation)	5,660	4,138	5,651
Net gain (loss) on investments	7,148	4,115	6,774
Net increase (decrease) in net assets from operations	7,150	3,744	6,463
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(5)	(8)	(509)
Transfers between subaccounts, net	1	-	(1)
Maintenance charges and mortality adjustments	(154)	-	-
Increase (decrease) in net assets from contract transactions	(158)	(8)	(510)
Total increase (decrease) in net assets	6,992	3,736	5,953
Net assets as of December 31, 2023	$39,070	$28,899	$26,835
Investment income (loss):
Dividend distributions	262	118	3
Investment Expenses:
Mortality and expense risk and administrative charges	(618)	(422)	(169)
Net investment income (loss)	(356)	(304)	(166)
Increase (decrease) in net assets from operations:
Capital gain distributions	159	-	1,169
Realized capital gain (loss) on investments	787	31	1,578
Change in unrealized appreciation (depreciation)	7,644	2,189	1,166
Net gain (loss) on investments	8,590	2,220	3,913
Net increase (decrease) in net assets from operations	8,234	1,916	3,747
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(20,338)
Transfers between subaccounts, net	(206)	-	(167)
Maintenance charges and mortality adjustments	(6)	-	(12)
Increase (decrease) in net assets from contract transactions	(212)	-	(20,517)
Total increase (decrease) in net assets	8,022	1,916	(16,770)
Net assets as of December 31, 2024	$47,092	$30,815	$10,065

The accompanying notes are an integral part of these financial statements.

8

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Fidelity VIP Growth Portfolio	Fidelity VIP Overseas Portfolio	First Eagle Overseas Variable Fund
Net assets as of December 31, 2022	$44,590	$6,616	$61,107
Investment income (loss):
Dividend distributions	2	59	-
Investment Expenses:
Mortality and expense risk and administrative charges	(712)	(106)	(888)
Net investment income (loss)	(710)	(47)	(888)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,266	20	4,312
Realized capital gain (loss) on investments	1,651	20	(1,307)
Change in unrealized appreciation (depreciation)	10,919	1,230	3,005
Net gain (loss) on investments	14,836	1,270	5,774
Net increase (decrease) in net assets from operations	14,126	1,223	4,886
Contract owner transactions:
Deposits	87	-	179
Terminations, withdrawals and annuity payments	(4,278)	(3)	(7,211)
Transfers between subaccounts, net	(3,535)	-	913
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(7,726)	(3)	(6,119)
Total increase (decrease) in net assets	6,400	1,220	(1,233)
Net assets as of December 31, 2023	$50,990	$7,836	$59,874
Investment income (loss):
Dividend distributions	-	118	982
Investment Expenses:
Mortality and expense risk and administrative charges	(839)	(121)	(888)
Net investment income (loss)	(839)	(3)	94
Increase (decrease) in net assets from operations:
Capital gain distributions	12,578	386	389
Realized capital gain (loss) on investments	3,566	35	(270)
Change in unrealized appreciation (depreciation)	(1,492)	(160)	2,573
Net gain (loss) on investments	14,652	261	2,692
Net increase (decrease) in net assets from operations	13,813	258	2,786
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(4,516)	-	(7,139)
Transfers between subaccounts, net	(3,339)	-	557
Maintenance charges and mortality adjustments	(30)	-	(40)
Increase (decrease) in net assets from contract transactions	(7,885)	-	(6,622)
Total increase (decrease) in net assets	5,928	258	(3,836)
Net assets as of December 31, 2024	$56,918	$8,094	$56,038

The accompanying notes are an integral part of these financial statements.

9

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Goldman Sachs International Equity Insights Fund	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Small Cap Equity Insights Fund
Net assets as of December 31, 2022	$60,278	$200,164	$15,076
Investment income (loss):
Dividend distributions	1,652	3,676	167
Investment Expenses:
Mortality and expense risk and administrative charges	(853)	(2,854)	(223)
Net investment income (loss)	799	822	(56)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	18,560	-
Realized capital gain (loss) on investments	(650)	(2,137)	(35)
Change in unrealized appreciation (depreciation)	9,609	5,275	2,759
Net gain (loss) on investments	8,959	21,698	2,724
Net increase (decrease) in net assets from operations	9,758	22,520	2,668
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(3,319)	(2,402)	(9)
Transfers between subaccounts, net	(1,317)	-	(1)
Maintenance charges and mortality adjustments	-	-	(77)
Increase (decrease) in net assets from contract transactions	(4,636)	(2,402)	(87)
Total increase (decrease) in net assets	5,122	20,118	2,581
Net assets as of December 31, 2023	$65,400	$220,282	$17,657
Investment income (loss):
Dividend distributions	1,920	3,487	194
Investment Expenses:
Mortality and expense risk and administrative charges	(935)	(3,411)	(273)
Net investment income (loss)	985	76	(79)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,234	30,111	1,605
Realized capital gain (loss) on investments	1,357	(1,636)	32
Change in unrealized appreciation (depreciation)	(1,307)	5,566	1,533
Net gain (loss) on investments	2,284	34,041	3,170
Net increase (decrease) in net assets from operations	3,269	34,117	3,091
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(4,230)	(2,480)	-
Transfers between subaccounts, net	351	-	(101)
Maintenance charges and mortality adjustments	(27)	(9)	(12)
Increase (decrease) in net assets from contract transactions	(3,906)	(2,489)	(113)
Total increase (decrease) in net assets	(637)	31,628	2,978
Net assets as of December 31, 2024	$64,763	$251,910	$20,635

The accompanying notes are an integral part of these financial statements.

10

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Goldman Sachs VIT U.S. Equity Insights Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Core Equity Fund
Net assets as of December 31, 2022	$29,863	$73,372	$17,793
Investment income (loss):
Dividend distributions	232	-	148
Investment Expenses:
Mortality and expense risk and administrative charges	(457)	(1,229)	(276)
Net investment income (loss)	(225)	(1,229)	(128)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,003	476
Realized capital gain (loss) on investments	259	411	(59)
Change in unrealized appreciation (depreciation)	6,563	27,414	3,562
Net gain (loss) on investments	6,822	29,828	3,979
Net increase (decrease) in net assets from operations	6,597	28,599	3,851
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(6)	(198)	(11)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(1)	-
Increase (decrease) in net assets from contract transactions	(6)	(199)	(11)
Total increase (decrease) in net assets	6,591	28,400	3,840
Net assets as of December 31, 2023	$36,454	$101,772	$21,633
Investment income (loss):
Dividend distributions	281	-	175
Investment Expenses:
Mortality and expense risk and administrative charges	(588)	(1,698)	(344)
Net investment income (loss)	(307)	(1,698)	(169)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,078	-	2,100
Realized capital gain (loss) on investments	378	974	(22)
Change in unrealized appreciation (depreciation)	3,524	34,274	3,234
Net gain (loss) on investments	9,980	35,248	5,312
Net increase (decrease) in net assets from operations	9,673	33,550	5,143
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(360)	(121)
Transfers between subaccounts, net	-	42	2
Maintenance charges and mortality adjustments	(4)	(10)	(12)
Increase (decrease) in net assets from contract transactions	(4)	(328)	(131)
Total increase (decrease) in net assets	9,669	33,222	5,012
Net assets as of December 31, 2024	$46,123	$134,994	$26,645

The accompanying notes are an integral part of these financial statements.

11

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Invesco V.I. EQV International Equity Fund	LVIP JPMorgan Small Cap Core Fund	LVIP JPMorgan U.S. Equity Fund
Net assets as of December 31, 2022	$110,066	$39,520	$30,752
Investment income (loss):
Dividend distributions	230	560	545
Investment Expenses:
Mortality and expense risk and administrative charges	(1,607)	(568)	(480)
Net investment income (loss)	(1,377)	(8)	65
Increase (decrease) in net assets from operations:
Capital gain distributions	86	355	1,600
Realized capital gain (loss) on investments	714	293	341
Change in unrealized appreciation (depreciation)	18,423	3,916	5,807
Net gain (loss) on investments	19,223	4,564	7,748
Net increase (decrease) in net assets from operations	17,846	4,556	7,813
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(3,317)	(16)	(13)
Transfers between subaccounts, net	(1,118)	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(4,435)	(16)	(13)
Total increase (decrease) in net assets	13,411	4,540	7,800
Net assets as of December 31, 2023	$123,477	$44,060	$38,552
Investment income (loss):
Dividend distributions	2,228	329	184
Investment Expenses:
Mortality and expense risk and administrative charges	(1,780)	(640)	(591)
Net investment income (loss)	448	(311)	(407)
Increase (decrease) in net assets from operations:
Capital gain distributions	662	614	1,841
Realized capital gain (loss) on investments	974	4,995	8,220
Change in unrealized appreciation (depreciation)	(2,987)	(761)	(926)
Net gain (loss) on investments	(1,351)	4,848	9,135
Net increase (decrease) in net assets from operations	(903)	4,537	8,728
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(3,054)	(7,890)	(10,048)
Transfers between subaccounts, net	4,153	-	-
Maintenance charges and mortality adjustments	(37)	(19)	(14)
Increase (decrease) in net assets from contract transactions	1,062	(7,909)	(10,062)
Total increase (decrease) in net assets	159	(3,372)	(1,334)
Net assets as of December 31, 2024	$123,636	$40,688	$37,218

The accompanying notes are an integral part of these financial statements.

12

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS U.S. Government Money Market Portfolio	MFS VIT I Growth Series Initial Class	MFS VIT I Growth Series Service Class
Net assets as of December 31, 2022	$187,409	$225,403	$30,330
Investment income (loss):
Dividend distributions	12,153	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,805)	(3,589)	(519)
Net investment income (loss)	8,348	(3,589)	(519)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	20,119	3,009
Realized capital gain (loss) on investments	-	7,321	241
Change in unrealized appreciation (depreciation)	-	50,961	7,443
Net gain (loss) on investments	-	78,401	10,693
Net increase (decrease) in net assets from operations	8,348	74,812	10,174
Contract owner transactions:
Deposits	227,879	-	-
Terminations, withdrawals and annuity payments	(6,635)	(2,941)	(11)
Transfers between subaccounts, net	(3,723)	(8,465)	-
Maintenance charges and mortality adjustments	(26)	-	-
Increase (decrease) in net assets from contract transactions	217,495	(11,406)	(11)
Total increase (decrease) in net assets	225,843	63,406	10,163
Net assets as of December 31, 2023	$413,252	$288,809	$40,493
Investment income (loss):
Dividend distributions	11,358	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,451)	(4,661)	(705)
Net investment income (loss)	7,907	(4,661)	(705)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	25,294	4,038
Realized capital gain (loss) on investments	-	17,412	403
Change in unrealized appreciation (depreciation)	-	45,970	8,107
Net gain (loss) on investments	-	88,676	12,548
Net increase (decrease) in net assets from operations	7,907	84,015	11,843
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(268,003)	(9,160)	-
Transfers between subaccounts, net	388	(11,304)	-
Maintenance charges and mortality adjustments	(126)	(33)	-
Increase (decrease) in net assets from contract transactions	(267,741)	(20,497)	-
Total increase (decrease) in net assets	(259,834)	63,518	11,843
Net assets as of December 31, 2024	$153,418	$352,327	$52,336

The accompanying notes are an integral part of these financial statements.

13

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT I Mid Cap Growth Series	MFS VIT I New Discovery Series Initial Class	MFS VIT I New Discovery Series Service Class
Net assets as of December 31, 2022	$300,864	$91,683	$26,592
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,487)	(1,318)	(390)
Net investment income (loss)	(4,487)	(1,318)	(390)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,295	-	-
Realized capital gain (loss) on investments	(2,519)	(868)	(3,010)
Change in unrealized appreciation (depreciation)	60,301	13,707	6,460
Net gain (loss) on investments	62,077	12,839	3,450
Net increase (decrease) in net assets from operations	57,590	11,521	3,060
Contract owner transactions:
Deposits	73	-	94
Terminations, withdrawals and annuity payments	(8,650)	(3,297)	(3,989)
Transfers between subaccounts, net	(4,784)	804	59
Maintenance charges and mortality adjustments	1	-	-
Increase (decrease) in net assets from contract transactions	(13,360)	(2,493)	(3,836)
Total increase (decrease) in net assets	44,230	9,028	(776)
Net assets as of December 31, 2023	$345,094	$100,711	$25,816
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(5,152)	(1,437)	(378)
Net investment income (loss)	(5,152)	(1,437)	(378)
Increase (decrease) in net assets from operations:
Capital gain distributions	23,213	-	-
Realized capital gain (loss) on investments	3,206	(3,124)	(4,052)
Change in unrealized appreciation (depreciation)	23,479	9,543	5,689
Net gain (loss) on investments	49,898	6,419	1,637
Net increase (decrease) in net assets from operations	44,746	4,982	1,259
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(23,726)	(8,769)	(4,026)
Transfers between subaccounts, net	(4,963)	429	246
Maintenance charges and mortality adjustments	(53)	(48)	(8)
Increase (decrease) in net assets from contract transactions	(28,742)	(8,388)	(3,788)
Total increase (decrease) in net assets	16,004	(3,406)	(2,529)
Net assets as of December 31, 2024	$361,098	$97,305	$23,287

The accompanying notes are an integral part of these financial statements.

14

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT I Research Series	MFS VIT I Total Return Bond Series	MFS VIT I Utilities Series Initial Class
Net assets as of December 31, 2022	$10,944	$102,814	$179,121
Investment income (loss):
Dividend distributions	61	3,403	6,099
Investment Expenses:
Mortality and expense risk and administrative charges	(191)	(1,446)	(2,393)
Net investment income (loss)	(130)	1,957	3,706
Increase (decrease) in net assets from operations:
Capital gain distributions	648	-	9,438
Realized capital gain (loss) on investments	54	(1,706)	(21)
Change in unrealized appreciation (depreciation)	1,666	5,613	(19,378)
Net gain (loss) on investments	2,368	3,907	(9,961)
Net increase (decrease) in net assets from operations	2,238	5,864	(6,255)
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(9)	(8,437)	(801)
Transfers between subaccounts, net	-	6,751	-
Maintenance charges and mortality adjustments	-	4	-
Increase (decrease) in net assets from contract transactions	(9)	(1,682)	(801)
Total increase (decrease) in net assets	2,229	4,182	(7,056)
Net assets as of December 31, 2023	$13,173	$106,996	$172,065
Investment income (loss):
Dividend distributions	-	4,745	3,993
Investment Expenses:
Mortality and expense risk and administrative charges	(18)	(1,523)	(2,439)
Net investment income (loss)	(18)	3,222	1,554
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	4,928
Realized capital gain (loss) on investments	2,421	(2,004)	1,825
Change in unrealized appreciation (depreciation)	(1,996)	301	7,870
Net gain (loss) on investments	425	(1,703)	14,623
Net increase (decrease) in net assets from operations	407	1,519	16,177
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(13,462)	(12,102)	(9,868)
Transfers between subaccounts, net	(109)	4,651	(54)
Maintenance charges and mortality adjustments	(9)	(46)	(33)
Increase (decrease) in net assets from contract transactions	(13,580)	(7,497)	(9,955)
Total increase (decrease) in net assets	(13,173)	(5,978)	6,222
Net assets as of December 31, 2024	$-	$101,018	$178,287

The accompanying notes are an integral part of these financial statements.

15

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT I Utilities Series Service Class	MFS VIT I Value Series	MFS VIT II Blended Research Core Equity Portfolio I Class
Net assets as of December 31, 2022	$30,162	$268,726	$47,788
Investment income (loss):
Dividend distributions	968	4,394	762
Investment Expenses:
Mortality and expense risk and administrative charges	(447)	(3,740)	(747)
Net investment income (loss)	521	654	15
Increase (decrease) in net assets from operations:
Capital gain distributions	1,624	18,469	4,283
Realized capital gain (loss) on investments	(448)	2,642	103
Change in unrealized appreciation (depreciation)	(2,963)	(4,614)	8,378
Net gain (loss) on investments	(1,787)	16,497	12,764
Net increase (decrease) in net assets from operations	(1,266)	17,151	12,779
Contract owner transactions:
Deposits	-	84	-
Terminations, withdrawals and annuity payments	(1,228)	(7,658)	(29)
Transfers between subaccounts, net	-	4,506	-
Maintenance charges and mortality adjustments	1	(116)	-
Increase (decrease) in net assets from contract transactions	(1,227)	(3,184)	(29)
Total increase (decrease) in net assets	(2,493)	13,967	12,750
Net assets as of December 31, 2023	$27,669	$282,693	$60,538
Investment income (loss):
Dividend distributions	616	4,256	710
Investment Expenses:
Mortality and expense risk and administrative charges	(456)	(3,825)	(980)
Net investment income (loss)	160	431	(270)
Increase (decrease) in net assets from operations:
Capital gain distributions	857	19,274	4,839
Realized capital gain (loss) on investments	(211)	11,798	283
Change in unrealized appreciation (depreciation)	1,904	(5,075)	9,526
Net gain (loss) on investments	2,550	25,997	14,648
Net increase (decrease) in net assets from operations	2,710	26,428	14,378
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(1,465)	(49,823)	-
Transfers between subaccounts, net	-	(1,962)	3
Maintenance charges and mortality adjustments	(8)	(113)	(22)
Increase (decrease) in net assets from contract transactions	(1,473)	(51,898)	(19)
Total increase (decrease) in net assets	1,237	(25,470)	14,359
Net assets as of December 31, 2024	$28,906	$257,223	$74,897

The accompanying notes are an integral part of these financial statements.

16

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT II Blended Research Core Equity Portfolio S Class	MFS VIT II Government Securities Portfolio I Class	MFS VIT II Government Securities Portfolio S Class
Net assets as of December 31, 2022	$10,349	$67,784	$9,628
Investment income (loss):
Dividend distributions	127	776	118
Investment Expenses:
Mortality and expense risk and administrative charges	(187)	(813)	(119)
Net investment income (loss)	(60)	(37)	(1)
Increase (decrease) in net assets from operations:
Capital gain distributions	939	-	-
Realized capital gain (loss) on investments	(56)	(5,065)	(916)
Change in unrealized appreciation (depreciation)	1,882	6,031	945
Net gain (loss) on investments	2,765	966	29
Net increase (decrease) in net assets from operations	2,705	929	28
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(15)	(19,732)	(4,517)
Transfers between subaccounts, net	1	-	(1)
Maintenance charges and mortality adjustments	-	1,245	-
Increase (decrease) in net assets from contract transactions	(14)	(18,487)	(4,518)
Total increase (decrease) in net assets	2,691	(17,558)	(4,490)
Net assets as of December 31, 2023	$13,040	$50,226	$5,138
Investment income (loss):
Dividend distributions	118	1,665	172
Investment Expenses:
Mortality and expense risk and administrative charges	(244)	(628)	(73)
Net investment income (loss)	(126)	1,037	99
Increase (decrease) in net assets from operations:
Capital gain distributions	1,057	-	-
Realized capital gain (loss) on investments	(15)	(1,537)	(53)
Change in unrealized appreciation (depreciation)	2,105	449	(91)
Net gain (loss) on investments	3,147	(1,088)	(144)
Net increase (decrease) in net assets from operations	3,021	(51)	(45)
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(6,080)	(707)
Transfers between subaccounts, net	3	(4,265)	-
Maintenance charges and mortality adjustments	(16)	(43)	-
Increase (decrease) in net assets from contract transactions	(13)	(10,388)	(707)
Total increase (decrease) in net assets	3,008	(10,439)	(752)
Net assets as of December 31, 2024	$16,048	$39,787	$4,386

The accompanying notes are an integral part of these financial statements.

17

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT II High Yield Portfolio I Class	MFS VIT II High Yield Portfolio Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class
Net assets as of December 31, 2022	$108,517	$9,496	$53,561
Investment income (loss):
Dividend distributions	6,397	550	178
Investment Expenses:
Mortality and expense risk and administrative charges	(1,556)	(116)	(827)
Net investment income (loss)	4,841	434	(649)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	3,076
Realized capital gain (loss) on investments	(1,931)	(1,370)	201
Change in unrealized appreciation (depreciation)	8,429	1,571	9,336
Net gain (loss) on investments	6,498	201	12,613
Net increase (decrease) in net assets from operations	11,339	635	11,964
Contract owner transactions:
Deposits	113	-	-
Terminations, withdrawals and annuity payments	(7,850)	(6,349)	(54)
Transfers between subaccounts, net	2,897	(1)	-
Maintenance charges and mortality adjustments	-	-	(191)
Increase (decrease) in net assets from contract transactions	(4,840)	(6,350)	(245)
Total increase (decrease) in net assets	6,499	(5,715)	11,719
Net assets as of December 31, 2023	$115,016	$3,781	$65,280
Investment income (loss):
Dividend distributions	6,948	233	253
Investment Expenses:
Mortality and expense risk and administrative charges	(1,639)	(65)	(1,007)
Net investment income (loss)	5,309	168	(754)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	6,337
Realized capital gain (loss) on investments	(1,741)	(11)	495
Change in unrealized appreciation (depreciation)	2,514	22	3,528
Net gain (loss) on investments	773	11	10,360
Net increase (decrease) in net assets from operations	6,082	179	9,606
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(14,029)	-	-
Transfers between subaccounts, net	1,416	-	(234)
Maintenance charges and mortality adjustments	(56)	(3)	(55)
Increase (decrease) in net assets from contract transactions	(12,669)	(3)	(289)
Total increase (decrease) in net assets	(6,587)	176	9,317
Net assets as of December 31, 2024	$108,429	$3,957	$74,597

The accompanying notes are an integral part of these financial statements.

18

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Global Real Estate Portfolio	MFS VIT III Mid Cap Value Portfolio
Net assets as of December 31, 2022	$152,853	$137,112	$32,012
Investment income (loss):
Dividend distributions	1,209	1,187	559
Investment Expenses:
Mortality and expense risk and administrative charges	(2,140)	(1,923)	(382)
Net investment income (loss)	(931)	(736)	177
Increase (decrease) in net assets from operations:
Capital gain distributions	5,293	9,666	1,060
Realized capital gain (loss) on investments	(3,281)	(376)	3,065
Change in unrealized appreciation (depreciation)	22,984	4,603	(2,271)
Net gain (loss) on investments	24,996	13,893	1,854
Net increase (decrease) in net assets from operations	24,065	13,157	2,031
Contract owner transactions:
Deposits	93	62	63
Terminations, withdrawals and annuity payments	(21,246)	(7,146)	(19,549)
Transfers between subaccounts, net	(2,391)	1,868	(19)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(23,544)	(5,216)	(19,505)
Total increase (decrease) in net assets	521	7,941	(17,474)
Net assets as of December 31, 2023	$153,374	$145,053	$14,538
Investment income (loss):
Dividend distributions	1,362	2,793	172
Investment Expenses:
Mortality and expense risk and administrative charges	(2,021)	(1,886)	(214)
Net investment income (loss)	(659)	907	(42)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,133	-	580
Realized capital gain (loss) on investments	(2,896)	(1,335)	1,515
Change in unrealized appreciation (depreciation)	7,575	(4,559)	(392)
Net gain (loss) on investments	5,812	(5,894)	1,703
Net increase (decrease) in net assets from operations	5,153	(4,987)	1,661
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(23,473)	(18,498)	(2,547)
Transfers between subaccounts, net	2,353	5,693	(519)
Maintenance charges and mortality adjustments	(40)	(48)	(5)
Increase (decrease) in net assets from contract transactions	(21,160)	(12,853)	(3,071)
Total increase (decrease) in net assets	(16,007)	(17,840)	(1,410)
Net assets as of December 31, 2024	$137,367	$127,213	$13,128

The accompanying notes are an integral part of these financial statements.

19

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT Total Return Series Initial Class	MFS VIT Total Return Series Service Class	PIMCO VIT Emerging Markets Bond Portfolio
Net assets as of December 31, 2022	$394,753	$341,497	$22,669
Investment income (loss):
Dividend distributions	8,108	5,720	1,251
Investment Expenses:
Mortality and expense risk and administrative charges	(5,462)	(5,079)	(329)
Net investment income (loss)	2,646	641	922
Increase (decrease) in net assets from operations:
Capital gain distributions	16,886	13,652	-
Realized capital gain (loss) on investments	(97)	(4,282)	(1,170)
Change in unrealized appreciation (depreciation)	13,602	13,784	2,202
Net gain (loss) on investments	30,391	23,154	1,032
Net increase (decrease) in net assets from operations	33,037	23,795	1,954
Contract owner transactions:
Deposits	-	3,371	91
Terminations, withdrawals and annuity payments	(19,608)	(66,310)	(3,770)
Transfers between subaccounts, net	(68)	(2)	738
Maintenance charges and mortality adjustments	3,193	-	-
Increase (decrease) in net assets from contract transactions	(16,483)	(62,941)	(2,941)
Total increase (decrease) in net assets	16,554	(39,146)	(987)
Net assets as of December 31, 2023	$411,307	$302,351	$21,682
Investment income (loss):
Dividend distributions	9,870	7,223	1,339
Investment Expenses:
Mortality and expense risk and administrative charges	(5,613)	(5,018)	(314)
Net investment income (loss)	4,257	2,205	1,025
Increase (decrease) in net assets from operations:
Capital gain distributions	19,106	15,494	-
Realized capital gain (loss) on investments	2,746	(88)	(863)
Change in unrealized appreciation (depreciation)	(1,515)	(166)	1,051
Net gain (loss) on investments	20,337	15,240	188
Net increase (decrease) in net assets from operations	24,594	17,445	1,213
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(38,979)	(6,765)	(3,739)
Transfers between subaccounts, net	(10,480)	-	219
Maintenance charges and mortality adjustments	(238)	(96)	(6)
Increase (decrease) in net assets from contract transactions	(49,697)	(6,861)	(3,526)
Total increase (decrease) in net assets	(25,103)	10,584	(2,313)
Net assets as of December 31, 2024	$386,204	$312,935	$19,369

The accompanying notes are an integral part of these financial statements.

20

Delaware Life NY Variable Account C - Futurity

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	PIMCO VIT Real Return Portfolio	PIMCO VIT Total Return Portfolio	Templeton Growth VIP Fund
Net assets as of December 31, 2022	$14,851	$32,743	$10,862
Investment income (loss):
Dividend distributions	444	1,136	396
Investment Expenses:
Mortality and expense risk and administrative charges	(222)	(480)	(173)
Net investment income (loss)	222	656	223
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(184)	(1,014)	(117)
Change in unrealized appreciation (depreciation)	232	1,681	1,938
Net gain (loss) on investments	48	667	1,821
Net increase (decrease) in net assets from operations	270	1,323	2,044
Contract owner transactions:
Deposits	-	100	-
Terminations, withdrawals and annuity payments	(1,115)	(4,396)	(727)
Transfers between subaccounts, net	-	2,084	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(1,115)	(2,212)	(727)
Total increase (decrease) in net assets	(845)	(889)	1,317
Net assets as of December 31, 2023	$14,006	$31,854	$12,179
Investment income (loss):
Dividend distributions	258	1,080	121
Investment Expenses:
Mortality and expense risk and administrative charges	(152)	(405)	(187)
Net investment income (loss)	106	675	(66)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	41
Realized capital gain (loss) on investments	(648)	(1,629)	4
Change in unrealized appreciation (depreciation)	607	1,205	510
Net gain (loss) on investments	(41)	(424)	555
Net increase (decrease) in net assets from operations	65	251	489
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(5,222)	(8,644)	(804)
Transfers between subaccounts, net	(17)	1,472	-
Maintenance charges and mortality adjustments	(4)	(17)	-
Increase (decrease) in net assets from contract transactions	(5,243)	(7,189)	(804)
Total increase (decrease) in net assets	(5,178)	(6,938)	(315)
Net assets as of December 31, 2024	$8,828	$24,916	$11,864

The accompanying notes are an integral part of these financial statements.

21

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements

December 31, 2024

Note 1. Organization

Delaware Life NY Variable Account C - Futurity (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on April 2015. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Relative Value Portfolio	Class B
AB VPS Small Cap Growth Portfolio	Class B
AB VPS Sustainable Global Thematic Portfolio	Class B
AB VPS Sustainable International Thematic Portfolio	-
Alger Growth & Income Portfolio	I-2
Alger Small Cap Growth Portfolio	I-2
Fidelity VIP Contrafund Portfolio	Service Class 2
Fidelity VIP Growth Portfolio	Service Class 2
Fidelity VIP Overseas Portfolio	Service Class 2
First Eagle Overseas Variable Fund	-
Goldman Sachs International Equity Insights Fund	I Class
Goldman Sachs VIT Large Cap Value Fund	I Class
Goldman Sachs VIT Small Cap Equity Insights Fund	I Class
Goldman Sachs VIT Strategic Growth	Inst Class
Goldman Sachs VIT U.S. Equity Insights Fund	I Class
Invesco V.I. American Franchise Fund	Series I
Invesco V.I. Core Equity Fund	Series I
Invesco V.I. Discovery Mid Cap Growth Fund	Series I
Invesco V.I. EQV International Equity Fund	Series I
Invesco V.I. Small Cap Equity Fund	Series I
LVIP JPMorgan Small Cap Core Fund	Standard Class
LVIP JPMorgan U.S. Equity Fund	Standard Class
MFS U.S. Government Money Market Portfolio	Initial Class
MFS VIT I Growth Series	Initial Class
MFS VIT I Growth Series	Service Class
MFS VIT I Mid Cap Growth Series	Initial Class
MFS VIT I New Discovery Series	Initial Class
MFS VIT I New Discovery Series	Service Class
MFS VIT I Research Series	Initial Class
MFS VIT I Total Return Bond Series	Initial Class
MFS VIT I Utilities Series	Initial Class

22

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

MFS VIT I Utilities Series	Service Class
MFS VIT I Value Series	Initial Class
MFS VIT II Blended Research Core Equity Portfolio	I Class
MFS VIT II Blended Research Core Equity Portfolio	S Class
MFS VIT II Government Securities Portfolio	I Class
MFS VIT II Government Securities Portfolio	S Class
MFS VIT II High Yield Portfolio	I Class
MFS VIT II High Yield Portfolio	Service Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	I Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	S Class
MFS VIT III Blended Research Small Cap Equity Portfolio	Initial Class
MFS VIT III Global Real Estate Portfolio	Initial Class
MFS VIT III Mid Cap Value Portfolio	Initial Class
MFS VIT Total Return Series	Initial Class
MFS VIT Total Return Series	Service Class
PIMCO VIT Emerging Markets Bond Portfolio	Admin Class
PIMCO VIT Real Return Portfolio	Admin Class
PIMCO VIT Total Return Portfolio	Admin Class
Rydex VT NASDAQ-100 Fund	-
Rydex VT Nova Fund	-
Templeton Foreign VIP Fund	Class 2
Templeton Growth VIP Fund	Class 2

Fifty-three subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

AB VPS Sustainable Global Thematic Portfolio

Goldman Sachs VIT Strategic Growth

Invesco V.I. Discovery Mid Cap Growth Fund

Invesco V.I. Small Cap Equity Fund

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class

Rydex VT NASDAQ-100 Fund

Rydex VT Nova Fund

Templeton Foreign VIP Fund

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2023 or 2024.

B. Mergers

There were no fund mergers in 2023 or 2024.

23

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 2. Additions, Mergers, Liquidations and Name Changes (continued)

C. Liquidations

There were no fund liquidations in 2023 or 2024.

D. Name Changes

There were no name changes in 2023 or 2024.

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, Annuity 2000 Mortality Table, or 2012 Individual Annuity Reserving Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 0.75 percent to 5.25 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

24

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

The annuity assets for December 31, 2024 by subaccount are as follows:

Subaccount	Annuity Assets

Alger Growth & Income Portfolio	$ 172
Goldman Sachs VIT Small Cap Equity Insights Fund	85
Invesco V.I. American Franchise Fund	259
MFS U.S. Government Money Market Portfolio	2,627
MFS VIT I Mid Cap Growth Series	2,185
MFS VIT I Total Return Bond Series	701
MFS VIT I Utilities Series Initial Class	233
MFS VIT I Utilities Series Service Class	1,407
MFS VIT I Value Series	131
MFS VIT II Government Securities Portfolio I Class	5,528
MFS VIT II Government Securities Portfolio S Class	700
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	202
MFS VIT III Global Real Estate Portfolio	552
MFS VIT Total Return Series Initial Class	14,316
PIMCO VIT Real Return Portfolio	1,122

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

25

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•  Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

The Separate Account had no financial liabilities as of December 31, 2024.

Segment Disclosures

In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Operations and Change in Net Assets as net assets and significant segment expenses are reported in the Statements of Operations and Change in Net Assets. The CODM does not evaluate the business using asset or subaccount expense information.

26

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2024 and 2023, were as follows:

Subaccount	2024		2023
	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales
AB VPS Relative Value Portfolio	$ 3,509	$ 1,130	$ 7,721	$ 21,261
AB VPS Small Cap Growth Portfolio	-	578	-	467
AB VPS Sustainable International Thematic Portfolio	-	5,929	808	15,419
Alger Growth & Income Portfolio	421	1,093	1,635	496
Alger Small Cap Growth Portfolio	118	423	-	378
Fidelity VIP Contrafund Portfolio	1,173	20,689	953	884
Fidelity VIP Growth Portfolio	13,461	9,610	2,353	8,521
Fidelity VIP Overseas Portfolio	504	122	79	108
First Eagle Overseas Variable Fund	2,659	8,804	6,841	9,533
Goldman Sachs International Equity Insights Fund	6,986	7,678	2,919	6,753
Goldman Sachs VIT Large Cap Value Fund	33,598	5,919	22,236	5,247
Goldman Sachs VIT Small Cap Equity Insights Fund	1,799	519	167	234
Goldman Sachs VIT U.S. Equity Insights Fund	6,359	596	232	461
Invesco V.I. American Franchise Fund	-	2,068	2,003	1,423
Invesco V.I. Core Equity Fund	2,275	477	624	286
Invesco V.I. EQV International Equity Fund	7,625	5,461	2,960	8,681
LVIP JPMorgan Small Cap Core Fund	943	8,553	917	585
LVIP JPMorgan U.S. Equity Fund	2,026	10,656	2,145	491
MFS U.S. Government Money Market Portfolio	11,921	271,842	241,406	15,511
MFS VIT I Growth Series Initial Class	28,968	28,854	20,119	14,982
MFS VIT I Growth Series Service Class	4,038	708	3,009	528
MFS VIT I Mid Cap Growth Series	27,326	38,032	4,367	17,905
MFS VIT I New Discovery Series Initial Class	1,973	11,806	1,368	5,175
MFS VIT I New Discovery Series Service Class	1,006	5,175	569	4,794
MFS VIT I Research Series	-	13,598	709	199
MFS VIT I Total Return Bond Series	10,846	15,141	10,246	9,971
MFS VIT I Utilities Series Initial Class	8,921	12,407	15,537	3,188
MFS VIT I Utilities Series Service Class	1,473	1,931	2,591	1,672
MFS VIT I Value Series	25,912	58,345	29,134	13,068
MFS VIT II Blended Research Core Equity Portfolio I Class	5,549	1,005	5,045	773

27

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2024		2023
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales
MFS VIT II Blended Research Core Equity Portfolio S Class	$ 1,175	$ 257	$ 1,068	$ 202
MFS VIT II Government Securities Portfolio I Class	1,665	7,557	776	20,544
MFS VIT II Government Securities Portfolio S Class	172	780	118	4,637
MFS VIT II High Yield Portfolio I Class	10,288	17,656	11,090	11,084
MFS VIT II High Yield Portfolio Service Class	233	69	550	6,466
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	6,590	1,624	3,254	878
MFS VIT III Blended Research Small Cap Equity Portfolio	7,101	27,799	8,871	28,047
MFS VIT III Global Real Estate Portfolio	13,569	25,525	14,234	10,514
MFS VIT III Mid Cap Value Portfolio	780	3,315	2,363	20,631
MFS VIT Total Return Series Initial Class	28,976	47,205	24,994	25,122
MFS VIT Total Return Series Service Class	22,717	11,906	22,724	71,361
PIMCO VIT Emerging Markets Bond Portfolio	2,034	4,538	2,456	4,474
PIMCO VIT Real Return Portfolio	258	5,396	444	1,337
PIMCO VIT Total Return Portfolio	2,689	9,207	3,401	4,955
Templeton Growth VIP Fund	162	993	396	899

28

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related-Party Transactions

The Sponsor provides administrative services necessary for the operation of the Separate Account. The Sponsor absorbs all organizational expenses including the fees of registering the Separate Account and its contracts for distribution under federal and state securities laws.

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Separate Account at the end of each valuation period to cover the risks assumed by the Sponsor prior to the Sale Transaction. These charges are reflected on the Statements of Operations and Change in Net Assets. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2024, the deduction is at an effective annual rate of the average daily value of the contract invested in the Separate Account as follows:

	Level 1	Level 2
Futurity NY contracts	1.25	-
Futurity Accolade NY contracts	1.30	1.45
All amounts are %

Distribution expense charges

As reimbursement for administrative expenses attributable to Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts, as reflected in the Statements of Operations and Change in Net Assets.

Administrative charges

Each year on the account anniversary date, an account administration fee (“Account Fee”) of $30 is deducted from the participant’s account, reflected in the Statements of Operations and Change in Net Assets in Net Assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported in the Statements of Operations and Change in Net Assets in Net Assets as part of “Maintenance charges and mortality adjustments”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under Futurity NY contracts and 8% of the purchase payments made under Futurity Accolade NY contracts. These charges are reported in the Statements of Operations and Change in Net Assets in Net Assets as part of “Maintenance charges and mortality adjustments”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

29

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

		2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Relative Value Portfolio	-	(1)	(1)	-	(589)	(589)
AB VPS Small Cap Growth Portfolio	-	(8)	(8)	-	(8)	(8)
AB VPS Sustainable International Thematic Portfolio	-	(218)	(218)	-	(569)	(569)
Alger Growth & Income Portfolio	-	(13)	(13)	-	-	-
Alger Small Cap Growth Portfolio	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio	-	(333)	(333)	-	(9)	(9)
Fidelity VIP Growth Portfolio	14	(138)	(124)	2	(166)	(164)
Fidelity VIP Overseas Portfolio	-	-	-	-	-	-
First Eagle Overseas Variable Fund	24	(143)	(119)	50	(172)	(122)
Goldman Sachs International Equity Insights Fund	214	(493)	(279)	108	(519)	(411)
Goldman Sachs VIT Large Cap Value Fund	-	(76)	(76)	-	(101)	(101)
Goldman Sachs VIT Small Cap Equity Insights Fund	-	(6)	(6)	-	-	-
Goldman Sachs VIT U.S. Equity Insights Fund	-	-	-	-	-	-
Invesco V.I. American Franchise Fund	-	(9)	(9)	-	(6)	(6)
Invesco V.I. Core Equity Fund	-	(5)	(5)	-	(1)	(1)
Invesco V.I. EQV International Equity Fund	256	(194)	62	161	(423)	(262)
LVIP JPMorgan Small Cap Core Fund	-	(163)	(163)	-	(1)	(1)
LVIP JPMorgan U.S. Equity Fund	-	(129)	(129)	-	-	-
MFS U.S. Government Money Market Portfolio	62	(28,494)	(28,432)	24,930	(1,288)	23,642
MFS VIT I Growth Series Initial Class	102	(678)	(576)	2	(449)	(447)
MFS VIT I Growth Series Service Class	-	-	-	-	(1)	(1)
MFS VIT I Mid Cap Growth Series	108	(842)	(734)	4	(426)	(422)
MFS VIT I New Discovery Series Initial Class	97	(507)	(410)	85	(221)	(136)
MFS VIT I New Discovery Series Service Class	51	(236)	(185)	32	(242)	(210)
MFS VIT I Research Series	-	(413)	(413)	-	-	-
MFS VIT I Total Return Bond Series	582	(1,253)	(671)	671	(852)	(181)

30

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

		2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS VIT I Utilities Series Initial Class	-	(690)	(690)	-	(58)	(58)
MFS VIT I Utilities Series Service Class	-	(91)	(91)	-	(93)	(93)
MFS VIT I Value Series	81	(1,887)	(1,806)	260	(378)	(118)
MFS VIT II Blended Research Core Equity Portfolio I Class	-	-	-	-	(1)	(1)
MFS VIT II Blended Research Core Equity Portfolio S Class	-	-	-	-	-	-
MFS VIT II Government Securities Portfolio I Class	-	(423)	(423)	-	(1,294)	(1,294)
MFS VIT II Government Securities Portfolio S Class	-	(57)	(57)	-	(372)	(372)
MFS VIT II High Yield Portfolio I Class	170	(803)	(633)	254	(605)	(351)
MFS VIT II High Yield Portfolio Service Class	-	-	-	-	(274)	(274)
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	-	(18)	(18)	-	(2)	(2)
MFS VIT III Blended Research Small Cap Equity Portfolio	115	(625)	(510)	71	(681)	(610)
MFS VIT III Global Real Estate Portfolio	265	(548)	(283)	89	(233)	(144)
MFS VIT III Mid Cap Value Portfolio	1	(87)	(86)	27	(668)	(641)
MFS VIT Total Return Series Initial Class	-	(2,261)	(2,261)	-	(1,218)	(1,218)
MFS VIT Total Return Series Service Class	-	(385)	(385)	222	(4,261)	(4,039)
PIMCO VIT Emerging Markets Bond Portfolio	23	(132)	(109)	42	(143)	(101)
PIMCO VIT Real Return Portfolio	-	(327)	(327)	-	(71)	(71)
PIMCO VIT Total Return Portfolio	100	(548)	(448)	144	(284)	(140)
Templeton Growth VIP Fund	-	(28)	(28)	-	(29)	(29)

31

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Relative Value Portfolio
2024	1,853	39.14	40.52	74,085	1.26	1.45	1.60	10.94	11.11
2023	1,854	36.47	35.28	66,721	1.39	1.45	1.60	9.94	10.11
2022	2,443	33.12	32.09	80,158	1.11	1.45	1.60	(5.94)	(5.80)
2021	2,425	35.16	34.11	84,502	0.64	1.45	1.60	25.80	25.99
2020	2,426	27.91	27.12	67,116	1.33	1.45	1.60	0.83	0.98
AB VPS Small Cap Growth Portfolio
2024	143	57.89	57.89	8,270	-	1.45	1.45	16.71	16.71
2023	151	49.60	49.60	7,472	-	1.45	1.45	16.03	16.03
2022	159	42.75	42.75	6,790	-	1.45	1.45	(40.14)	(40.14)
2021	171	71.41	71.41	12,177	-	1.45	1.45	7.62	7.62
2020	180	66.36	66.36	11,921	-	1.45	1.45	51.41	51.41
AB VPS Sustainable International Thematic Portfolio
2024	-	27.33	27.33	-	-	1.60	1.60	(1.41)	(1.41)
2023	218	28.65	27.72	6,045	-	1.45	1.60	10.57	10.73
2022	787	25.87	25.07	20,193	-	1.45	1.60	(28.96)	(28.85)
2021	788	36.37	35.29	28,406	-	1.45	1.60	6.28	6.44
2020	788	34.16	33.20	26,702	1.14	1.45	1.60	27.53	27.72

32

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Alger Growth & Income Portfolio
2024	1,303	36.15	36.15	47,092	0.59	1.40	1.40	20.94	20.94
2023	1,316	29.89	29.89	39,070	1.40	1.40	1.40	22.22	22.22
2022	1,316	24.45	24.45	32,078	1.42	1.40	1.40	(16.15)	(16.15)
2021	1,316	29.16	29.16	38,401	1.15	1.40	1.40	29.84	29.84
2020	1,322	22.46	22.46	29,689	1.33	1.40	1.40	13.29	13.29
Alger Small Cap Growth Portfolio
2024	1,281	24.06	24.06	30,815	0.39	1.40	1.40	6.60	6.60
2023	1,281	22.57	22.57	28,899	-	1.40	1.40	14.89	14.89
2022	1,281	19.64	19.64	25,163	-	1.40	1.40	(38.87)	(38.87)
2021	1,281	32.13	32.13	41,178	-	1.40	1.40	(7.36)	(7.36)
2020	1,281	34.69	34.69	44,450	1.11	1.40	1.40	64.84	64.84
Fidelity VIP Contrafund Portfolio
2024	128	75.70	78.37	10,065	0.03	1.45	1.60	31.31	31.52
2023	461	59.59	57.65	26,835	0.26	1.45	1.60	31.00	31.20
2022	470	45.42	44.01	20,882	0.07	1.45	1.60	(27.66)	(27.55)
2021	2,149	62.70	60.84	131,015	0.03	1.45	1.60	25.48	25.67
2020	2,159	49.89	48.48	104,892	0.13	1.45	1.60	28.15	28.34
Fidelity VIP Growth Portfolio
2024	836	65.99	68.32	56,918	-	1.45	1.60	27.99	28.18
2023	960	53.30	51.56	50,990	0.00	1.45	1.60	33.73	33.93
2022	1,124	39.80	38.56	44,590	0.35	1.45	1.60	(25.85)	(25.73)
2021	1,180	53.59	51.99	63,081	-	1.45	1.60	20.94	21.12
2020	1,320	44.24	42.99	58,281	0.04	1.45	1.60	41.25	41.47
Fidelity VIP Overseas Portfolio
2024	295	27.46	27.46	8,094	1.41	1.45	1.45	3.27	3.27
2023	295	26.59	26.59	7,836	0.81	1.45	1.45	18.49	18.49
2022	295	22.44	22.44	6,616	0.86	1.45	1.45	(25.77)	(25.77)
2021	289	30.24	30.24	8,741	0.33	1.45	1.45	17.66	17.66
2020	289	25.70	25.70	7,429	0.23	1.45	1.45	13.66	13.66

33

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

First Eagle Overseas Variable Fund
2024	1,025	53.18	55.00	56,038	1.65	1.45	1.60	4.40	4.54
2023	1,144	52.61	50.94	59,874	-	1.45	1.60	8.32	8.49
2022	1,266	48.50	47.03	61,107	2.04	1.45	1.60	(9.63)	(9.49)
2021	1,492	53.58	52.04	79,622	0.92	1.45	1.60	2.78	2.93
2020	1,553	52.06	50.64	80,555	2.22	1.45	1.60	5.14	5.30
Goldman Sachs International Equity Insights Fund
2024	4,914	13.18	13.18	64,763	2.88	1.40	1.40	4.69	4.69
2023	5,193	12.59	12.59	65,400	2.70	1.40	1.40	17.07	17.07
2022	5,604	10.76	10.76	60,278	3.25	1.40	1.40	(14.75)	(14.75)
2021	6,306	12.62	12.62	79,569	2.82	1.40	1.40	10.62	10.62
2020	6,515	11.41	11.41	74,314	1.65	1.40	1.40	5.33	5.33
Goldman Sachs VIT Large Cap Value Fund
2024	7,815	32.23	32.23	251,910	1.43	1.40	1.40	15.44	15.44
2023	7,891	27.92	27.92	220,282	1.79	1.40	1.40	11.45	11.45
2022	7,992	25.05	25.05	200,164	1.37	1.40	1.40	(7.66)	(7.66)
2021	8,083	27.13	27.13	219,260	1.19	1.40	1.40	22.42	22.42
2020	8,084	22.16	22.16	179,117	1.45	1.40	1.40	2.54	2.54
Goldman Sachs VIT Small Cap Equity Insights Fund
2024	449	45.95	45.95	20,635	1.00	1.40	1.40	17.40	17.40
2023	455	39.14	39.14	17,657	1.04	1.40	1.40	17.63	17.63
2022	455	33.28	33.28	15,076	0.32	1.40	1.40	(20.49)	(20.49)
2021	455	41.85	41.85	19,051	0.29	1.40	1.40	22.08	22.08
2020	793	34.28	34.28	27,173	0.23	1.40	1.40	7.08	7.08
Goldman Sachs VIT U.S. Equity Insights Fund
2024	1,144	40.32	40.32	46,123	0.67	1.40	1.40	26.55	26.55
2023	1,144	31.86	31.86	36,454	0.71	1.40	1.40	22.10	22.10
2022	1,144	26.10	26.10	29,863	0.01	0.01	0.01	(0.21)	(0.21)
2021	1,145	32.97	32.97	37,737	0.83	1.40	1.40	27.62	27.62
2020	1,145	25.83	25.83	29,576	0.90	1.40	1.40	15.92	15.92

34

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. American Franchise Fund
2024	2,891	46.70	46.70	134,994	-	1.40	1.40	33.01	33.01
2023	2,900	35.11	35.11	101,772	-	1.40	1.40	38.99	38.99
2022	2,906	25.26	25.26	73,372	-	1.40	1.40	(32.06)	(32.06)
2021	2,912	37.19	37.19	108,289	-	1.40	1.40	10.38	10.38
2020	2,912	33.69	33.69	98,119	0.07	1.40	1.40	40.38	40.38
Invesco V.I. Core Equity Fund
2024	981	27.17	27.17	26,645	0.71	1.40	1.40	23.84	23.84
2023	986	21.94	21.94	21,633	0.75	1.40	1.40	21.66	21.66
2022	987	18.03	18.03	17,793	0.93	1.40	1.40	(21.64)	(21.64)
2021	987	23.01	23.01	22,722	0.67	1.40	1.40	25.97	25.97
2020	988	18.27	28.67	18,047	0.41	1.40	1.60	12.03	12.27
Invesco V.I. EQV International Equity Fund
2024	6,786	18.01	31.45	123,636	1.76	1.40	1.45	(0.85)	(0.77)
2023	6,724	18.15	31.72	123,477	0.20	1.40	1.45	16.44	16.52
2022	6,986	15.58	27.24	110,066	1.72	1.40	1.45	(19.49)	(19.43)
2021	7,269	19.34	33.83	142,097	1.20	1.40	1.45	4.36	4.43
2020	8,182	18.52	32.42	152,988	2.42	1.40	1.45	12.34	12.42
LVIP JPMorgan Small Cap Core Fund
2024	848	48.00	48.00	40,688	0.72	1.40	1.40	10.14	10.14
2023	1,011	43.58	43.58	44,060	1.38	1.40	1.40	11.54	11.54
2022	1,012	39.07	39.07	39,520	0.45	1.40	1.40	(20.47)	(20.47)
2021	1,012	49.12	49.12	49,714	0.51	1.40	1.40	19.71	19.71
2020	1,013	41.03	41.03	41,548	0.95	1.40	1.40	12.11	12.11
LVIP JPMorgan U.S. Equity Fund
2024	484	76.91	76.91	37,218	0.44	1.40	1.40	22.25	22.25
2023	613	62.91	62.91	38,552	1.58	1.40	1.40	25.41	25.41
2022	613	50.16	50.16	30,752	0.53	1.40	1.40	(19.82)	(19.82)
2021	613	62.56	62.56	38,368	0.73	1.40	1.40	27.55	27.55
2020	613	49.05	49.05	30,090	0.76	1.40	1.40	23.53	23.53

35

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS U.S. Government Money Market Portfolio
2024	15,902	9.44	9.70	153,418	4.79	1.40	1.60	3.17	3.41
2023	44,334	9.38	9.15	413,252	4.53	1.40	1.60	2.93	3.15
2022	20,692	9.09	8.89	187,409	1.11	1.40	1.60	(0.44)	(0.22)
2021	23,228	9.11	8.93	210,777	-	1.40	1.60	(1.60)	(1.38)
2020	21,210	9.24	9.08	195,464	0.22	1.40	1.60	(1.38)	(1.17)
MFS VIT I Growth Series Initial Class
2024	9,184	38.36	38.36	352,327	-	1.40	1.40	29.64	29.64
2023	9,760	29.59	29.59	288,809	-	1.40	1.40	33.99	33.99
2022	10,207	22.09	22.09	225,403	-	1.40	1.40	(32.58)	(32.58)
2021	10,006	32.76	32.76	327,772	-	1.40	1.40	21.83	21.83
2020	10,301	26.89	26.89	276,968	-	1.40	1.40	30.03	30.03
MFS VIT I Growth Series Service Class
2024	682	76.70	76.70	52,336	-	1.45	1.45	29.23	29.23
2023	682	59.35	59.35	40,493	-	1.45	1.45	33.55	33.55
2022	683	44.44	44.44	30,330	-	1.45	1.45	(32.79)	(32.79)
2021	669	66.12	66.12	44,259	-	1.45	1.45	21.45	21.45
2020	669	54.44	54.44	36,441	-	1.45	1.45	29.63	29.63
MFS VIT I Mid Cap Growth Series
2024	9,053	38.90	39.94	361,098	-	1.40	1.60	12.88	13.11
2023	9,787	35.31	34.46	345,094	-	1.40	1.60	19.39	19.65
2022	10,209	29.51	28.86	300,864	-	1.40	1.60	(29.83)	(29.68)
2021	11,687	41.97	41.14	488,967	-	1.40	1.60	12.29	12.53
2020	13,782	37.29	36.63	512,773	-	1.40	1.60	34.30	34.59
MFS VIT I New Discovery Series Initial Class
2024	4,597	21.17	21.17	97,305	-	1.40	1.40	5.22	5.22
2023	5,007	20.12	20.12	100,711	-	1.40	1.40	12.84	12.84
2022	5,143	17.83	17.83	91,683	-	1.40	1.40	(30.73)	(30.73)
2021	4,861	25.74	25.74	125,089	-	1.40	1.40	0.39	0.39
2020	5,197	25.63	25.63	133,215	-	1.40	1.40	43.87	43.87

36

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT I New Discovery Series Service Class
2024	1,141	20.17	20.49	23,287	-	1.45	1.60	4.72	4.92
2023	1,326	19.53	19.26	25,816	-	1.45	1.60	12.44	12.60
2022	1,536	17.35	17.13	26,592	-	1.45	1.60	(31.11)	(31.01)
2021	1,521	25.14	24.86	38,177	-	1.45	1.60	(0.05)	0.10
2020	1,546	25.12	24.88	38,781	-	1.45	1.60	43.26	43.47
MFS VIT I Research Series
2024	-	37.33	37.33	-	-	1.60	1.60	16.99	16.99
2023	413	26.49	26.49	13,173	0.52	1.60	1.60	20.47	20.47
2022	413	32.51	32.51	10,944	0.49	1.60	1.60	(18.53)	(18.53)
2021	413	26.48	26.48	13,441	0.54	1.60	1.60	22.81	22.81
2020	414	31.91	31.91	10,952	0.73	1.60	1.60	14.73	14.73
MFS VIT I Total Return Bond Series
2024	9,430	10.63	10.72	101,018	4.38	1.40	1.45	1.05	1.13
2023	10,101	10.60	10.52	106,996	3.24	1.40	1.45	5.83	5.90
2022	10,282	10.01	9.79	102,814	2.27	1.40	1.45	(15.31)	(15.12)
2021	12,721	11.79	11.56	149,590	2.71	1.40	1.60	(2.40)	(2.18)
2020	13,059	12.05	11.84	157,048	3.51	1.40	1.60	6.73	6.96
MFS VIT I Utilities Series Initial Class
2024	11,001	16.21	16.21	178,287	2.30	1.40	1.40	10.12	10.12
2023	11,691	14.72	14.72	172,065	3.55	1.40	1.40	(3.46)	(3.46)
2022	11,749	15.25	15.25	179,121	2.37	1.40	1.40	(0.63)	(0.63)
2021	13,126	15.34	15.34	201,398	1.75	1.40	1.40	12.51	12.51
2020	13,220	13.64	13.64	180,274	2.50	1.40	1.40	4.43	4.43
MFS VIT I Utilities Series Service Class
2024	1,864	15.43	15.68	28,906	2.12	1.45	1.60	9.51	9.73
2023	1,955	14.29	14.09	27,669	3.37	1.45	1.60	(3.89)	(3.74)
2022	2,048	14.84	14.66	30,162	1.62	1.45	1.60	(1.12)	(0.97)
2021	2,517	14.82	14.82	37,316	1.54	1.60	1.60	12.01	12.01
2020	2,518	13.23	13.23	33,324	2.24	1.60	1.60	3.93	3.93

37

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT I Value Series
2024	8,580	29.22	30.01	257,223	1.57	1.40	1.60	9.81	10.09
2023	10,386	27.26	26.61	282,693	1.65	1.40	1.60	6.21	6.44
2022	10,504	25.61	25.05	268,726	1.39	1.40	1.60	(7.41)	(7.21)
2021	11,332	27.60	27.06	312,537	1.31	1.40	1.60	23.45	23.72
2020	12,624	22.31	21.92	281,420	1.58	1.40	1.60	1.82	2.04
MFS VIT II Blended Research Core Equity Portfolio I Class
2024	1,622	46.19	46.19	74,897	1.02	1.40	1.40	23.77	23.77
2023	1,622	37.32	37.32	60,538	1.42	1.40	1.40	26.76	26.76
2022	1,623	29.44	29.44	47,788	1.13	1.40	1.40	(17.16)	(17.16)
2021	1,624	35.54	35.54	57,725	1.11	1.40	1.40	27.74	27.74
2020	1,625	27.83	27.83	45,207	1.66	1.40	1.40	13.74	13.74
MFS VIT II Blended Research Core Equity Portfolio S Class
2024	305	52.66	52.66	16,048	0.79	1.60	1.60	23.15	23.15
2023	305	42.76	42.76	13,040	1.09	1.60	1.60	26.16	26.16
2022	305	33.89	33.89	10,349	0.86	1.60	1.60	(17.54)	(17.54)
2021	306	41.10	41.10	12,567	0.92	1.60	1.60	27.12	27.12
2020	306	33.27	32.33	9,882	1.34	1.45	1.60	13.22	13.39
MFS VIT II Government Securities Portfolio I Class
2024	2,516	15.81	15.81	39,787	3.72	1.40	1.40	(0.63)	(0.63)
2023	2,939	15.91	15.91	50,226	1.33	1.40	1.40	2.71	2.71
2022	4,233	15.49	15.49	67,784	2.07	1.40	1.40	(13.47)	(13.47)
2021	5,074	17.90	17.90	92,368	2.19	1.40	1.40	(3.24)	(3.24)
2020	6,671	18.50	18.50	124,199	2.96	1.40	1.40	4.90	4.90
MFS VIT II Government Securities Portfolio S Class
2024	349	12.55	12.55	4,386	3.44	1.45	1.45	(0.95)	(0.95)
2023	406	12.67	12.67	5,138	1.25	1.45	1.45	2.36	2.36
2022	778	12.38	11.99	9,628	0.95	1.45	1.60	(13.84)	(13.71)
2021	1,926	14.35	13.92	26,941	1.97	1.45	1.60	(3.70)	(3.56)
2020	1,926	14.87	14.45	27,969	2.59	1.45	1.60	4.42	4.58

38

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT II High Yield Portfolio I Class
2024	5,001	13.95	25.51	108,429	6.06	1.40	1.60	5.20	5.42
2023	5,634	24.20	13.26	115,016	5.82	1.40	1.60	10.62	10.86
2022	5,985	21.83	11.99	108,517	5.32	1.40	1.60	(11.94)	(11.75)
2021	7,022	24.74	13.61	142,756	5.14	1.40	1.60	1.84	2.06
2020	7,976	24.24	13.37	161,431	5.69	1.40	1.60	3.40	3.63
MFS VIT II High Yield Portfolio Service Class
2024	159	24.92	24.92	3,957	6.03	1.60	1.60	4.84	4.84
2023	159	24.57	23.77	3,781	5.56	1.60	1.60	10.69	10.86
2022	433	22.17	21.48	9,496	5.37	1.45	1.60	(12.20)	(12.07)
2021	434	25.21	24.46	10,812	4.76	1.45	1.60	1.44	1.59
2020	434	24.81	24.11	10,660	5.42	1.45	1.60	3.17	3.33
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class
2024	2,129	35.03	35.03	74,597	0.35	1.40	1.40	14.63	14.63
2023	2,147	30.56	30.56	65,280	0.30	1.40	1.40	22.30	22.30
2022	2,149	24.99	24.99	53,561	0.09	1.40	1.40	(20.37)	(20.37)
2021	2,702	31.38	31.38	84,795	0.23	1.40	1.40	24.23	24.23
2020	3,183	25.26	25.26	80,379	0.46	1.40	1.40	20.83	20.83
MFS VIT III Blended Research Small Cap Equity Portfolio
2024	3,289	41.26	45.51	137,367	0.96	1.40	1.60	3.27	3.49
2023	3,799	39.87	42.57	153,374	0.80	1.40	1.60	17.06	17.32
2022	4,409	33.99	36.37	152,853	0.75	1.40	1.60	(19.68)	(19.50)
2021	4,728	42.22	45.27	203,810	0.90	1.40	1.60	27.57	27.85
2020	6,045	33.03	35.49	203,581	0.78	1.40	1.60	0.60	0.82
MFS VIT III Global Real Estate Portfolio
2024	3,020	32.79	43.80	127,213	2.10	1.40	1.60	(4.23)	(4.05)
2023	3,303	45.65	34.24	145,053	0.87	1.40	1.60	9.68	9.92
2022	3,447	41.53	31.22	137,112	1.54	1.40	1.60	(28.10)	(27.95)
2021	3,818	57.64	43.42	206,639	1.50	1.40	1.60	28.05	28.33
2020	4,165	44.92	33.91	175,214	4.61	1.40	1.60	(0.14)	0.08

39

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT III Mid Cap Value Portfolio
2024	360	35.85	36.77	13,128	1.21	1.45	1.60	11.93	12.07
2023	446	32.81	32.03	14,538	2.16	1.45	1.60	10.93	11.10
2022	1,087	29.53	28.87	32,012	0.98	1.45	1.60	(10.24)	(10.10)
2021	1,230	32.85	32.17	40,316	0.79	1.45	1.60	28.90	29.09
2020	1,429	25.44	24.96	36,289	1.24	1.45	1.60	2.21	2.36
MFS VIT Total Return Series Initial Class
2024	20,695	18.66	18.66	386,204	2.47	1.40	1.40	6.26	6.26
2023	22,956	17.56	17.56	411,307	2.07	1.40	1.40	8.92	8.92
2022	24,174	16.13	16.13	394,753	1.71	1.40	1.40	(10.83)	(10.83)
2021	26,381	18.08	18.08	480,484	1.88	1.40	1.40	12.54	12.54
2020	32,570	16.07	16.07	524,818	2.32	1.40	1.40	8.29	8.29
MFS VIT Total Return Series Service Class
2024	17,647	17.70	18.00	312,935	2.31	1.45	1.60	5.73	5.88
2023	18,032	17.00	16.74	302,351	1.69	1.45	1.60	8.46	8.63
2022	22,071	15.65	15.43	341,497	1.49	1.45	1.60	(11.28)	(11.14)
2021	22,509	17.61	17.39	392,422	1.62	1.45	1.60	12.02	12.19
2020	25,379	15.70	15.53	394,781	1.87	1.45	1.60	7.76	7.93
PIMCO VIT Emerging Markets Bond Portfolio
2024	594	31.85	32.94	19,369	6.41	1.45	1.60	5.81	5.98
2023	703	31.08	30.10	21,682	5.69	1.45	1.60	9.37	9.54
2022	804	28.38	27.52	22,669	4.80	1.45	1.60	(17.08)	(16.95)
2021	928	34.17	33.18	31,561	4.48	1.45	1.60	(4.13)	(3.99)
2020	925	35.59	34.61	32,789	4.56	1.45	1.60	5.00	5.15
PIMCO VIT Real Return Portfolio
2024	538	15.97	16.52	8,828	2.55	1.45	1.60	0.50	0.67
2023	865	16.41	15.89	14,006	3.01	1.45	1.60	2.02	2.17
2022	936	16.06	15.58	14,851	6.41	1.45	1.60	(13.31)	(13.18)
2021	2,332	17.97	17.97	41,905	4.95	1.60	1.60	3.92	3.92
2020	2,332	17.29	17.29	40,329	1.43	1.60	1.60	9.93	9.93

40

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Total Return Portfolio
2024	1,522	15.96	16.51	24,916	4.02	1.45	1.60	0.88	1.04
2023	1,970	16.34	15.82	31,854	3.56	1.45	1.60	4.25	4.41
2022	2,110	15.65	15.18	32,743	2.59	1.45	1.60	(15.67)	(15.55)
2021	2,412	18.53	18.00	44,371	1.82	1.45	1.60	(2.84)	(2.70)
2020	2,451	19.04	18.52	46,376	2.13	1.45	1.60	6.92	7.08
Templeton Growth VIP Fund
2024	428	27.72	27.72	11,864	0.95	1.45	1.45	3.86	3.86
2023	456	26.69	26.69	12,179	3.35	1.45	1.45	19.26	19.26
2022	485	22.38	22.38	10,862	0.16	1.45	1.45	(12.78)	(12.78)
2021	517	25.65	25.65	13,263	1.11	1.45	1.45	3.35	3.35
2020	549	24.82	24.82	13,627	3.00	1.45	1.45	4.26	4.26

(1)  The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

41

Delaware Life NY Variable Account C - Futurity

Notes to Financial Statements (continued)

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

42

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of Delaware Life NY Variable Account C - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise Delaware Life NY Variable Account C - Futurity (the Separate Account) as of December 31, 2024, the related statements of operations and change in net assets for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of their operations and changes in their net assets for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

Boston, Massachusetts

April 15, 2025

43

Appendix (1)

Delaware Life NY Variable Account C - Futurity

AB VPS Relative Value Portfolio

AB VPS Small Cap Growth Portfolio

AB VPS Sustainable International Thematic Portfolio

Alger Growth & Income Portfolio

Alger Small Cap Growth Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Overseas Portfolio

First Eagle Overseas Variable Fund

Templeton Growth VIP Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs VIT Large Cap Value Fund

Goldman Sachs VIT Small Cap Equity Insights Fund

Goldman Sachs VIT U.S. Equity Insights Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Core Equity Fund

Invesco V.I. EQV International Equity Fund

LVIP JPMorgan Small Cap Core Fund

LVIP JPMorgan U.S. Equity Fund

MFS U.S. Government Money Market Portfolio

MFS VIT I Growth Series Initial Class

MFS VIT I Growth Series Service Class

MFS VIT I Mid Cap Growth Series

MFS VIT I New Discovery Series Initial Class

MFS VIT I New Discovery Series Service Class

MFS VIT I Research Series

MFS VIT I Total Return Bond Series

MFS VIT I Utilities Series Initial Class

MFS VIT I Utilities Series Service Class

MFS VIT I Value Series

MFS VIT II Blended Research Core Equity Portfolio I Class

MFS VIT II Blended Research Core Equity Portfolio S Class

MFS VIT II Government Securities Portfolio I Class

MFS VIT II Government Securities Portfolio S Class

MFS VIT II High Yield Portfolio I Class

MFS VIT II High Yield Portfolio Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class

MFS VIT III Blended Research Small Cap Equity Portfolio

MFS VIT III Global Real Estate Portfolio

MFS VIT III Mid Cap Value Portfolio

MFS VIT Total Return Series Initial Class

MFS VIT Total Return Series Service Class

PIMCO VIT Emerging Markets Bond Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT Total Return Portfolio

44

(1)	Unless noted otherwise, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2024. Financial highlights for the year or period ended on December 31, 2020 were audited by other independent registered public accountants.

45

Financial Statements

Delaware Life NY Variable Account C - Regatta

December 31, 2024

With Report of Independent Registered Public Accounting Firm

Delaware Life NY Variable Account C - Regatta

Financial Statements

December 31, 2024

Delaware Life NY Variable Account C - Regatta

Statements of Net Assets

December 31, 2024

	Number of		Assets at		Units
Subaccount	Shares	Cost	Market Value	Net Assets	Outstanding	Range of Unit Values

AB VPS Balanced Hedged Allocation Portfolio	115,984	$1,119,305	$1,045,015	$1,045,015	57,899	$ 16.84	$ 19.14
AB VPS Discovery Value Portfolio	26,636	406,249	479,976	479,976	15,612	28.93	31.79
AB VPS Dynamic Asset Allocation Portfolio	511,343	5,231,724	4,970,250	4,970,250	357,700	13.03	14.46
AB VPS International Value Portfolio	39,093	523,485	588,734	588,734	72,724	7.84	8.62
AB VPS Sustainable International Thematic Portfolio	-	-	-	-	-	10.09	11.31
BlackRock Global Allocation V.I. Fund	1,413,391	19,985,377	18,218,607	18,218,607	863,155	19.76	22.34
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	39,252	1,005,542	1,852,295	1,852,295	55,481	32.23	34.41
Columbia Variable Portfolio - Overseas Core Fund	12,052	145,412	157,645	157,645	11,595	13.14	13.97
CTIVP - Principal Blue Chip Growth Fund	11,003	360,877	760,404	760,404	26,222	28.07	29.97
Fidelity VIP Balanced Portfolio	224,357	4,253,862	5,315,021	5,315,021	174,315	28.33	32.44
Fidelity VIP Contrafund Portfolio	218,512	9,610,379	12,127,420	12,127,420	264,380	43.21	49.11
Fidelity VIP Freedom 2010 Portfolio	2,344	29,042	26,693	26,693	1,422	18.77	18.77
Fidelity VIP Freedom 2015 Portfolio	52,511	670,577	598,105	598,105	29,604	18.78	21.73
Fidelity VIP Freedom 2020 Portfolio	56,659	747,462	713,332	713,332	32,377	19.98	23.11
Fidelity VIP Mid Cap Portfolio	79,062	2,553,972	2,805,116	2,805,116	85,146	30.50	34.93
First Eagle Overseas Variable Fund	576,321	13,986,617	13,491,684	13,491,684	792,455	15.98	18.30
Franklin Income VIP Fund	156,097	2,254,426	2,241,557	2,241,557	118,192	17.46	20.00
Franklin Mutual Shares VIP Fund	476,881	7,358,775	7,816,072	7,816,072	261,808	27.43	34.66
Franklin Templeton Allocation VIP Fund	148,692	836,733	779,144	779,144	40,698	18.11	19.89
Franklin Templeton Global Bond VIP Fund	6,296	89,097	73,219	73,219	9,647	7.30	7.87
Franklin Templeton Income VIP Fund	1,224	18,929	18,184	18,184	985	18.46	18.46
Franklin Templeton Small Cap Value VIP Fund Class 2	75,448	934,146	1,080,422	1,080,422	21,499	44.70	59.88
Franklin Templeton Small Cap Value VIP Fund Class 4	3,122	38,220	46,835	46,835	1,508	30.75	31.16
Franklin Templeton Strategic Income VIP Fund Class 2	47,977	473,975	429,396	429,396	30,047	13.30	15.09
Franklin Templeton Strategic Income VIP Fund Class 4	-	-	-	-	-	11.40	12.03
Invesco V.I. American Value Fund	8,283	114,715	143,540	143,540	4,273	31.88	36.23
Invesco V.I. Capital Appreciation Fund	14,355	585,328	857,545	857,545	15,728	47.10	69.68
Invesco V.I. Comstock Fund	54,304	955,745	1,119,200	1,119,200	38,225	27.47	31.17
Invesco V.I. Conservative Balanced Fund (a)	-	-	-	-	-	12.22	12.77
Invesco V.I. Equity and Income Fund	127,592	2,091,298	2,211,174	2,211,174	84,989	24.28	27.60
Invesco V.I. EQV International Equity Fund	6,231	207,306	204,942	204,942	12,776	15.97	17.55
Invesco V.I. Global Fund	42,510	1,555,221	1,643,431	1,643,431	38,097	39.05	45.85

(a) Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Net Assets (continued)

December 31, 2024

	Number of		Assets at		Units
SubAccount	Shares	Cost	Market Value	Net Assets	Outstanding	Range of Unit Values

Invesco V.I. Main Street Fund	351,573	$6,393,616	$6,964,657	$6,964,657	144,702	$ 41.75	$ 49.72
Invesco V.I. Main Street Small Cap Fund®	2,182	46,212	62,177	62,177	1,074	52.08	59.60
Lazard Retirement Emerging Markets Equity Portfolio	73,566	1,339,594	1,592,707	1,592,707	141,870	10.58	12.02
Lord Abbett Series Fund - Growth Opportunities Portfolio VC	89,158	952,097	1,038,691	1,038,691	23,505	40.22	47.21
Lord Abbett Series Fund- Fundamental Equity Portfolio VC	94,390	1,421,585	1,733,946	1,733,946	45,018	35.83	41.61
LVIP JPMorgan Core Bond Fund	148,590	1,589,162	1,407,887	1,407,887	142,844	9.36	10.28
LVIP JPMorgan U.S. Equity Fund	25,270	805,960	1,102,976	1,102,976	21,850	48.62	53.78
MFS U.S. Government Money Market Portfolio	863,651	863,651	863,651	863,651	69,615	11.80	12.95
MFS VIT I Growth Series Initial Class	108,870	6,204,838	7,981,267	7,981,267	73,765	108.20	108.20
MFS VIT I Growth Series Service Class	13,338	769,579	894,703	894,703	11,084	55.66	93.86
MFS VIT I Mid Cap Growth Series	95,329	782,962	749,287	749,287	16,330	33.73	52.40
MFS VIT I New Discovery Series Initial Class	35,769	624,401	493,975	493,975	23,335	21.17	21.17
MFS VIT I New Discovery Series Service Class	123,513	1,424,998	1,327,761	1,327,761	51,553	20.17	27.62
MFS VIT I Research Series	216,621	6,363,660	7,540,573	7,540,573	211,445	34.07	37.35
MFS VIT I Total Return Bond Series	1,719,263	21,796,497	19,376,096	19,376,096	1,828,767	10.00	12.15
MFS VIT I Utilities Series Initial Class	77,157	2,431,969	2,640,302	2,640,302	162,925	16.21	16.21
MFS VIT I Utilities Series Service Class	65,993	2,125,300	2,205,494	2,205,494	144,674	14.64	15.85
MFS VIT I Value Series Initial Class	297,222	5,914,730	6,428,904	6,428,904	243,975	21.32	30.13
MFS VIT I Value Series Service Class	213,381	4,101,968	4,483,128	4,483,128	161,178	20.63	29.23
MFS VIT II Blended Research Core Equity Portfolio I Class	175,059	9,148,107	11,237,014	11,237,014	122,691	86.22	127.43
MFS VIT II Blended Research Core Equity Portfolio S Class	40,031	2,115,356	2,529,574	2,529,574	42,844	51.85	60.71
MFS VIT II Core Equity Portfolio I Class	56,180	1,445,431	1,775,861	1,775,861	24,496	72.50	72.50
MFS VIT II Core Equity Portfolio S Class	58,275	1,441,858	1,805,930	1,805,930	44,111	39.05	55.13
MFS VIT II Corporate Bond Portfolio I Class	76,309	830,197	718,827	718,827	30,177	23.82	23.82
MFS VIT II Corporate Bond Portfolio S Class	855,560	9,279,811	7,931,040	7,931,040	472,391	14.82	19.60
MFS VIT II Emerging Markets Equity Portfolio I Class	13,867	199,881	188,315	188,315	7,470	25.21	25.21
MFS VIT II Emerging Markets Equity Portfolio S Class	61,083	804,420	814,239	814,239	51,219	14.34	32.83
MFS VIT II Global Governments Portfolio I Class	10,497	112,260	88,283	88,283	5,937	13.34	16.30
MFS VIT II Global Governments Portfolio S Class	177	1,876	1,453	1,453	124	11.75	11.75
MFS VIT II Global Growth Portfolio I Class	68,873	1,767,508	1,910,523	1,910,523	23,828	75.58	88.75
MFS VIT II Global Growth Portfolio S Class	104	2,235	2,852	2,852	52	55.13	55.13
MFS VIT II Global Research Portfolio I Class	132,033	3,618,095	4,539,311	4,539,311	90,612	50.10	50.10
MFS VIT II Global Research Portfolio S Class	1,581	43,564	54,032	54,032	1,381	37.52	39.21

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Net Assets (continued)

December 31, 2024

	Number of		Assets at		Units
SubAccount	Shares	Cost	Market Value	Net Assets	Outstanding	Range of Unit Values

MFS VIT II Global Tactical Allocation Portfolio I Class	64,394	$ 939,812	$ 909,894	$ 909,894	24,646	$ 36.92	$ 36.92
MFS VIT II Global Tactical Allocation Portfolio S Class	1,305,576	18,952,747	18,043,063	18,043,063	1,233,569	13.73	25.27
MFS VIT II Government Securities Portfolio I Class	86,010	1,026,787	909,121	909,121	47,920	18.27	20.75
MFS VIT II Government Securities Portfolio S Class	766,470	9,118,559	8,063,263	8,063,263	718,148	10.21	12.55
MFS VIT II High Yield Portfolio I Class	194,139	1,062,538	974,577	974,577	29,911	31.50	39.84
MFS VIT II High Yield Portfolio Service Class	228,962	1,203,091	1,133,362	1,133,362	51,083	12.81	25.80
MFS VIT II Income Portfolio I Class	93,452	894,596	776,587	776,587	35,875	21.65	21.65
MFS VIT II Income Portfolio S Class	5,026	40,258	41,413	41,413	2,190	17.87	19.02
MFS VIT II International Growth Portfolio I Class	18,697	257,349	295,218	295,218	7,439	39.68	39.68
MFS VIT II International Growth Portfolio S Class	21,994	296,305	341,352	341,352	16,876	18.65	41.13
MFS VIT II International Intrinsic Value Portfolio Initial Class	35,350	879,952	1,053,073	1,053,073	16,250	64.81	64.81
MFS VIT II International Intrinsic Value Portfolio Service Class	86,968	2,499,374	2,536,858	2,536,858	110,859	21.07	52.23
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	426,815	8,900,094	10,222,212	10,222,212	213,145	45.03	56.37
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class	31,729	651,844	740,243	740,243	12,460	51.18	60.51
MFS VIT II Research International Portfolio I Class	18,505	296,279	316,992	316,992	11,508	27.55	27.55
MFS VIT II Research International Portfolio S Class	86,655	1,365,604	1,461,002	1,461,002	55,598	20.07	30.88
MFS VIT II U.S. Government Money Market	5,197,295	5,197,295	5,197,295	5,197,295	560,981	8.25	10.61
MFS VIT III Blended Research Small Cap Equity Portfolio	183,757	1,660,514	1,795,310	1,795,310	64,925	25.46	36.45
MFS VIT III Conservative Allocation Portfolio	1,396,812	14,850,012	13,493,205	13,493,205	710,748	17.72	20.04
MFS VIT III Global Real Estate Portfolio Initial Class	2,156	28,995	26,880	26,880	876	27.72	33.51
MFS VIT III Global Real Estate Portfolio Service Class	143,426	2,289,685	2,185,810	2,185,810	102,037	19.47	22.93
MFS VIT III Growth Allocation Portfolio	1,631,980	17,649,343	16,580,912	16,580,912	508,729	30.70	34.72
MFS VIT III Inflation Adjusted Bond Portfolio	631,383	6,069,038	4,811,138	4,811,138	484,271	9.28	10.50
MFS VIT III Limited Maturity Portfolio Initial Class	788,331	8,050,447	7,962,147	7,962,147	743,489	9.92	11.27
MFS VIT III Limited Maturity Portfolio Service Class	401,877	4,104,982	4,062,979	4,062,979	400,523	9.51	11.31
MFS VIT III Mid Cap Value Portfolio Initial Class	111,011	910,291	1,175,605	1,175,605	33,289	34.06	37.41
MFS VIT III Mid Cap Value Portfolio Service Class	98,422	772,403	1,025,560	1,025,560	30,122	31.82	35.85
MFS VIT III Moderate Allocation Portfolio	6,021,391	72,978,070	67,319,156	67,319,156	2,610,730	24.15	27.32
MFS VIT III New Discovery Value Portfolio	42,547	316,297	341,655	341,655	7,879	39.34	44.13
MFS VIT Total Return Series Initial Class	279,980	6,556,410	6,515,134	6,515,134	349,111	18.66	18.66
MFS VIT Total Return Series Service Class	749,363	17,217,725	16,965,577	16,965,577	964,716	16.71	18.21

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Net Assets (continued)

December 31, 2024

	Number of		Assets at		Units
SubAccount	Shares	Cost	Market Value	Net Assets	Outstanding	Range of Unit Values

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio	26,847	$ 90,966	$ 154,100	$ 154,100	3,489	$ 41.00	$ 46.20
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	44,263	356,944	655,531	655,531	12,334	51.60	57.08
PIMCO CommodityReal Return® Strategy Portfolio	2,294	15,492	12,757	12,757	2,021	6.16	6.50
PIMCO VIT All Asset Portfolio Admin Class	73,549	742,588	646,495	646,495	35,810	16.37	18.76
PIMCO VIT All Asset Portfolio Advisor Class	167,348	1,703,188	1,496,091	1,496,091	106,349	13.35	14.67
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	217,515	1,395,359	1,185,459	1,185,459	167,973	6.50	7.52
PIMCO VIT Emerging Markets Bond Portfolio	41,965	502,213	446,510	446,510	14,364	27.44	33.70
PIMCO VIT Global Managed Asset Allocation Portfolio	2,786,534	29,724,467	28,032,529	28,032,529	1,691,319	15.53	17.45
PIMCO VIT Real Return Portfolio	98,500	1,238,320	1,133,738	1,133,738	75,585	13.69	16.20
PIMCO VIT StocksPLUS Global Portfolio	6,695	48,749	50,347	50,347	2,192	22.22	23.45
PIMCO VIT Total Return Portfolio	462,571	4,819,835	4,181,641	4,181,641	277,220	14.18	16.11
Putman VT Large Cap Value Fund	18,193	479,513	589,811	589,811	13,790	40.90	44.93
Templeton Developing Markets VIP Fund	82,200	744,417	694,593	694,593	42,025	15.73	17.51
Templeton Foreign VIP Fund	292,778	3,716,976	4,028,624	4,028,624	199,380	15.69	21.44
Templeton Growth VIP Fund	47,114	500,683	587,980	587,980	22,641	18.30	28.35
Wanger Acorn	162	1,956	2,464	2,464	75	33.06	33.06

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS Discovery Value Portfolio	AB VPS Dynamic Asset Allocation Portfolio
Net assets as of December 31, 2022	$1,170,216	$602,878	$5,981,039
Investment income (loss):
Dividend distributions	9,400	4,922	35,494
Investment Expenses:
Mortality and expense risk and administrative charges	(18,578)	(10,063)	(97,644)
Net investment income (loss)	(9,178)	(5,141)	(62,150)
Increase (decrease) in net assets from operations:
Capital gain distributions	53,862	51,752	-
Realized capital gain (loss) on investments	(82,227)	28,235	(311,832)
Change in unrealized appreciation (depreciation)	148,171	11,135	1,029,536
Net gain (loss) on investments	119,806	91,122	717,704
Net increase (decrease) in net assets from operations	110,628	85,981	655,554
Contract owner transactions:
Deposits	-	172	71,333
Terminations, withdrawals and annuity payments	(209,745)	(65,991)	(638,929)
Transfers between subaccounts, net	(4,130)	5,702	(64,979)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(213,875)	(60,117)	(632,575)
Total increase (decrease) in net assets	(103,247)	25,864	22,979
Net assets as of December 31, 2023	$1,066,969	$628,742	$6,004,018
Investment income (loss):
Dividend distributions	18,940	3,411	63,448
Investment Expenses:
Mortality and expense risk and administrative charges	(18,438)	(8,957)	(93,542)
Net investment income (loss)	502	(5,546)	(30,094)
Increase (decrease) in net assets from operations:
Capital gain distributions	21,816	26,876	-
Realized capital gain (loss) on investments	(28,276)	52,495	(299,551)
Change in unrealized appreciation (depreciation)	77,353	(31,272)	826,911
Net gain (loss) on investments	70,893	48,099	527,360
Net increase (decrease) in net assets from operations	71,395	42,553	497,266
Contract owner transactions:
Deposits	-	39,498	-
Terminations, withdrawals and annuity payments	(90,627)	(183,835)	(1,239,989)
Transfers between subaccounts, net	6,982	(39,097)	(188,732)
Maintenance charges and mortality adjustments	(9,704)	(7,885)	(102,313)
Increase (decrease) in net assets from contract transactions	(93,349)	(191,319)	(1,531,034)
Total increase (decrease) in net assets	(21,954)	(148,766)	(1,033,768)
Net assets as of December 31, 2024	$1,045,015	$479,976	$4,970,250

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	AB VPS International Value Portfolio	AB VPS Sustainable International Thematic Portfolio	BlackRock Global Allocation V.I. Fund
Net assets as of December 31, 2022	$791,297	$198,690	$20,128,354
Investment income (loss):
Dividend distributions	4,598	-	475,607
Investment Expenses:
Mortality and expense risk and administrative charges	(12,809)	(3,238)	(334,317)
Net investment income (loss)	(8,211)	(3,238)	141,290
Increase (decrease) in net assets from operations:
Capital gain distributions	-	7,193	-
Realized capital gain (loss) on investments	7,398	(6,702)	(469,733)
Change in unrealized appreciation (depreciation)	95,534	23,605	2,302,271
Net gain (loss) on investments	102,932	24,096	1,832,538
Net increase (decrease) in net assets from operations	94,721	20,858	1,973,828
Contract owner transactions:
Deposits	664	-	39,607
Terminations, withdrawals and annuity payments	(162,068)	(16,945)	(2,348,671)
Transfers between subaccounts, net	(26,353)	(98)	(140,578)
Maintenance charges and mortality adjustments	-	-	634
Increase (decrease) in net assets from contract transactions	(187,757)	(17,043)	(2,449,008)
Total increase (decrease) in net assets	(93,036)	3,815	(475,180)
Net assets as of December 31, 2023	$698,261	$202,505	$19,653,174
Investment income (loss):
Dividend distributions	15,475	-	265,934
Investment Expenses:
Mortality and expense risk and administrative charges	(11,641)	(774)	(329,180)
Net investment income (loss)	3,834	(774)	(63,246)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,441,803
Realized capital gain (loss) on investments	20,277	(31,883)	(43,961)
Change in unrealized appreciation (depreciation)	(1,390)	28,767	(2,192)
Net gain (loss) on investments	18,887	(3,116)	1,395,650
Net increase (decrease) in net assets from operations	22,721	(3,890)	1,332,404
Contract owner transactions:
Deposits	-	-	100,158
Terminations, withdrawals and annuity payments	(146,899)	(45,165)	(2,376,090)
Transfers between subaccounts, net	18,104	(152,986)	(227,122)
Maintenance charges and mortality adjustments	(3,453)	(464)	(263,917)
Increase (decrease) in net assets from contract transactions	(132,248)	(198,615)	(2,766,971)
Total increase (decrease) in net assets	(109,527)	(202,505)	(1,434,567)
Net assets as of December 31, 2024	$588,734	$-	$18,218,607

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Columbia Variable Portfolio - Large Cap Growth Fund Class 2	Columbia Variable Portfolio - Overseas Core Fund	CTIVP - Principal Blue Chip Growth Fund
Net assets as of December 31, 2022	$1,917,756	$261,694	$778,389
Investment income (loss):
Dividend distributions	-	4,576	-
Investment Expenses:
Mortality and expense risk and administrative charges	(34,242)	(4,693)	(14,386)
Net investment income (loss)	(34,242)	(117)	(14,386)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	429,780	(550)	119,543
Change in unrealized appreciation (depreciation)	302,875	33,774	157,479
Net gain (loss) on investments	732,655	33,224	277,022
Net increase (decrease) in net assets from operations	698,413	33,107	262,636
Contract owner transactions:
Deposits	9,609	76	52
Terminations, withdrawals and annuity payments	(255,709)	(19,872)	(41,956)
Transfers between subaccounts, net	(376,451)	(5,448)	(143,785)
Maintenance charges and mortality adjustments	1,207	-	-
Increase (decrease) in net assets from contract transactions	(621,344)	(25,244)	(185,689)
Total increase (decrease) in net assets	77,069	7,863	76,947
Net assets as of December 31, 2023	$1,994,825	$269,557	$855,336
Investment income (loss):
Dividend distributions	-	11,256	-
Investment Expenses:
Mortality and expense risk and administrative charges	(33,879)	(3,464)	(14,596)
Net investment income (loss)	(33,879)	7,792	(14,596)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	570,151	2,308	194,409
Change in unrealized appreciation (depreciation)	(18,204)	(5,123)	(31,080)
Net gain (loss) on investments	551,947	(2,815)	163,329
Net increase (decrease) in net assets from operations	518,068	4,977	148,733
Contract owner transactions:
Deposits	40,293	5,213	24,172
Terminations, withdrawals and annuity payments	(454,632)	(69,369)	(200,604)
Transfers between subaccounts, net	(233,933)	(51,444)	(58,678)
Maintenance charges and mortality adjustments	(12,326)	(1,289)	(8,555)
Increase (decrease) in net assets from contract transactions	(660,598)	(116,889)	(243,665)
Total increase (decrease) in net assets	(142,530)	(111,912)	(94,932)
Net assets as of December 31, 2024	$1,852,295	$157,645	$760,404

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Fidelity VIP Balanced Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Freedom 2010 Portfolio
Net assets as of December 31, 2022	$4,463,531	$11,196,642	$26,538
Investment income (loss):
Dividend distributions	73,715	28,023	989
Investment Expenses:
Mortality and expense risk and administrative charges	(81,259)	(198,403)	(441)
Net investment income (loss)	(7,544)	(170,380)	548
Increase (decrease) in net assets from operations:
Capital gain distributions	177,490	411,018	1,840
Realized capital gain (loss) on investments	75,675	616,533	(266)
Change in unrealized appreciation (depreciation)	591,171	2,249,200	(260)
Net gain (loss) on investments	844,336	3,276,751	1,314
Net increase (decrease) in net assets from operations	836,792	3,106,371	1,862
Contract owner transactions:
Deposits	20,121	(54,002)	-
Terminations, withdrawals and annuity payments	(281,050)	(1,181,429)	(1,708)
Transfers between subaccounts, net	23,343	(1,379,508)	62
Maintenance charges and mortality adjustments	-	3,315	-
Increase (decrease) in net assets from contract transactions	(237,586)	(2,611,624)	(1,646)
Total increase (decrease) in net assets	599,206	494,747	216
Net assets as of December 31, 2023	$5,062,737	$11,691,389	$26,754
Investment income (loss):
Dividend distributions	89,066	4,417	904
Investment Expenses:
Mortality and expense risk and administrative charges	(88,090)	(220,044)	(451)
Net investment income (loss)	976	(215,627)	453
Increase (decrease) in net assets from operations:
Capital gain distributions	171,557	1,495,301	23
Realized capital gain (loss) on investments	205,296	1,787,553	(114)
Change in unrealized appreciation (depreciation)	274,249	342,746	537
Net gain (loss) on investments	651,102	3,625,600	446
Net increase (decrease) in net assets from operations	652,078	3,409,973	899
Contract owner transactions:
Deposits	59,184	69,601	-
Terminations, withdrawals and annuity payments	(624,808)	(1,787,052)	(1,564)
Transfers between subaccounts, net	208,391	(1,145,734)	739
Maintenance charges and mortality adjustments	(42,561)	(110,757)	(135)
Increase (decrease) in net assets from contract transactions	(399,794)	(2,973,942)	(960)
Total increase (decrease) in net assets	252,284	436,031	(61)
Net assets as of December 31, 2024	$5,315,021	$12,127,420	$26,693

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Mid Cap Portfolio
Net assets as of December 31, 2022	$574,454	$680,091	$3,615,619
Investment income (loss):
Dividend distributions	19,719	20,634	11,349
Investment Expenses:
Mortality and expense risk and administrative charges	(10,418)	(11,069)	(54,405)
Net investment income (loss)	9,301	9,565	(43,056)
Increase (decrease) in net assets from operations:
Capital gain distributions	11,529	4,910	86,453
Realized capital gain (loss) on investments	(8,418)	2,181	142,490
Change in unrealized appreciation (depreciation)	36,559	52,004	186,512
Net gain (loss) on investments	39,670	59,095	415,455
Net increase (decrease) in net assets from operations	48,971	68,660	372,399
Contract owner transactions:
Deposits	-	-	16,776
Terminations, withdrawals and annuity payments	(10,886)	(36,419)	(837,601)
Transfers between subaccounts, net	(21,424)	(731)	(107,625)
Maintenance charges and mortality adjustments	-	-	1,766
Increase (decrease) in net assets from contract transactions	(32,310)	(37,150)	(926,684)
Total increase (decrease) in net assets	16,661	31,510	(554,285)
Net assets as of December 31, 2023	$591,115	$711,601	$3,061,334
Investment income (loss):
Dividend distributions	18,226	18,960	10,275
Investment Expenses:
Mortality and expense risk and administrative charges	(10,515)	(11,755)	(52,119)
Net investment income (loss)	7,711	7,205	(41,844)
Increase (decrease) in net assets from operations:
Capital gain distributions	18,153	20,650	402,639
Realized capital gain (loss) on investments	(3,364)	20,863	250,873
Change in unrealized appreciation (depreciation)	3,147	(8,655)	(165,784)
Net gain (loss) on investments	17,936	32,858	487,728
Net increase (decrease) in net assets from operations	25,647	40,063	445,884
Contract owner transactions:
Deposits	-	-	5,841
Terminations, withdrawals and annuity payments	(13,639)	(34,109)	(463,377)
Transfers between subaccounts, net	(2,511)	669	(217,914)
Maintenance charges and mortality adjustments	(2,507)	(4,892)	(26,652)
Increase (decrease) in net assets from contract transactions	(18,657)	(38,332)	(702,102)
Total increase (decrease) in net assets	6,990	1,731	(256,218)
Net assets as of December 31, 2024	$598,105	$713,332	$2,805,116

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	First Eagle Overseas Variable Fund	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund
Net assets as of December 31, 2022	$14,628,554	$2,924,303	$7,895,047
Investment income (loss):
Dividend distributions	-	136,975	148,673
Investment Expenses:
Mortality and expense risk and administrative charges	(250,122)	(44,546)	(134,729)
Net investment income (loss)	(250,122)	92,429	13,944
Increase (decrease) in net assets from operations:
Capital gain distributions	1,056,165	166,058	684,296
Realized capital gain (loss) on investments	(207,665)	(3,211)	(235,385)
Change in unrealized appreciation (depreciation)	553,819	(70,070)	415,358
Net gain (loss) on investments	1,402,319	92,777	864,269
Net increase (decrease) in net assets from operations	1,152,197	185,206	878,213
Contract owner transactions:
Deposits	6,239	19,642	21,816
Terminations, withdrawals and annuity payments	(1,345,314)	(511,512)	(590,715)
Transfers between subaccounts, net	163,701	77,703	(885)
Maintenance charges and mortality adjustments	2,157	78	1,954
Increase (decrease) in net assets from contract transactions	(1,173,217)	(414,089)	(567,830)
Total increase (decrease) in net assets	(21,020)	(228,883)	310,383
Net assets as of December 31, 2023	$14,607,534	$2,695,420	$8,205,430
Investment income (loss):
Dividend distributions	234,015	131,549	160,152
Investment Expenses:
Mortality and expense risk and administrative charges	(253,701)	(40,942)	(141,033)
Net investment income (loss)	(19,686)	90,607	19,119
Increase (decrease) in net assets from operations:
Capital gain distributions	92,504	10,778	166,544
Realized capital gain (loss) on investments	(209,099)	(34,197)	(177,400)
Change in unrealized appreciation (depreciation)	769,234	69,394	752,982
Net gain (loss) on investments	652,639	45,975	742,126
Net increase (decrease) in net assets from operations	632,953	136,582	761,245
Contract owner transactions:
Deposits	33,816	30,781	9,249
Terminations, withdrawals and annuity payments	(1,942,483)	(603,740)	(1,179,468)
Transfers between subaccounts, net	298,426	14,775	91,554
Maintenance charges and mortality adjustments	(138,562)	(32,261)	(71,938)
Increase (decrease) in net assets from contract transactions	(1,748,803)	(590,445)	(1,150,603)
Total increase (decrease) in net assets	(1,115,850)	(453,863)	(389,358)
Net assets as of December 31, 2024	$13,491,684	$2,241,557	$7,816,072

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Franklin Templeton Allocation VIP Fund	Franklin Templeton Global Bond VIP Fund	Franklin Templeton Income VIP Fund
Net assets as of December 31, 2022	$855,071	$79,528	$50,951
Investment income (loss):
Dividend distributions	12,563	-	1,618
Investment Expenses:
Mortality and expense risk and administrative charges	(13,784)	(1,230)	(650)
Net investment income (loss)	(1,221)	(1,230)	968
Increase (decrease) in net assets from operations:
Capital gain distributions	14,582	-	1,993
Realized capital gain (loss) on investments	(27,119)	(1,284)	376
Change in unrealized appreciation (depreciation)	119,456	3,467	(1,015)
Net gain (loss) on investments	106,919	2,183	1,354
Net increase (decrease) in net assets from operations	105,698	953	2,322
Contract owner transactions:
Deposits	63	54	-
Terminations, withdrawals and annuity payments	(45,186)	(4,426)	(32,570)
Transfers between subaccounts, net	(3,222)	4,271	(219)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(48,345)	(101)	(32,789)
Total increase (decrease) in net assets	57,353	852	(30,467)
Net assets as of December 31, 2023	$912,424	$80,380	$20,484
Investment income (loss):
Dividend distributions	17,088	-	981
Investment Expenses:
Mortality and expense risk and administrative charges	(13,192)	(1,212)	(329)
Net investment income (loss)	3,896	(1,212)	652
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	81
Realized capital gain (loss) on investments	(38,781)	(3,887)	(344)
Change in unrealized appreciation (depreciation)	96,638	(4,899)	655
Net gain (loss) on investments	57,857	(8,786)	392
Net increase (decrease) in net assets from operations	61,753	(9,998)	1,044
Contract owner transactions:
Deposits	-	444	-
Terminations, withdrawals and annuity payments	(191,550)	(8,810)	(2,205)
Transfers between subaccounts, net	(1,401)	12,173	(653)
Maintenance charges and mortality adjustments	(2,082)	(970)	(486)
Increase (decrease) in net assets from contract transactions	(195,033)	2,837	(3,344)
Total increase (decrease) in net assets	(133,280)	(7,161)	(2,300)
Net assets as of December 31, 2024	$779,144	$73,219	$18,184

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Franklin Templeton Small Cap Value VIP Fund Class 2	Franklin Templeton Small Cap Value VIP Fund Class 4	Franklin Templeton Strategic Income VIP Fund Class 2
Net assets as of December 31, 2022	$1,168,030	$48,204	$506,779
Investment income (loss):
Dividend distributions	5,738	209	22,492
Investment Expenses:
Mortality and expense risk and administrative charges	(19,382)	(804)	(8,267)
Net investment income (loss)	(13,644)	(595)	14,225
Increase (decrease) in net assets from operations:
Capital gain distributions	62,201	2,638	-
Realized capital gain (loss) on investments	(5,672)	115	(18,023)
Change in unrealized appreciation (depreciation)	75,556	2,842	34,711
Net gain (loss) on investments	132,085	5,595	16,688
Net increase (decrease) in net assets from operations	118,441	5,000	30,913
Contract owner transactions:
Deposits	14,113	-	11,078
Terminations, withdrawals and annuity payments	(176,691)	(2,664)	(60,715)
Transfers between subaccounts, net	13,093	(2,083)	12,944
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(149,485)	(4,747)	(36,693)
Total increase (decrease) in net assets	(31,044)	253	(5,780)
Net assets as of December 31, 2023	$1,136,986	$48,457	$500,999
Investment income (loss):
Dividend distributions	10,466	407	19,291
Investment Expenses:
Mortality and expense risk and administrative charges	(19,657)	(833)	(7,635)
Net investment income (loss)	(9,191)	(426)	11,656
Increase (decrease) in net assets from operations:
Capital gain distributions	25,868	1,104	-
Realized capital gain (loss) on investments	52,701	2,879	(22,205)
Change in unrealized appreciation (depreciation)	34,191	1,099	20,076
Net gain (loss) on investments	112,760	5,082	(2,129)
Net increase (decrease) in net assets from operations	103,569	4,656	9,527
Contract owner transactions:
Deposits	-	-	12,290
Terminations, withdrawals and annuity payments	(139,958)	(3,560)	(104,327)
Transfers between subaccounts, net	(11,727)	(1,906)	16,197
Maintenance charges and mortality adjustments	(8,448)	(812)	(5,290)
Increase (decrease) in net assets from contract transactions	(160,133)	(6,278)	(81,130)
Total increase (decrease) in net assets	(56,564)	(1,622)	(71,603)
Net assets as of December 31, 2024	$1,080,422	$46,835	$429,396

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Franklin Templeton Strategic Income VIP Fund Class 4	Invesco V.I. American Value Fund	Invesco V.I. Capital Appreciation Fund
Net assets as of December 31, 2022	$1,098	$164,388	$1,123,390
Investment income (loss):
Dividend distributions	49	607	-
Investment Expenses:
Mortality and expense risk and administrative charges	(19)	(2,894)	(21,144)
Net investment income (loss)	30	(2,287)	(21,144)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	33,827	-
Realized capital gain (loss) on investments	(8)	2,339	(161,642)
Change in unrealized appreciation (depreciation)	46	(12,342)	534,305
Net gain (loss) on investments	38	23,824	372,663
Net increase (decrease) in net assets from operations	68	21,537	351,519
Contract owner transactions:
Deposits	-	-	356,919
Terminations, withdrawals and annuity payments	(1)	(11,257)	(439,026)
Transfers between subaccounts, net	(1)	(4,438)	(78,669)
Maintenance charges and mortality adjustments	-	-	59
Increase (decrease) in net assets from contract transactions	(2)	(15,695)	(160,717)
Total increase (decrease) in net assets	66	5,842	190,802
Net assets as of December 31, 2023	$1,164	$170,230	$1,314,192
Investment income (loss):
Dividend distributions	-	1,129	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4)	(2,848)	(18,061)
Net investment income (loss)	(4)	(1,719)	(18,061)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	3,386	-
Realized capital gain (loss) on investments	(288)	12,299	99,752
Change in unrealized appreciation (depreciation)	293	25,280	215,152
Net gain (loss) on investments	5	40,965	314,904
Net increase (decrease) in net assets from operations	1	39,246	296,843
Contract owner transactions:
Deposits	579	2,678	11,790
Terminations, withdrawals and annuity payments	(1,740)	(72,890)	(632,349)
Transfers between subaccounts, net	(4)	6,354	(126,848)
Maintenance charges and mortality adjustments	-	(2,078)	(6,083)
Increase (decrease) in net assets from contract transactions	(1,165)	(65,936)	(753,490)
Total increase (decrease) in net assets	(1,164)	(26,690)	(456,647)
Net assets as of December 31, 2024	$-	$143,540	$857,545

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Invesco V.I. Comstock Fund	Invesco V.I. Conservative Balanced Fund (a)	Invesco V.I. Equity and Income Fund
Net assets as of December 31, 2022	$1,575,930	$318,195	$3,891,830
Investment income (loss):
Dividend distributions	23,937	5,422	68,804
Investment Expenses:
Mortality and expense risk and administrative charges	(26,296)	(5,486)	(60,350)
Net investment income (loss)	(2,359)	(64)	8,454
Increase (decrease) in net assets from operations:
Capital gain distributions	172,390	-	208,888
Realized capital gain (loss) on investments	107,621	(211)	(81,842)
Change in unrealized appreciation (depreciation)	(129,185)	30,941	173,038
Net gain (loss) on investments	150,826	30,730	300,084
Net increase (decrease) in net assets from operations	148,467	30,666	308,538
Contract owner transactions:
Deposits	392,529	-	35,714
Terminations, withdrawals and annuity payments	(531,657)	(26,010)	(722,101)
Transfers between subaccounts, net	6,527	1,889	98,013
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(132,601)	(24,121)	(588,374)
Total increase (decrease) in net assets	15,866	6,545	(279,836)
Net assets as of December 31, 2023	$1,591,796	$324,740	$3,611,994
Investment income (loss):
Dividend distributions	17,561	7,690	36,668
Investment Expenses:
Mortality and expense risk and administrative charges	(22,717)	(1,789)	(47,252)
Net investment income (loss)	(5,156)	5,901	(10,584)
Increase (decrease) in net assets from operations:
Capital gain distributions	82,374	-	89,568
Realized capital gain (loss) on investments	151,811	2,662	(27,182)
Change in unrealized appreciation (depreciation)	(55,922)	2,229	234,303
Net gain (loss) on investments	178,263	4,891	296,689
Net increase (decrease) in net assets from operations	173,107	10,792	286,105
Contract owner transactions:
Deposits	-	-	19,978
Terminations, withdrawals and annuity payments	(599,940)	(12,305)	(1,966,398)
Transfers between subaccounts, net	(34,727)	(321,220)	297,084
Maintenance charges and mortality adjustments	(11,036)	(2,007)	(37,589)
Increase (decrease) in net assets from contract transactions	(645,703)	(335,532)	(1,686,925)
Total increase (decrease) in net assets	(472,596)	(324,740)	(1,400,820)
Net assets as of December 31, 2024	$1,119,200	$-	$2,211,174

(a) Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Invesco V.I. EQV International Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund
Net assets as of December 31, 2022	$164,252	$1,657,856	$7,339,648
Investment income (loss):
Dividend distributions	-	-	34,324
Investment Expenses:
Mortality and expense risk and administrative charges	(3,495)	(29,113)	(123,040)
Net investment income (loss)	(3,495)	(29,113)	(88,716)
Increase (decrease) in net assets from operations:
Capital gain distributions	133	201,846	490,078
Realized capital gain (loss) on investments	(1,314)	(50,525)	(1,111,622)
Change in unrealized appreciation (depreciation)	30,050	372,103	2,116,375
Net gain (loss) on investments	28,869	523,424	1,494,831
Net increase (decrease) in net assets from operations	25,374	494,311	1,406,115
Contract owner transactions:
Deposits	244	17,826	87,054
Terminations, withdrawals and annuity payments	(2,067)	(123,877)	(1,094,622)
Transfers between subaccounts, net	56	(235,133)	(540,569)
Maintenance charges and mortality adjustments	-	(186)	1,696
Increase (decrease) in net assets from contract transactions	(1,767)	(341,370)	(1,546,441)
Total increase (decrease) in net assets	23,607	152,941	(140,326)
Net assets as of December 31, 2023	$187,859	$1,810,797	$7,199,322
Investment income (loss):
Dividend distributions	3,031	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,914)	(28,989)	(124,019)
Net investment income (loss)	(883)	(28,989)	(124,019)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,049	101,067	731,336
Realized capital gain (loss) on investments	260	15,261	(661,749)
Change in unrealized appreciation (depreciation)	(3,891)	150,223	1,501,772
Net gain (loss) on investments	(2,582)	266,551	1,571,359
Net increase (decrease) in net assets from operations	(3,465)	237,562	1,447,340
Contract owner transactions:
Deposits	-	16,813	42,932
Terminations, withdrawals and annuity payments	(1,698)	(190,395)	(907,856)
Transfers between subaccounts, net	22,322	(216,172)	(809,749)
Maintenance charges and mortality adjustments	(76)	(15,174)	(7,332)
Increase (decrease) in net assets from contract transactions	20,548	(404,928)	(1,682,005)
Total increase (decrease) in net assets	17,083	(167,366)	(234,665)
Net assets as of December 31, 2024	$204,942	$1,643,431	$6,964,657

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Invesco V.I. Main Street Small Cap Fund®	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund - Growth Opportunities Portfolio VC
Net assets as of December 31, 2022	$53,391	$1,816,060	$1,110,846
Investment income (loss):
Dividend distributions	514	80,491	-
Investment Expenses:
Mortality and expense risk and administrative charges	(963)	(30,457)	(17,739)
Net investment income (loss)	(449)	50,034	(17,739)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(71)	(25,658)	(73,616)
Change in unrealized appreciation (depreciation)	8,714	301,642	184,470
Net gain (loss) on investments	8,643	275,984	110,854
Net increase (decrease) in net assets from operations	8,194	326,018	93,115
Contract owner transactions:
Deposits	-	6,534	11,445
Terminations, withdrawals and annuity payments	(2,909)	(281,437)	(156,402)
Transfers between subaccounts, net	(4)	(145,726)	16,722
Maintenance charges and mortality adjustments	-	-	(122)
Increase (decrease) in net assets from contract transactions	(2,913)	(420,629)	(128,357)
Total increase (decrease) in net assets	5,281	(94,611)	(35,242)
Net assets as of December 31, 2023	$58,672	$1,721,449	$1,075,604
Investment income (loss):
Dividend distributions	-	54,778	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,086)	(29,756)	(18,795)
Net investment income (loss)	(1,086)	25,022	(18,795)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,260	-	-
Realized capital gain (loss) on investments	792	27,014	(101,005)
Change in unrealized appreciation (depreciation)	4,111	43,070	416,481
Net gain (loss) on investments	7,163	70,084	315,476
Net increase (decrease) in net assets from operations	6,077	95,106	296,681
Contract owner transactions:
Deposits	-	-	4,311
Terminations, withdrawals and annuity payments	(2,241)	(133,372)	(125,133)
Transfers between subaccounts, net	(203)	(69,241)	(206,231)
Maintenance charges and mortality adjustments	(128)	(21,235)	(6,541)
Increase (decrease) in net assets from contract transactions	(2,572)	(223,848)	(333,594)
Total increase (decrease) in net assets	3,505	(128,742)	(36,913)
Net assets as of December 31, 2024	$62,177	$1,592,707	$1,038,691

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Lord Abbett Series Fund- Fundamental Equity Portfolio VC	LVIP JPMorgan Core Bond Fund	LVIP JPMorgan U.S. Equity Fund
Net assets as of December 31, 2022	$1,929,507	$1,545,643	$895,988
Investment income (loss):
Dividend distributions	10,718	49,070	11,650
Investment Expenses:
Mortality and expense risk and administrative charges	(32,952)	(25,441)	(17,617)
Net investment income (loss)	(22,234)	23,629	(5,967)
Increase (decrease) in net assets from operations:
Capital gain distributions	54,623	-	46,895
Realized capital gain (loss) on investments	3,356	(37,350)	23,694
Change in unrealized appreciation (depreciation)	194,087	67,111	147,089
Net gain (loss) on investments	252,066	29,761	217,678
Net increase (decrease) in net assets from operations	229,832	53,390	211,711
Contract owner transactions:
Deposits	2,361	252	751
Terminations, withdrawals and annuity payments	(143,837)	(103,054)	(84,004)
Transfers between subaccounts, net	(101,773)	(2,596)	(15,630)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(243,249)	(105,398)	(98,883)
Total increase (decrease) in net assets	(13,417)	(52,008)	112,828
Net assets as of December 31, 2023	$1,916,090	$1,493,635	$1,008,816
Investment income (loss):
Dividend distributions	12,478	59,070	3,728
Investment Expenses:
Mortality and expense risk and administrative charges	(32,375)	(24,660)	(19,786)
Net investment income (loss)	(19,897)	34,410	(16,058)
Increase (decrease) in net assets from operations:
Capital gain distributions	94,551	-	46,544
Realized capital gain (loss) on investments	84,400	(19,321)	62,796
Change in unrealized appreciation (depreciation)	108,705	(15,777)	114,356
Net gain (loss) on investments	287,656	(35,098)	223,696
Net increase (decrease) in net assets from operations	267,759	(688)	207,638
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(343,447)	(156,228)	(99,965)
Transfers between subaccounts, net	(92,387)	94,881	(2,556)
Maintenance charges and mortality adjustments	(14,069)	(23,713)	(10,957)
Increase (decrease) in net assets from contract transactions	(449,903)	(85,060)	(113,478)
Total increase (decrease) in net assets	(182,144)	(85,748)	94,160
Net assets as of December 31, 2024	$1,733,946	$1,407,887	$1,102,976

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS U.S. Government Money Market Portfolio	MFS VIT I Growth Series Initial Class	MFS VIT I Growth Series Service Class
Net assets as of December 31, 2022	$1,136,073	$5,455,499	$678,707
Investment income (loss):
Dividend distributions	42,345	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(13,252)	(85,883)	(13,500)
Net investment income (loss)	29,093	(85,883)	(13,500)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	472,958	62,008
Realized capital gain (loss) on investments	-	310,266	(5,696)
Change in unrealized appreciation (depreciation)	-	1,092,519	170,409
Net gain (loss) on investments	-	1,875,743	226,721
Net increase (decrease) in net assets from operations	29,093	1,789,860	213,221
Contract owner transactions:
Deposits	(14,796)	121,104	36,292
Terminations, withdrawals and annuity payments	(294,786)	(552,320)	(97,867)
Transfers between subaccounts, net	30,458	(37,120)	(27,061)
Maintenance charges and mortality adjustments	6,929	(1,902)	-
Increase (decrease) in net assets from contract transactions	(272,195)	(470,238)	(88,636)
Total increase (decrease) in net assets	(243,102)	1,319,622	124,585
Net assets as of December 31, 2023	$892,971	$6,775,121	$803,292
Investment income (loss):
Dividend distributions	42,885	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(12,704)	(108,848)	(16,206)
Net investment income (loss)	30,181	(108,848)	(16,206)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	596,413	70,783
Realized capital gain (loss) on investments	-	440,872	35,103
Change in unrealized appreciation (depreciation)	-	1,024,070	133,242
Net gain (loss) on investments	-	2,061,355	239,128
Net increase (decrease) in net assets from operations	30,181	1,952,507	222,922
Contract owner transactions:
Deposits	335,311	-	30,466
Terminations, withdrawals and annuity payments	(522,522)	(631,605)	(93,244)
Transfers between subaccounts, net	128,306	(114,166)	(64,863)
Maintenance charges and mortality adjustments	(596)	(590)	(3,870)
Increase (decrease) in net assets from contract transactions	(59,501)	(746,361)	(131,511)
Total increase (decrease) in net assets	(29,320)	1,206,146	91,411
Net assets as of December 31, 2024	$863,651	$7,981,267	$894,703

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT I Mid Cap Growth Series	MFS VIT I New Discovery Series Initial Class	MFS VIT I New Discovery Series Service Class
Net assets as of December 31, 2022	$876,364	$505,909	$1,467,386
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(14,478)	(6,803)	(24,107)
Net investment income (loss)	(14,478)	(6,803)	(24,107)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,569	-	-
Realized capital gain (loss) on investments	(63,101)	(66,064)	(211,090)
Change in unrealized appreciation (depreciation)	211,317	130,884	406,169
Net gain (loss) on investments	160,785	64,820	195,079
Net increase (decrease) in net assets from operations	146,307	58,017	170,972
Contract owner transactions:
Deposits	21,686	-	118,223
Terminations, withdrawals and annuity payments	(182,927)	(80,079)	(266,483)
Transfers between subaccounts, net	(40,393)	5,937	33,739
Maintenance charges and mortality adjustments	-	(982)	(145)
Increase (decrease) in net assets from contract transactions	(201,634)	(75,124)	(114,666)
Total increase (decrease) in net assets	(55,327)	(17,107)	56,306
Net assets as of December 31, 2023	$821,037	$488,802	$1,523,692
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(14,249)	(6,954)	(24,390)
Net investment income (loss)	(14,249)	(6,954)	(24,390)
Increase (decrease) in net assets from operations:
Capital gain distributions	56,915	-	-
Realized capital gain (loss) on investments	(52,297)	(17,198)	(255,591)
Change in unrealized appreciation (depreciation)	108,641	48,954	356,541
Net gain (loss) on investments	113,259	31,756	100,950
Net increase (decrease) in net assets from operations	99,010	24,802	76,560
Contract owner transactions:
Deposits	5,222	-	8,448
Terminations, withdrawals and annuity payments	(138,632)	(20,497)	(250,150)
Transfers between subaccounts, net	(33,586)	908	(27,945)
Maintenance charges and mortality adjustments	(3,764)	(40)	(2,844)
Increase (decrease) in net assets from contract transactions	(170,760)	(19,629)	(272,491)
Total increase (decrease) in net assets	(71,750)	5,173	(195,931)
Net assets as of December 31, 2024	$749,287	$493,975	$1,327,761

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT I Research Series	MFS VIT I Total Return Bond Series	MFS VIT I Utilities Series Initial Class
Net assets as of December 31, 2022	$7,823,653	$21,597,272	$3,270,600
Investment income (loss):
Dividend distributions	19,327	629,839	102,312
Investment Expenses:
Mortality and expense risk and administrative charges	(136,148)	(357,326)	(41,230)
Net investment income (loss)	(116,821)	272,513	61,082
Increase (decrease) in net assets from operations:
Capital gain distributions	430,460	-	158,313
Realized capital gain (loss) on investments	156,371	(496,803)	(26,845)
Change in unrealized appreciation (depreciation)	982,847	1,327,092	(315,854)
Net gain (loss) on investments	1,569,678	830,289	(184,386)
Net increase (decrease) in net assets from operations	1,452,857	1,102,802	(123,304)
Contract owner transactions:
Deposits	86,245	118,084	155,071
Terminations, withdrawals and annuity payments	(871,470)	(2,686,355)	(529,195)
Transfers between subaccounts, net	(411,315)	1,194,109	(26,465)
Maintenance charges and mortality adjustments	3,507	139	(2,258)
Increase (decrease) in net assets from contract transactions	(1,193,033)	(1,374,023)	(402,847)
Total increase (decrease) in net assets	259,824	(271,221)	(526,151)
Net assets as of December 31, 2023	$8,083,477	$21,326,051	$2,744,449
Investment income (loss):
Dividend distributions	29,227	833,407	61,827
Investment Expenses:
Mortality and expense risk and administrative charges	(139,647)	(349,100)	(37,845)
Net investment income (loss)	(110,420)	484,307	23,982
Increase (decrease) in net assets from operations:
Capital gain distributions	456,961	-	76,294
Realized capital gain (loss) on investments	452,049	(511,986)	13,984
Change in unrealized appreciation (depreciation)	449,687	177,672	148,486
Net gain (loss) on investments	1,358,697	(334,314)	238,764
Net increase (decrease) in net assets from operations	1,248,277	149,993	262,746
Contract owner transactions:
Deposits	50,671	167,871	-
Terminations, withdrawals and annuity payments	(1,323,724)	(2,649,106)	(308,051)
Transfers between subaccounts, net	(451,238)	696,917	(58,430)
Maintenance charges and mortality adjustments	(66,890)	(315,630)	(412)
Increase (decrease) in net assets from contract transactions	(1,791,181)	(2,099,948)	(366,893)
Total increase (decrease) in net assets	(542,904)	(1,949,955)	(104,147)
Net assets as of December 31, 2024	$7,540,573	$19,376,096	$2,640,302

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT I Utilities Series Service Class	MFS VIT I Value Series Initial Class	MFS VIT I Value Series Service Class
Net assets as of December 31, 2022	$2,071,014	$6,759,986	$5,102,329
Investment income (loss):
Dividend distributions	60,227	109,764	68,091
Investment Expenses:
Mortality and expense risk and administrative charges	(30,466)	(105,069)	(83,583)
Net investment income (loss)	29,761	4,695	(15,492)
Increase (decrease) in net assets from operations:
Capital gain distributions	101,021	461,368	341,309
Realized capital gain (loss) on investments	61,788	49,079	78,061
Change in unrealized appreciation (depreciation)	(268,736)	(127,956)	(125,761)
Net gain (loss) on investments	(105,927)	382,491	293,609
Net increase (decrease) in net assets from operations	(76,166)	387,186	278,117
Contract owner transactions:
Deposits	13,728	59,970	94,914
Terminations, withdrawals and annuity payments	(327,413)	(958,714)	(824,148)
Transfers between subaccounts, net	180,932	204,992	238,265
Maintenance charges and mortality adjustments	(84)	(53)	44
Increase (decrease) in net assets from contract transactions	(132,837)	(693,805)	(490,925)
Total increase (decrease) in net assets	(209,003)	(306,619)	(212,808)
Net assets as of December 31, 2023	$1,862,011	$6,453,367	$4,889,521
Investment income (loss):
Dividend distributions	47,068	109,043	67,869
Investment Expenses:
Mortality and expense risk and administrative charges	(35,323)	(105,586)	(82,886)
Net investment income (loss)	11,745	3,457	(15,017)
Increase (decrease) in net assets from operations:
Capital gain distributions	65,533	493,856	360,548
Realized capital gain (loss) on investments	44,298	152,543	177,483
Change in unrealized appreciation (depreciation)	83,454	(19,368)	(70,943)
Net gain (loss) on investments	193,285	627,031	467,088
Net increase (decrease) in net assets from operations	205,030	630,488	452,071
Contract owner transactions:
Deposits	44,537	148,703	15,081
Terminations, withdrawals and annuity payments	(300,180)	(661,832)	(578,726)
Transfers between subaccounts, net	411,431	(134,345)	(253,211)
Maintenance charges and mortality adjustments	(17,335)	(7,477)	(41,608)
Increase (decrease) in net assets from contract transactions	138,453	(654,951)	(858,464)
Total increase (decrease) in net assets	343,483	(24,463)	(406,393)
Net assets as of December 31, 2024	$2,205,494	$6,428,904	$4,483,128

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II Blended Research Core Equity Portfolio I Class	MFS VIT II Blended Research Core Equity Portfolio S Class	MFS VIT II Core Equity Portfolio I Class
Net assets as of December 31, 2022	$8,687,538	$2,593,849	$1,375,178
Investment income (loss):
Dividend distributions	128,656	28,737	8,115
Investment Expenses:
Mortality and expense risk and administrative charges	(127,918)	(44,672)	(20,687)
Net investment income (loss)	738	(15,935)	(12,572)
Increase (decrease) in net assets from operations:
Capital gain distributions	722,916	213,281	72,377
Realized capital gain (loss) on investments	176,566	35,908	13,989
Change in unrealized appreciation (depreciation)	1,272,020	393,830	214,390
Net gain (loss) on investments	2,171,502	643,019	300,756
Net increase (decrease) in net assets from operations	2,172,240	627,084	288,184
Contract owner transactions:
Deposits	451,172	67,772	38,783
Terminations, withdrawals and annuity payments	(1,233,655)	(331,672)	(92,115)
Transfers between subaccounts, net	(57,266)	(248,412)	19,503
Maintenance charges and mortality adjustments	(8,460)	(108)	-
Increase (decrease) in net assets from contract transactions	(848,209)	(512,420)	(33,829)
Total increase (decrease) in net assets	1,324,031	114,664	254,355
Net assets as of December 31, 2023	$10,011,569	$2,708,513	$1,629,533
Investment income (loss):
Dividend distributions	109,707	20,317	10,445
Investment Expenses:
Mortality and expense risk and administrative charges	(152,686)	(45,494)	(24,625)
Net investment income (loss)	(42,979)	(25,177)	(14,180)
Increase (decrease) in net assets from operations:
Capital gain distributions	747,419	181,327	76,006
Realized capital gain (loss) on investments	347,348	182,278	67,408
Change in unrealized appreciation (depreciation)	1,221,619	241,022	165,927
Net gain (loss) on investments	2,316,386	604,627	309,341
Net increase (decrease) in net assets from operations	2,273,407	579,450	295,161
Contract owner transactions:
Deposits	356,847	19,402	127,667
Terminations, withdrawals and annuity payments	(1,062,631)	(413,430)	(144,571)
Transfers between subaccounts, net	(341,185)	(363,839)	(131,598)
Maintenance charges and mortality adjustments	(993)	(522)	(331)
Increase (decrease) in net assets from contract transactions	(1,047,962)	(758,389)	(148,833)
Total increase (decrease) in net assets	1,225,445	(178,939)	146,328
Net assets as of December 31, 2024	$11,237,014	$2,529,574	$1,775,861

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II Core Equity Portfolio S Class	MFS VIT II Corporate Bond Portfolio I Class	MFS VIT II Corporate Bond Portfolio S Class
Net assets as of December 31, 2022	$1,565,755	$658,668	$8,505,095
Investment income (loss):
Dividend distributions	4,995	23,676	311,788
Investment Expenses:
Mortality and expense risk and administrative charges	(28,505)	(9,144)	(139,062)
Net investment income (loss)	(23,510)	14,532	172,726
Increase (decrease) in net assets from operations:
Capital gain distributions	75,448	-	-
Realized capital gain (loss) on investments	38,151	(28,792)	(284,567)
Change in unrealized appreciation (depreciation)	210,563	68,604	695,303
Net gain (loss) on investments	324,162	39,812	410,736
Net increase (decrease) in net assets from operations	300,652	54,344	583,462
Contract owner transactions:
Deposits	968	-	169,172
Terminations, withdrawals and annuity payments	(172,424)	(113,809)	(1,038,161)
Transfers between subaccounts, net	(70,684)	102,647	355,584
Maintenance charges and mortality adjustments	-	(7,526)	72
Increase (decrease) in net assets from contract transactions	(242,140)	(18,688)	(513,333)
Total increase (decrease) in net assets	58,512	35,656	70,129
Net assets as of December 31, 2023	$1,624,267	$694,324	$8,575,224
Investment income (loss):
Dividend distributions	7,031	28,562	316,547
Investment Expenses:
Mortality and expense risk and administrative charges	(31,652)	(10,207)	(139,714)
Net investment income (loss)	(24,621)	18,355	176,833
Increase (decrease) in net assets from operations:
Capital gain distributions	78,280	-	-
Realized capital gain (loss) on investments	51,257	(6,229)	(288,291)
Change in unrealized appreciation (depreciation)	177,057	(642)	204,183
Net gain (loss) on investments	306,594	(6,871)	(84,108)
Net increase (decrease) in net assets from operations	281,973	11,484	92,725
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(90,786)	(17,437)	(1,059,072)
Transfers between subaccounts, net	4,448	30,532	424,955
Maintenance charges and mortality adjustments	(13,972)	(76)	(102,792)
Increase (decrease) in net assets from contract transactions	(100,310)	13,019	(736,909)
Total increase (decrease) in net assets	181,663	24,503	(644,184)
Net assets as of December 31, 2024	$1,805,930	$718,827	$7,931,040

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II Emerging Markets Equity Portfolio I Class	MFS VIT II Emerging Markets Equity Portfolio S Class	MFS VIT II Global Governments Portfolio I Class
Net assets as of December 31, 2022	$164,363	$1,030,762	$120,376
Investment income (loss):
Dividend distributions	2,473	11,716	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,385)	(17,192)	(1,528)
Net investment income (loss)	88	(5,476)	(1,528)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,550)	(41,898)	(5,726)
Change in unrealized appreciation (depreciation)	17,553	135,373	8,098
Net gain (loss) on investments	15,003	93,475	2,372
Net increase (decrease) in net assets from operations	15,091	87,999	844
Contract owner transactions:
Deposits	-	31,914	8,485
Terminations, withdrawals and annuity payments	(7,060)	(114,818)	(23,113)
Transfers between subaccounts, net	2,714	(35,881)	(15)
Maintenance charges and mortality adjustments	522	-	24
Increase (decrease) in net assets from contract transactions	(3,824)	(118,785)	(14,619)
Total increase (decrease) in net assets	11,267	(30,786)	(13,775)
Net assets as of December 31, 2023	$175,630	$999,976	$106,601
Investment income (loss):
Dividend distributions	4,375	18,304	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,558)	(15,227)	(1,390)
Net investment income (loss)	1,817	3,077	(1,390)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1,712)	(13,893)	(4,049)
Change in unrealized appreciation (depreciation)	16,803	94,573	(571)
Net gain (loss) on investments	15,091	80,680	(4,620)
Net increase (decrease) in net assets from operations	16,908	83,757	(6,010)
Contract owner transactions:
Deposits	-	19,661	331
Terminations, withdrawals and annuity payments	(4,382)	(121,505)	(12,332)
Transfers between subaccounts, net	168	(156,859)	(260)
Maintenance charges and mortality adjustments	(9)	(10,791)	(47)
Increase (decrease) in net assets from contract transactions	(4,223)	(269,494)	(12,308)
Total increase (decrease) in net assets	12,685	(185,737)	(18,318)
Net assets as of December 31, 2024	$188,315	$814,239	$88,283

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II Global Governments Portfolio S Class	MFS VIT II Global Growth Portfolio I Class	MFS VIT II Global Growth Portfolio S Class
Net assets as of December 31, 2022	$1,548	$1,580,458	$2,168
Investment income (loss):
Dividend distributions	-	2,447	-
Investment Expenses:
Mortality and expense risk and administrative charges	(26)	(23,683)	(41)
Net investment income (loss)	(26)	(21,236)	(41)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	83,326	117
Realized capital gain (loss) on investments	(6)	36,177	14
Change in unrealized appreciation (depreciation)	36	196,535	319
Net gain (loss) on investments	30	316,038	450
Net increase (decrease) in net assets from operations	4	294,802	409
Contract owner transactions:
Deposits	-	-	46
Terminations, withdrawals and annuity payments	-	(94,652)	(2)
Transfers between subaccounts, net	1	24,801	-
Maintenance charges and mortality adjustments	-	2,898	-
Increase (decrease) in net assets from contract transactions	1	(66,953)	44
Total increase (decrease) in net assets	5	227,849	453
Net assets as of December 31, 2023	$1,553	$1,808,307	$2,621
Investment income (loss):
Dividend distributions	-	6,464	4
Investment Expenses:
Mortality and expense risk and administrative charges	(25)	(26,737)	(48)
Net investment income (loss)	(25)	(20,273)	(44)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	141,609	210
Realized capital gain (loss) on investments	(5)	57,452	21
Change in unrealized appreciation (depreciation)	(68)	(9,069)	47
Net gain (loss) on investments	(73)	189,992	278
Net increase (decrease) in net assets from operations	(98)	169,719	234
Contract owner transactions:
Deposits	-	74,981	-
Terminations, withdrawals and annuity payments	-	(66,321)	-
Transfers between subaccounts, net	-	(75,906)	-
Maintenance charges and mortality adjustments	(2)	(257)	(3)
Increase (decrease) in net assets from contract transactions	(2)	(67,503)	(3)
Total increase (decrease) in net assets	(100)	102,216	231
Net assets as of December 31, 2024	$1,453	$1,910,523	$2,852

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II Global Research Portfolio I Class	MFS VIT II Global Research Portfolio S Class	MFS VIT II Global Tactical Allocation Portfolio I Class
Net assets as of December 31, 2022	$4,007,826	$47,419	$923,566
Investment income (loss):
Dividend distributions	38,797	322	3,721
Investment Expenses:
Mortality and expense risk and administrative charges	(57,593)	(822)	(12,396)
Net investment income (loss)	(18,796)	(500)	(8,675)
Increase (decrease) in net assets from operations:
Capital gain distributions	212,963	2,538	32,430
Realized capital gain (loss) on investments	239,523	3,317	(25,876)
Change in unrealized appreciation (depreciation)	235,440	2,452	72,972
Net gain (loss) on investments	687,926	8,307	79,526
Net increase (decrease) in net assets from operations	669,130	7,807	70,851
Contract owner transactions:
Deposits	181,199	-	85,877
Terminations, withdrawals and annuity payments	(355,906)	(3)	(169,585)
Transfers between subaccounts, net	(216,571)	(4,427)	71
Maintenance charges and mortality adjustments	(1,968)	-	1,317
Increase (decrease) in net assets from contract transactions	(393,246)	(4,430)	(82,320)
Total increase (decrease) in net assets	275,884	3,377	(11,469)
Net assets as of December 31, 2023	$4,283,710	$50,796	$912,097
Investment income (loss):
Dividend distributions	47,706	436	7,116
Investment Expenses:
Mortality and expense risk and administrative charges	(63,472)	(904)	(12,917)
Net investment income (loss)	(15,766)	(468)	(5,801)
Increase (decrease) in net assets from operations:
Capital gain distributions	233,147	2,782	4,745
Realized capital gain (loss) on investments	168,886	2,937	(8,105)
Change in unrealized appreciation (depreciation)	183,755	1,242	41,253
Net gain (loss) on investments	585,788	6,961	37,893
Net increase (decrease) in net assets from operations	570,022	6,493	32,092
Contract owner transactions:
Deposits	-	-	8,484
Terminations, withdrawals and annuity payments	(263,676)	-	(43,686)
Transfers between subaccounts, net	(50,192)	(3,254)	1,062
Maintenance charges and mortality adjustments	(553)	(3)	(155)
Increase (decrease) in net assets from contract transactions	(314,421)	(3,257)	(34,295)
Total increase (decrease) in net assets	255,601	3,236	(2,203)
Net assets as of December 31, 2024	$4,539,311	$54,032	$909,894

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II Global Tactical Allocation Portfolio S Class	MFS VIT II Government Securities Portfolio I Class	MFS VIT II Government Securities Portfolio S Class
Net assets as of December 31, 2022	$21,380,499	$801,430	$8,226,751
Investment income (loss):
Dividend distributions	30,304	11,608	99,898
Investment Expenses:
Mortality and expense risk and administrative charges	(347,976)	(11,189)	(137,249)
Net investment income (loss)	(317,672)	419	(37,351)
Increase (decrease) in net assets from operations:
Capital gain distributions	785,247	-	-
Realized capital gain (loss) on investments	(582,065)	(19,897)	(171,646)
Change in unrealized appreciation (depreciation)	1,595,659	49,689	385,267
Net gain (loss) on investments	1,798,841	29,792	213,621
Net increase (decrease) in net assets from operations	1,481,169	30,211	176,270
Contract owner transactions:
Deposits	64,310	5,467	27,893
Terminations, withdrawals and annuity payments	(2,678,762)	(85,090)	(786,270)
Transfers between subaccounts, net	105,356	195,950	776,874
Maintenance charges and mortality adjustments	4,876	(76)	51
Increase (decrease) in net assets from contract transactions	(2,504,220)	116,251	18,548
Total increase (decrease) in net assets	(1,023,051)	146,462	194,818
Net assets as of December 31, 2023	$20,357,448	$947,892	$8,421,569
Investment income (loss):
Dividend distributions	96,994	33,251	273,879
Investment Expenses:
Mortality and expense risk and administrative charges	(331,459)	(13,024)	(138,702)
Net investment income (loss)	(234,465)	20,227	135,177
Increase (decrease) in net assets from operations:
Capital gain distributions	98,301	-	-
Realized capital gain (loss) on investments	(370,272)	(12,737)	(237,861)
Change in unrealized appreciation (depreciation)	1,119,432	(13,100)	7,273
Net gain (loss) on investments	847,461	(25,837)	(230,588)
Net increase (decrease) in net assets from operations	612,996	(5,610)	(95,411)
Contract owner transactions:
Deposits	93,552	467	20,701
Terminations, withdrawals and annuity payments	(2,906,902)	(43,433)	(1,275,094)
Transfers between subaccounts, net	233,751	10,013	1,064,784
Maintenance charges and mortality adjustments	(347,782)	(208)	(73,286)
Increase (decrease) in net assets from contract transactions	(2,927,381)	(33,161)	(262,895)
Total increase (decrease) in net assets	(2,314,385)	(38,771)	(358,306)
Net assets as of December 31, 2024	$18,043,063	$909,121	$8,063,263

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II High Yield Portfolio I Class	MFS VIT II High Yield Portfolio Service Class	MFS VIT II Income Portfolio I Class
Net assets as of December 31, 2022	$925,462	$1,401,161	$928,408
Investment income (loss):
Dividend distributions	52,243	72,066	33,036
Investment Expenses:
Mortality and expense risk and administrative charges	(12,516)	(21,792)	(12,893)
Net investment income (loss)	39,727	50,274	20,143
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(16,675)	(76,105)	(26,300)
Change in unrealized appreciation (depreciation)	68,866	155,555	60,108
Net gain (loss) on investments	52,191	79,450	33,808
Net increase (decrease) in net assets from operations	91,918	129,724	53,951
Contract owner transactions:
Deposits	-	65,641	-
Terminations, withdrawals and annuity payments	(42,599)	(384,786)	(65,650)
Transfers between subaccounts, net	5,695	4,021	(28,620)
Maintenance charges and mortality adjustments	5,738	(338)	(7,262)
Increase (decrease) in net assets from contract transactions	(31,166)	(315,462)	(101,532)
Total increase (decrease) in net assets	60,752	(185,738)	(47,581)
Net assets as of December 31, 2023	$986,214	$1,215,423	$880,827
Investment income (loss):
Dividend distributions	57,603	71,023	35,099
Investment Expenses:
Mortality and expense risk and administrative charges	(13,252)	(19,866)	(12,516)
Net investment income (loss)	44,351	51,157	22,583
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(14,108)	(26,382)	(28,722)
Change in unrealized appreciation (depreciation)	19,095	31,617	22,535
Net gain (loss) on investments	4,987	5,235	(6,187)
Net increase (decrease) in net assets from operations	49,338	56,392	16,396
Contract owner transactions:
Deposits	822	32,797	-
Terminations, withdrawals and annuity payments	(49,548)	(184,016)	(147,303)
Transfers between subaccounts, net	(12,117)	19,202	26,806
Maintenance charges and mortality adjustments	(132)	(6,436)	(139)
Increase (decrease) in net assets from contract transactions	(60,975)	(138,453)	(120,636)
Total increase (decrease) in net assets	(11,637)	(82,061)	(104,240)
Net assets as of December 31, 2024	$974,577	$1,133,362	$776,587

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II Income Portfolio S Class	MFS VIT II International Growth Portfolio I Class	MFS VIT II International Growth Portfolio S Class
Net assets as of December 31, 2022	$36,174	$270,271	$503,374
Investment income (loss):
Dividend distributions	1,359	3,020	3,400
Investment Expenses:
Mortality and expense risk and administrative charges	(608)	(3,884)	(7,482)
Net investment income (loss)	751	(864)	(4,082)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	8,613	11,926
Realized capital gain (loss) on investments	(8,103)	2,072	11,021
Change in unrealized appreciation (depreciation)	9,225	24,144	40,672
Net gain (loss) on investments	1,122	34,829	63,619
Net increase (decrease) in net assets from operations	1,873	33,965	59,537
Contract owner transactions:
Deposits	33,523	-	51,789
Terminations, withdrawals and annuity payments	(33,467)	(11,640)	(205,318)
Transfers between subaccounts, net	2,744	(774)	(5,506)
Maintenance charges and mortality adjustments	-	1,690	-
Increase (decrease) in net assets from contract transactions	2,800	(10,724)	(159,035)
Total increase (decrease) in net assets	4,673	23,241	(99,498)
Net assets as of December 31, 2023	$40,847	$293,512	$403,876
Investment income (loss):
Dividend distributions	1,585	2,934	2,850
Investment Expenses:
Mortality and expense risk and administrative charges	(616)	(4,223)	(6,785)
Net investment income (loss)	969	(1,289)	(3,935)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	953	1,120
Realized capital gain (loss) on investments	18	6,079	13,466
Change in unrealized appreciation (depreciation)	(421)	15,328	16,380
Net gain (loss) on investments	(403)	22,360	30,966
Net increase (decrease) in net assets from operations	566	21,071	27,031
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(20,410)	(83,040)
Transfers between subaccounts, net	-	1,071	(3,194)
Maintenance charges and mortality adjustments	-	(26)	(3,321)
Increase (decrease) in net assets from contract transactions	-	(19,365)	(89,555)
Total increase (decrease) in net assets	566	1,706	(62,524)
Net assets as of December 31, 2024	$41,413	$295,218	$341,352

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II International Intrinsic Value Portfolio Initial Class	MFS VIT II International Intrinsic Value Portfolio Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class
Net assets as of December 31, 2022	$982,960	$2,777,658	$8,532,865
Investment income (loss):
Dividend distributions	7,515	13,114	26,738
Investment Expenses:
Mortality and expense risk and administrative charges	(14,451)	(46,867)	(126,075)
Net investment income (loss)	(6,936)	(33,753)	(99,337)
Increase (decrease) in net assets from operations:
Capital gain distributions	78,092	209,951	462,578
Realized capital gain (loss) on investments	43,595	97,637	275,870
Change in unrealized appreciation (depreciation)	37,198	114,464	1,167,567
Net gain (loss) on investments	158,885	422,052	1,906,015
Net increase (decrease) in net assets from operations	151,949	388,299	1,806,678
Contract owner transactions:
Deposits	-	71,806	194,742
Terminations, withdrawals and annuity payments	(52,451)	(624,532)	(1,080,533)
Transfers between subaccounts, net	(12,920)	(32,320)	53,988
Maintenance charges and mortality adjustments	1,148	2,251	7,479
Increase (decrease) in net assets from contract transactions	(64,223)	(582,795)	(824,324)
Total increase (decrease) in net assets	87,726	(194,496)	982,354
Net assets as of December 31, 2023	$1,070,686	$2,583,162	$9,515,219
Investment income (loss):
Dividend distributions	15,266	29,651	35,133
Investment Expenses:
Mortality and expense risk and administrative charges	(15,652)	(44,159)	(141,356)
Net investment income (loss)	(386)	(14,508)	(106,223)
Increase (decrease) in net assets from operations:
Capital gain distributions	49,225	115,400	880,665
Realized capital gain (loss) on investments	47,332	54,563	334,156
Change in unrealized appreciation (depreciation)	(32,614)	(20,747)	241,626
Net gain (loss) on investments	63,943	149,216	1,456,447
Net increase (decrease) in net assets from operations	63,557	134,708	1,350,224
Contract owner transactions:
Deposits	-	1,250	189,124
Terminations, withdrawals and annuity payments	(86,645)	(185,567)	(553,332)
Transfers between subaccounts, net	5,577	15,089	(277,965)
Maintenance charges and mortality adjustments	(102)	(11,784)	(1,058)
Increase (decrease) in net assets from contract transactions	(81,170)	(181,012)	(643,231)
Total increase (decrease) in net assets	(17,613)	(46,304)	706,993
Net assets as of December 31, 2024	$1,053,073	$2,536,858	$10,222,212

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class	MFS VIT II Research International Portfolio I Class	MFS VIT II Research International Portfolio S Class
Net assets as of December 31, 2022	$638,324	$275,058	$1,603,805
Investment income (loss):
Dividend distributions	329	3,116	12,713
Investment Expenses:
Mortality and expense risk and administrative charges	(10,664)	(4,081)	(27,334)
Net investment income (loss)	(10,335)	(965)	(14,621)
Increase (decrease) in net assets from operations:
Capital gain distributions	35,604	-	-
Realized capital gain (loss) on investments	(5,128)	(144)	27,167
Change in unrealized appreciation (depreciation)	106,751	33,112	158,173
Net gain (loss) on investments	137,227	32,968	185,340
Net increase (decrease) in net assets from operations	126,892	32,003	170,719
Contract owner transactions:
Deposits	18,223	-	24,969
Terminations, withdrawals and annuity payments	(45,415)	(4,973)	(165,372)
Transfers between subaccounts, net	(116,751)	9,872	39,348
Maintenance charges and mortality adjustments	(156)	949	475
Increase (decrease) in net assets from contract transactions	(144,099)	5,848	(100,580)
Total increase (decrease) in net assets	(17,207)	37,851	70,139
Net assets as of December 31, 2023	$621,117	$312,909	$1,673,944
Investment income (loss):
Dividend distributions	954	5,336	22,089
Investment Expenses:
Mortality and expense risk and administrative charges	(10,858)	(4,590)	(26,928)
Net investment income (loss)	(9,904)	746	(4,839)
Increase (decrease) in net assets from operations:
Capital gain distributions	66,337	-	-
Realized capital gain (loss) on investments	34,379	764	63,437
Change in unrealized appreciation (depreciation)	3,532	3,751	(38,996)
Net gain (loss) on investments	104,248	4,515	24,441
Net increase (decrease) in net assets from operations	94,344	5,261	19,602
Contract owner transactions:
Deposits	-	-	22,872
Terminations, withdrawals and annuity payments	(67,434)	(1,136)	(318,633)
Transfers between subaccounts, net	92,292	-	69,262
Maintenance charges and mortality adjustments	(76)	(42)	(6,045)
Increase (decrease) in net assets from contract transactions	24,782	(1,178)	(232,544)
Total increase (decrease) in net assets	119,126	4,083	(212,942)
Net assets as of December 31, 2024	$740,243	$316,992	$1,461,002

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT II U.S. Government Money Market	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Conservative Allocation Portfolio
Net assets as of December 31, 2022	$7,390,577	$2,032,608	$17,464,995
Investment income (loss):
Dividend distributions	280,229	10,922	426,924
Investment Expenses:
Mortality and expense risk and administrative charges	(103,821)	(33,061)	(274,191)
Net investment income (loss)	176,408	(22,139)	152,733
Increase (decrease) in net assets from operations:
Capital gain distributions	-	72,068	692,071
Realized capital gain (loss) on investments	-	(98,656)	(876,008)
Change in unrealized appreciation (depreciation)	-	348,719	1,287,454
Net gain (loss) on investments	-	322,131	1,103,517
Net increase (decrease) in net assets from operations	176,408	299,992	1,256,250
Contract owner transactions:
Deposits	375,168	13,488	284,804
Terminations, withdrawals and annuity payments	(2,849,851)	(328,140)	(3,478,598)
Transfers between subaccounts, net	1,215,332	(27,362)	57,811
Maintenance charges and mortality adjustments	388	1,358	13,524
Increase (decrease) in net assets from contract transactions	(1,258,963)	(340,656)	(3,122,459)
Total increase (decrease) in net assets	(1,082,555)	(40,664)	(1,866,209)
Net assets as of December 31, 2023	$6,308,022	$1,991,944	$15,598,786
Investment income (loss):
Dividend distributions	261,652	15,156	236,299
Investment Expenses:
Mortality and expense risk and administrative charges	(91,115)	(32,610)	(249,519)
Net investment income (loss)	170,537	(17,454)	(13,220)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	16,539	126,842
Realized capital gain (loss) on investments	-	51,097	(578,387)
Change in unrealized appreciation (depreciation)	-	22,338	1,049,002
Net gain (loss) on investments	-	89,974	597,457
Net increase (decrease) in net assets from operations	170,537	72,520	584,237
Contract owner transactions:
Deposits	22,067	5,253	270,169
Terminations, withdrawals and annuity payments	(1,707,826)	(233,711)	(2,657,539)
Transfers between subaccounts, net	464,793	(30,741)	(104,648)
Maintenance charges and mortality adjustments	(60,298)	(9,955)	(197,800)
Increase (decrease) in net assets from contract transactions	(1,281,264)	(269,154)	(2,689,818)
Total increase (decrease) in net assets	(1,110,727)	(196,634)	(2,105,581)
Net assets as of December 31, 2024	$5,197,295	$1,795,310	$13,493,205

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT III Global Real Estate Portfolio Initial Class	MFS VIT III Global Real Estate Portfolio Service Class	MFS VIT III Growth Allocation Portfolio
Net assets as of December 31, 2022	$44,721	$2,345,117	$17,507,780
Investment income (loss):
Dividend distributions	345	10,755	401,200
Investment Expenses:
Mortality and expense risk and administrative charges	(705)	(38,532)	(303,490)
Net investment income (loss)	(360)	(27,777)	97,710
Increase (decrease) in net assets from operations:
Capital gain distributions	2,806	136,895	1,526,992
Realized capital gain (loss) on investments	(600)	(24,821)	(637,605)
Change in unrealized appreciation (depreciation)	2,009	115,856	1,107,678
Net gain (loss) on investments	4,215	227,930	1,997,065
Net increase (decrease) in net assets from operations	3,855	200,153	2,094,775
Contract owner transactions:
Deposits	-	20,809	46,504
Terminations, withdrawals and annuity payments	(7,271)	(328,215)	(2,197,111)
Transfers between subaccounts, net	1,451	94,308	(189,497)
Maintenance charges and mortality adjustments	18	515	(9)
Increase (decrease) in net assets from contract transactions	(5,802)	(212,583)	(2,340,113)
Total increase (decrease) in net assets	(1,947)	(12,430)	(245,338)
Net assets as of December 31, 2023	$42,774	$2,332,687	$17,262,442
Investment income (loss):
Dividend distributions	597	35,076	163,082
Investment Expenses:
Mortality and expense risk and administrative charges	(557)	(37,694)	(307,052)
Net investment income (loss)	40	(2,618)	(143,970)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	519,640
Realized capital gain (loss) on investments	(1,109)	9,131	(263,529)
Change in unrealized appreciation (depreciation)	(545)	(88,693)	1,277,786
Net gain (loss) on investments	(1,654)	(79,562)	1,533,897
Net increase (decrease) in net assets from operations	(1,614)	(82,180)	1,389,927
Contract owner transactions:
Deposits	-	6,513	-
Terminations, withdrawals and annuity payments	(15,515)	(238,451)	(1,517,785)
Transfers between subaccounts, net	1,236	176,966	(344,078)
Maintenance charges and mortality adjustments	(1)	(9,725)	(209,594)
Increase (decrease) in net assets from contract transactions	(14,280)	(64,697)	(2,071,457)
Total increase (decrease) in net assets	(15,894)	(146,877)	(681,530)
Net assets as of December 31, 2024	$26,880	$2,185,810	$16,580,912

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT III Inflation Adjusted Bond Portfolio	MFS VIT III Limited Maturity Portfolio Initial Class	MFS VIT III Limited Maturity Portfolio Service Class
Net assets as of December 31, 2022	$5,816,015	$8,749,689	$4,492,812
Investment income (loss):
Dividend distributions	150,586	135,627	55,708
Investment Expenses:
Mortality and expense risk and administrative charges	(91,661)	(141,199)	(74,224)
Net investment income (loss)	58,925	(5,572)	(18,516)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(260,424)	(87,062)	(38,643)
Change in unrealized appreciation (depreciation)	242,689	443,499	223,976
Net gain (loss) on investments	(17,735)	356,437	185,333
Net increase (decrease) in net assets from operations	41,190	350,865	166,817
Contract owner transactions:
Deposits	29,597	78,974	15,754
Terminations, withdrawals and annuity payments	(850,854)	(1,397,178)	(631,097)
Transfers between subaccounts, net	364,514	278,733	191,590
Maintenance charges and mortality adjustments	22	2,116	37
Increase (decrease) in net assets from contract transactions	(456,721)	(1,037,355)	(423,716)
Total increase (decrease) in net assets	(415,531)	(686,490)	(256,899)
Net assets as of December 31, 2023	$5,400,484	$8,063,199	$4,235,913
Investment income (loss):
Dividend distributions	167,338	308,903	148,158
Investment Expenses:
Mortality and expense risk and administrative charges	(87,452)	(135,527)	(72,166)
Net investment income (loss)	79,886	173,376	75,992
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(257,690)	(18,829)	(10,214)
Change in unrealized appreciation (depreciation)	(116,135)	129,142	64,944
Net gain (loss) on investments	(373,825)	110,313	54,730
Net increase (decrease) in net assets from operations	(293,939)	283,689	130,722
Contract owner transactions:
Deposits	-	42,579	101,550
Terminations, withdrawals and annuity payments	(750,235)	(1,057,191)	(650,953)
Transfers between subaccounts, net	539,152	641,990	305,774
Maintenance charges and mortality adjustments	(84,324)	(12,119)	(60,027)
Increase (decrease) in net assets from contract transactions	(295,407)	(384,741)	(303,656)
Total increase (decrease) in net assets	(589,346)	(101,052)	(172,934)
Net assets as of December 31, 2024	$4,811,138	$7,962,147	$4,062,979

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT III Mid Cap Value Portfolio Initial Class	MFS VIT III Mid Cap Value Portfolio Service Class	MFS VIT III Moderate Allocation Portfolio
Net assets as of December 31, 2022	$1,318,303	$1,232,218	$76,450,037
Investment income (loss):
Dividend distributions	22,270	18,123	1,816,233
Investment Expenses:
Mortality and expense risk and administrative charges	(21,681)	(20,437)	(1,287,419)
Net investment income (loss)	589	(2,314)	528,814
Increase (decrease) in net assets from operations:
Capital gain distributions	42,235	40,300	4,791,328
Realized capital gain (loss) on investments	31,900	42,822	(2,106,388)
Change in unrealized appreciation (depreciation)	60,571	38,513	4,446,239
Net gain (loss) on investments	134,706	121,635	7,131,179
Net increase (decrease) in net assets from operations	135,295	119,321	7,659,993
Contract owner transactions:
Deposits	2,542	68,667	637,853
Terminations, withdrawals and annuity payments	(148,642)	(206,389)	(8,895,466)
Transfers between subaccounts, net	(5,179)	(7,752)	(415,793)
Maintenance charges and mortality adjustments	-	-	21,011
Increase (decrease) in net assets from contract transactions	(151,279)	(145,474)	(8,652,395)
Total increase (decrease) in net assets	(15,984)	(26,153)	(992,402)
Net assets as of December 31, 2023	$1,302,319	$1,206,065	$75,457,635
Investment income (loss):
Dividend distributions	15,664	11,058	955,681
Investment Expenses:
Mortality and expense risk and administrative charges	(21,767)	(19,278)	(1,249,499)
Net investment income (loss)	(6,103)	(8,220)	(293,818)
Increase (decrease) in net assets from operations:
Capital gain distributions	52,818	44,762	1,678,463
Realized capital gain (loss) on investments	98,963	123,466	(1,956,004)
Change in unrealized appreciation (depreciation)	2,629	(29,953)	5,136,700
Net gain (loss) on investments	154,410	138,275	4,859,159
Net increase (decrease) in net assets from operations	148,307	130,055	4,565,341
Contract owner transactions:
Deposits	78	22,192	431,147
Terminations, withdrawals and annuity payments	(224,514)	(161,101)	(11,025,739)
Transfers between subaccounts, net	(48,766)	(157,669)	(1,035,418)
Maintenance charges and mortality adjustments	(1,819)	(13,982)	(1,073,810)
Increase (decrease) in net assets from contract transactions	(275,021)	(310,560)	(12,703,820)
Total increase (decrease) in net assets	(126,714)	(180,505)	(8,138,479)
Net assets as of December 31, 2024	$1,175,605	$1,025,560	$67,319,156

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	MFS VIT III New Discovery Value Portfolio	MFS VIT Total Return Series Initial Class	MFS VIT Total Return Series Service Class
Net assets as of December 31, 2022	$499,536	$7,071,899	$18,144,538
Investment income (loss):
Dividend distributions	3,893	137,422	326,554
Investment Expenses:
Mortality and expense risk and administrative charges	(6,552)	(94,087)	(295,442)
Net investment income (loss)	(2,659)	43,335	31,112
Increase (decrease) in net assets from operations:
Capital gain distributions	35,481	286,211	779,413
Realized capital gain (loss) on investments	(8,303)	(63,427)	(23,683)
Change in unrealized appreciation (depreciation)	13,990	284,093	655,702
Net gain (loss) on investments	41,168	506,877	1,411,432
Net increase (decrease) in net assets from operations	38,509	550,212	1,442,544
Contract owner transactions:
Deposits	-	411,882	85,180
Terminations, withdrawals and annuity payments	(106,323)	(1,341,746)	(1,411,408)
Transfers between subaccounts, net	(11,480)	(74,630)	37,200
Maintenance charges and mortality adjustments	-	(5,715)	1,546
Increase (decrease) in net assets from contract transactions	(117,803)	(1,010,209)	(1,287,482)
Total increase (decrease) in net assets	(79,294)	(459,997)	155,062
Net assets as of December 31, 2023	$420,242	$6,611,902	$18,299,600
Investment income (loss):
Dividend distributions	3,992	165,837	414,239
Investment Expenses:
Mortality and expense risk and administrative charges	(5,859)	(94,104)	(303,365)
Net investment income (loss)	(1,867)	71,733	110,874
Increase (decrease) in net assets from operations:
Capital gain distributions	20,044	321,047	888,539
Realized capital gain (loss) on investments	4,800	20,119	83,650
Change in unrealized appreciation (depreciation)	4,565	(1,604)	(41,874)
Net gain (loss) on investments	29,409	339,562	930,315
Net increase (decrease) in net assets from operations	27,542	411,295	1,041,189
Contract owner transactions:
Deposits	-	149,196	101,216
Terminations, withdrawals and annuity payments	(34,714)	(570,238)	(2,435,718)
Transfers between subaccounts, net	(67,233)	(85,926)	27,354
Maintenance charges and mortality adjustments	(4,182)	(1,095)	(68,064)
Increase (decrease) in net assets from contract transactions	(106,129)	(508,063)	(2,375,212)
Total increase (decrease) in net assets	(78,587)	(96,768)	(1,334,023)
Net assets as of December 31, 2024	$341,655	$6,515,134	$16,965,577

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	PIMCO CommodityReal Return® Strategy Portfolio
Net assets as of December 31, 2022	$237,093	$561,769	$16,230
Investment income (loss):
Dividend distributions	-	-	2,390
Investment Expenses:
Mortality and expense risk and administrative charges	(4,001)	(10,973)	(239)
Net investment income (loss)	(4,001)	(10,973)	2,151
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(177,505)	(400,753)	(381)
Change in unrealized appreciation (depreciation)	267,065	634,077	(3,229)
Net gain (loss) on investments	89,560	233,324	(3,610)
Net increase (decrease) in net assets from operations	85,559	222,351	(1,459)
Contract owner transactions:
Deposits	-	287	-
Terminations, withdrawals and annuity payments	(36,264)	(29,889)	(1,524)
Transfers between subaccounts, net	(41,721)	(143,039)	1,219
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(77,985)	(172,641)	(305)
Total increase (decrease) in net assets	7,574	49,710	(1,764)
Net assets as of December 31, 2023	$244,667	$611,479	$14,466
Investment income (loss):
Dividend distributions	-	-	269
Investment Expenses:
Mortality and expense risk and administrative charges	(3,068)	(12,468)	(211)
Net investment income (loss)	(3,068)	(12,468)	58
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(34,583)	70,884	(606)
Change in unrealized appreciation (depreciation)	97,894	206,571	879
Net gain (loss) on investments	63,311	277,455	273
Net increase (decrease) in net assets from operations	60,243	264,987	331
Contract owner transactions:
Deposits	-	-	364
Terminations, withdrawals and annuity payments	(55,934)	(38,041)	(2,392)
Transfers between subaccounts, net	(92,565)	(176,502)	227
Maintenance charges and mortality adjustments	(2,311)	(6,392)	(239)
Increase (decrease) in net assets from contract transactions	(150,810)	(220,935)	(2,040)
Total increase (decrease) in net assets	(90,567)	44,052	(1,709)
Net assets as of December 31, 2024	$154,100	$655,531	$12,757

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	PIMCO VIT All Asset Portfolio Admin Class	PIMCO VIT All Asset Portfolio Advisor Class	PIMCO VIT CommodityRealRe turnTM Strategy Portfolio
Net assets as of December 31, 2022	$673,441	$1,621,621	$1,369,088
Investment income (loss):
Dividend distributions	19,957	44,355	199,978
Investment Expenses:
Mortality and expense risk and administrative charges	(10,439)	(26,244)	(20,798)
Net investment income (loss)	9,518	18,111	179,180
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(11,108)	(42,649)	11,144
Change in unrealized appreciation (depreciation)	43,517	120,891	(307,572)
Net gain (loss) on investments	32,409	78,242	(296,428)
Net increase (decrease) in net assets from operations	41,927	96,353	(117,248)
Contract owner transactions:
Deposits	-	-	16,297
Terminations, withdrawals and annuity payments	(46,266)	(183,809)	(219,400)
Transfers between subaccounts, net	11,912	27,206	168,004
Maintenance charges and mortality adjustments	-	-	82
Increase (decrease) in net assets from contract transactions	(34,354)	(156,603)	(35,017)
Total increase (decrease) in net assets	7,573	(60,250)	(152,265)
Net assets as of December 31, 2023	$681,014	$1,561,371	$1,216,823
Investment income (loss):
Dividend distributions	43,754	96,763	26,395
Investment Expenses:
Mortality and expense risk and administrative charges	(10,552)	(25,848)	(20,419)
Net investment income (loss)	33,202	70,915	5,976
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(11,360)	(28,601)	20,471
Change in unrealized appreciation (depreciation)	(7,022)	(13,274)	3,501
Net gain (loss) on investments	(18,382)	(41,875)	23,972
Net increase (decrease) in net assets from operations	14,820	29,040	29,948
Contract owner transactions:
Deposits	2,460	2,884	-
Terminations, withdrawals and annuity payments	(58,044)	(106,031)	(123,963)
Transfers between subaccounts, net	14,732	35,708	76,624
Maintenance charges and mortality adjustments	(8,487)	(26,881)	(13,973)
Increase (decrease) in net assets from contract transactions	(49,339)	(94,320)	(61,312)
Total increase (decrease) in net assets	(34,519)	(65,280)	(31,364)
Net assets as of December 31, 2024	$646,495	$1,496,091	$1,185,459

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT Real Return Portfolio
Net assets as of December 31, 2022	$519,587	$30,454,141	$1,282,995
Investment income (loss):
Dividend distributions	26,082	627,614	37,639
Investment Expenses:
Mortality and expense risk and administrative charges	(7,815)	(501,448)	(21,168)
Net investment income (loss)	18,267	126,166	16,471
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(34,218)	(1,408,699)	(14,746)
Change in unrealized appreciation (depreciation)	57,044	4,376,349	21,773
Net gain (loss) on investments	22,826	2,967,650	7,027
Net increase (decrease) in net assets from operations	41,093	3,093,816	23,498
Contract owner transactions:
Deposits	310	272,197	14,916
Terminations, withdrawals and annuity payments	(100,707)	(3,878,224)	(153,884)
Transfers between subaccounts, net	(8,753)	(241,021)	82,955
Maintenance charges and mortality adjustments	-	5,333	-
Increase (decrease) in net assets from contract transactions	(109,150)	(3,841,715)	(56,013)
Total increase (decrease) in net assets	(68,057)	(747,899)	(32,515)
Net assets as of December 31, 2023	$451,530	$29,706,242	$1,250,480
Investment income (loss):
Dividend distributions	29,140	1,000,476	32,209
Investment Expenses:
Mortality and expense risk and administrative charges	(7,814)	(499,733)	(20,776)
Net investment income (loss)	21,326	500,743	11,433
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(12,945)	(940,251)	(14,370)
Change in unrealized appreciation (depreciation)	17,165	2,980,774	10,256
Net gain (loss) on investments	4,220	2,040,523	(4,114)
Net increase (decrease) in net assets from operations	25,546	2,541,266	7,319
Contract owner transactions:
Deposits	5,240	152,562	5,240
Terminations, withdrawals and annuity payments	(33,689)	(3,242,542)	(210,050)
Transfers between subaccounts, net	3,176	(606,231)	85,192
Maintenance charges and mortality adjustments	(5,293)	(518,768)	(4,443)
Increase (decrease) in net assets from contract transactions	(30,566)	(4,214,979)	(124,061)
Total increase (decrease) in net assets	(5,020)	(1,673,713)	(116,742)
Net assets as of December 31, 2024	$446,510	$28,032,529	$1,133,738

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	Putman VT Large Cap Value Fund
Net assets as of December 31, 2022	$47,186	$4,728,278	$398,715
Investment income (loss):
Dividend distributions	1,326	163,644	8,425
Investment Expenses:
Mortality and expense risk and administrative charges	(725)	(77,634)	(7,427)
Net investment income (loss)	601	86,010	998
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	23,615
Realized capital gain (loss) on investments	(1,886)	(185,727)	7,687
Change in unrealized appreciation (depreciation)	10,638	273,350	27,133
Net gain (loss) on investments	8,752	87,623	58,435
Net increase (decrease) in net assets from operations	9,353	173,633	59,433
Contract owner transactions:
Deposits	-	30,804	20,712
Terminations, withdrawals and annuity payments	(3,242)	(778,819)	(38,826)
Transfers between subaccounts, net	(3,223)	264,221	66,312
Maintenance charges and mortality adjustments	-	1,918	-
Increase (decrease) in net assets from contract transactions	(6,465)	(481,876)	48,198
Total increase (decrease) in net assets	2,888	(308,243)	107,631
Net assets as of December 31, 2023	$50,074	$4,420,035	$506,346
Investment income (loss):
Dividend distributions	2,624	173,362	5,964
Investment Expenses:
Mortality and expense risk and administrative charges	(779)	(73,231)	(10,650)
Net investment income (loss)	1,845	100,131	(4,686)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	24,277
Realized capital gain (loss) on investments	(666)	(137,886)	43,600
Change in unrealized appreciation (depreciation)	4,505	73,840	28,044
Net gain (loss) on investments	3,839	(64,046)	95,921
Net increase (decrease) in net assets from operations	5,684	36,085	91,235
Contract owner transactions:
Deposits	-	31,465	-
Terminations, withdrawals and annuity payments	(2,822)	(601,751)	(165,074)
Transfers between subaccounts, net	(2,039)	309,831	163,362
Maintenance charges and mortality adjustments	(550)	(14,024)	(6,058)
Increase (decrease) in net assets from contract transactions	(5,411)	(274,479)	(7,770)
Total increase (decrease) in net assets	273	(238,394)	83,465
Net assets as of December 31, 2024	$50,347	$4,181,641	$589,811

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2024 and 2023

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund
Net assets as of December 31, 2022	$923,843	$4,337,124	$614,030
Investment income (loss):
Dividend distributions	17,476	137,847	20,457
Investment Expenses:
Mortality and expense risk and administrative charges	(13,961)	(72,123)	(10,491)
Net investment income (loss)	3,515	65,724	9,966
Increase (decrease) in net assets from operations:
Capital gain distributions	634	-	-
Realized capital gain (loss) on investments	(1,015)	(50,360)	732
Change in unrealized appreciation (depreciation)	91,665	735,118	97,493
Net gain (loss) on investments	91,284	684,758	98,225
Net increase (decrease) in net assets from operations	94,799	750,482	108,191
Contract owner transactions:
Deposits	(71,775)	28,040	18,742
Terminations, withdrawals and annuity payments	(150,319)	(478,433)	(52,486)
Transfers between subaccounts, net	5,676	(248,559)	(52,608)
Maintenance charges and mortality adjustments	533	(247)	-
Increase (decrease) in net assets from contract transactions	(215,885)	(699,199)	(86,352)
Total increase (decrease) in net assets	(121,086)	51,283	21,839
Net assets as of December 31, 2023	$802,757	$4,388,407	$635,869
Investment income (loss):
Dividend distributions	29,257	103,600	5,813
Investment Expenses:
Mortality and expense risk and administrative charges	(12,686)	(71,988)	(10,680)
Net investment income (loss)	16,571	31,612	(4,867)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,623	-	1,989
Realized capital gain (loss) on investments	(14,346)	76,256	4,059
Change in unrealized appreciation (depreciation)	36,184	(211,473)	21,703
Net gain (loss) on investments	27,461	(135,217)	27,751
Net increase (decrease) in net assets from operations	44,032	(103,605)	22,884
Contract owner transactions:
Deposits	-	35,702	-
Terminations, withdrawals and annuity payments	(142,499)	(635,497)	(80,886)
Transfers between subaccounts, net	(7,515)	344,964	14,172
Maintenance charges and mortality adjustments	(2,182)	(1,347)	(4,059)
Increase (decrease) in net assets from contract transactions	(152,196)	(256,178)	(70,773)
Total increase (decrease) in net assets	(108,164)	(359,783)	(47,889)
Net assets as of December 31, 2024	$694,593	$4,028,624	$587,980

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

Wanger Acorn
Net assets as of December 31, 2022	$-
Investment income (loss):
Dividend distributions	-
Investment Expenses:
Mortality and expense risk and administrative charges	(31)
Net investment income (loss)	(31)
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	14
Change in unrealized appreciation (depreciation)	256
Net gain (loss) on investments	270
Net increase (decrease) in net assets from operations	239
Contract owner transactions:
Deposits	-
Terminations, withdrawals and annuity payments	(103)
Transfers between subaccounts, net	2,393
Maintenance charges and mortality adjustments	-
Increase (decrease) in net assets from contract transactions	2,290
Total increase (decrease) in net assets	2,529
Net assets as of December 31, 2023	$2,529
Investment income (loss):
Dividend distributions	-
Investment Expenses:
Mortality and expense risk and administrative charges	(48)
Net investment income (loss)	(48)
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	99
Change in unrealized appreciation (depreciation)	253
Net gain (loss) on investments	352
Net increase (decrease) in net assets from operations	304
Contract owner transactions:
Deposits	-
Terminations, withdrawals and annuity payments	(150)
Transfers between subaccounts, net	(219)
Maintenance charges and mortality adjustments	-
Increase (decrease) in net assets from contract transactions	(369)
Total increase (decrease) in net assets	(65)
Net assets as of December 31, 2024	$2,464

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements

December 31, 2024

Note 1. Organization

Delaware Life NY Variable Account C - Regatta (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on April 2015. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Balanced Hedged Allocation Portfolio	Class B
AB VPS Discovery Value Portfolio	-
AB VPS Dynamic Asset Allocation Portfolio	Class B
AB VPS International Value Portfolio	Class B
AB VPS Sustainable International Thematic Portfolio	-
BlackRock Global Allocation V.I. Fund	Class III
Columbia CTIVP - Principal Blue Chip Growth Fund	Class 1
Columbia Variable Portfolio - Large Cap Growth Fund	Class 1
Columbia Variable Portfolio - Large Cap Growth Fund	Class 2
Columbia Variable Portfolio - Overseas Core Fund	Class 2
Columbia Variable Portfolio - Small Cap Value Fund	Class 2
CTIVP - Principal Blue Chip Growth Fund	Class 2
Fidelity VIP Balanced Portfolio	Service Class 2
Fidelity VIP Contrafund Portfolio	Service Class 2
Fidelity VIP Freedom 2010 Portfolio	Service Class 2
Fidelity VIP Freedom 2015 Portfolio	Service Class 2
Fidelity VIP Freedom 2020 Portfolio	Service Class 2
Fidelity VIP Mid Cap Portfolio	Service Class 2
First Eagle Overseas Variable Fund	-
Franklin Income VIP Fund	Class 2
Franklin Mutual Shares VIP Fund	Class 2
Franklin Templeton Allocation VIP Fund	Class 2
Franklin Templeton Global Bond VIP Fund	Class 4
Franklin Templeton Income VIP Fund	Class 4
Franklin Templeton Mutual Shares VIP Fund	Class 4
Franklin Templeton Small Cap Value VIP Fund	Class 2
Franklin Templeton Small Cap Value VIP Fund	Class 4
Franklin Templeton Strategic Income VIP Fund	Class 2
Franklin Templeton Strategic Income VIP Fund	Class 4
Invesco V.I. American Value Fund	Series II
Invesco V.I. Capital Appreciation Fund	Series II

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

Invesco V.I. Comstock Fund	Series II
Invesco V.I. Conservative Balanced Fund	-
Invesco V.I. Equity and Income Fund	Series II
Invesco V.I. EQV International Equity Fund	Series II
Invesco V.I. Global Fund	Series II
Invesco V.I. Main Street Fund	Series II
Invesco V.I. Main Street Small Cap Fund®	Series II
Lazard Retirement Emerging Markets Equity Portfolio	Service Class
Lord Abbett Series Fund - Growth Opportunities Portfolio VC	VC
Lord Abbett Series Fund- Fundamental Equity Portfolio VC	VC
LVIP JPMorgan Core Bond Fund	Service Class
LVIP JPMorgan U.S. Equity Fund	Service Class
MFS U.S. Government Money Market Portfolio	Initial Class
MFS VIT I Growth Series	Initial Class
MFS VIT I Growth Series	Service Class
MFS VIT I Mid Cap Growth Series	Service Class
MFS VIT I New Discovery Series	Initial Class
MFS VIT I New Discovery Series	Service Class
MFS VIT I Research Series	Service Class
MFS VIT I Total Return Bond Series	Service Class
MFS VIT I Utilities Series	Initial Class
MFS VIT I Utilities Series	Service Class
MFS VIT I Value Series	Initial Class
MFS VIT I Value Series	Service Class
MFS VIT II Blended Research Core Equity Portfolio	I Class
MFS VIT II Blended Research Core Equity Portfolio	S Class
MFS VIT II Core Equity Portfolio	I Class
MFS VIT II Core Equity Portfolio	S Class
MFS VIT II Corporate Bond Portfolio	I Class
MFS VIT II Corporate Bond Portfolio	S Class
MFS VIT II Emerging Markets Equity Portfolio	I Class
MFS VIT II Emerging Markets Equity Portfolio	S Class
MFS VIT II Global Governments Portfolio	I Class
MFS VIT II Global Governments Portfolio	S Class
MFS VIT II Global Growth Portfolio	I Class
MFS VIT II Global Growth Portfolio	S Class
MFS VIT II Global Research Portfolio	I Class
MFS VIT II Global Research Portfolio	S Class
MFS VIT II Global Tactical Allocation Portfolio	I Class
MFS VIT II Global Tactical Allocation Portfolio	S Class
MFS VIT II Government Securities Portfolio	I Class
MFS VIT II Government Securities Portfolio	S Class
MFS VIT II High Yield Portfolio	I Class
MFS VIT II High Yield Portfolio	Service Class

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

MFS VIT II Income Portfolio	I Class
MFS VIT II Income Portfolio	S Class
MFS VIT II International Growth Portfolio	I Class
MFS VIT II International Growth Portfolio	S Class
MFS VIT II International Intrinsic Value Portfolio	Initial Class
MFS VIT II International Intrinsic Value Portfolio	Service Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	I Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	S Class
MFS VIT II Research International Portfolio	I Class
MFS VIT II Research International Portfolio	S Class
MFS VIT II Technology	Service Class
MFS VIT II U.S. Government Money Market	Service Class
MFS VIT III Blended Research Small Cap Equity Portfolio	Service Class
MFS VIT III Conservative Allocation Portfolio	Service Class
MFS VIT III Global Real Estate Portfolio	Initial Class
MFS VIT III Global Real Estate Portfolio	Service Class
MFS VIT III Growth Allocation Portfolio	Service Class
MFS VIT III Inflation Adjusted Bond Portfolio	Service Class
MFS VIT III Limited Maturity Portfolio	Initial Class
MFS VIT III Limited Maturity Portfolio	Service Class
MFS VIT III Mid Cap Value Portfolio	Initial Class
MFS VIT III Mid Cap Value Portfolio	Service Class
MFS VIT III Moderate Allocation Portfolio	Service Class
MFS VIT III New Discovery Value Portfolio	Service Class
MFS VIT Total Return Series	Initial Class
MFS VIT Total Return Series	Service Class
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio	Class II
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	Class II
PIMCO CommodityReal Return® Strategy Portfolio	Advisor Class
PIMCO VIT All Asset Portfolio	Admin Class
PIMCO VIT All Asset Portfolio	Advisor Class
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	Admin Class
PIMCO VIT Emerging Markets Bond Portfolio	Admin Class
PIMCO VIT Emerging Markets Bond Portfolio Advisor	Class
PIMCO VIT Global Managed Asset Allocation Portfolio	Advisor Class
PIMCO VIT Real Return Portfolio	Admin Class
PIMCO VIT StocksPLUS Global Portfolio	Advisor Class
PIMCO VIT Total Return Portfolio	Admin Class
Putman VT Large Cap Value Fund	Class IB
Templeton Developing Markets VIP Fund	Class 2
Templeton Foreign VIP Fund	Class 2
Templeton Growth VIP Fund	Class 2
Wanger Acorn	-

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 1. Organization (continued)

One Hundred Eighteen subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

Columbia CTIVP - Principal Blue Chip Growth Fund

Columbia Variable Portfolio - Large Cap Growth Fund Class 1

Columbia Variable Portfolio - Small Cap Value Fund

Franklin Templeton Mutual Shares VIP Fund

MFS VIT II Technology

PIMCO VIT Emerging Markets Bond Portfolio Advisor

Note 2. Additions, Mergers, Liquidations and Name Changes

A.   Additions

There were no fund additions in 2023 or 2024.

B.   Mergers

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 26, 2024		Invesco V.I. Conservative Balanced Fund - Series II

C.  Liquidations

There were no fund liquidations in 2023 or 2024.

D.  Name Changes

There were no name changes in 2023 or 2024.

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, Annuity 2000 Mortality Table, or 2012 Individual Annuity Reserving Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 0.75 percent to 5.25 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

The annuity assets for December 31, 2024 by subaccount are as follows:

Subaccount	Annuity Assets
BlackRock Global Allocation V.I. Fund	$ 3,975
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	352
Fidelity VIP Contrafund Portfolio	2,222
Fidelity VIP Mid Cap Portfolio	373
First Eagle Overseas Variable Fund	659
Franklin Income VIP Fund	890
Franklin Mutual Shares VIP Fund	607
Invesco V.I. Global Fund	2,055
Invesco V.I. Main Street Fund	5,243
Lord Abbett Series Fund - Growth Opportunities Portfolio VC	1,078
MFS U.S. Government Money Market Portfolio	3,654
MFS VIT I Growth Series Initial Class	3,712
MFS VIT I New Discovery Series Initial Class	314
MFS VIT I New Discovery Series Service Class	993
MFS VIT I Research Series	1,082
MFS VIT I Total Return Bond Series	1,238
MFS VIT I Utilities Series Initial Class	11,169
MFS VIT I Utilities Series Service Class	888
MFS VIT I Value Series Initial Class	11,360
MFS VIT I Value Series Service Class	212
MFS VIT II Blended Research Core Equity Portfolio I Class	91,640
MFS VIT II Blended Research Core Equity Portfolio S Class	235
MFS VIT II Core Equity Portfolio I Class	14,252

Delaware Life NY Variable Account C - Regatta

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Subaccount	Annuity Assets
MFS VIT II Corporate Bond Portfolio I Class	$ 6,405
MFS VIT II Corporate Bond Portfolio S Class	794
MFS VIT II Emerging Markets Equity Portfolio I Class	158
MFS VIT II Global Governments Portfolio I Class	173
MFS VIT II Global Growth Portfolio I Class	1,267
MFS VIT II Global Research Portfolio I Class	13,159
MFS VIT II Global Tactical Allocation Portfolio I Class	599
MFS VIT II Global Tactical Allocation Portfolio S Class	7,613
MFS VIT II Government Securities Portfolio I Class	787
MFS VIT II Government Securities Portfolio S Class	390
MFS VIT II High Yield Portfolio I Class	5,254
MFS VIT II High Yield Portfolio Service Class	2,849
MFS VIT II Income Portfolio I Class	6,424
MFS VIT II International Growth Portfolio I Class	441
MFS VIT II International Intrinsic Value Portfolio Initial Class	276
MFS VIT II International Intrinsic Value Portfolio Service Class	445
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	12,346
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class	2,038
MFS VIT II Research International Portfolio S Class	86
MFS VIT II U.S. Government Money Market	3,165
MFS VIT III Blended Research Small Cap Equity Portfolio	563
MFS VIT III Conservative Allocation Portfolio	61,613
MFS VIT III Global Real Estate Portfolio Service Class	974
MFS VIT III Growth Allocation Portfolio	174
MFS VIT III Inflation Adjusted Bond Portfolio	454
MFS VIT III Limited Maturity Portfolio Initial Class	2,656
MFS VIT III Limited Maturity Portfolio Service Class	289
MFS VIT III Moderate Allocation Portfolio	32,369
MFS VIT Total Return Series Initial Class	41,262
MFS VIT Total Return Series Service Class	21,755
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	1,016
PIMCO VIT Global Managed Asset Allocation Portfolio	8,394
PIMCO VIT Total Return Portfolio	423
Templeton Developing Markets VIP Fund	95
Templeton Foreign VIP Fund	158

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

●  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●  Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

The Separate Account had no financial liabilities as of December 31, 2024.

Segment Disclosures

In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Operations and Change in Net Assets as net assets and significant segment expenses are reported in the Statements of Operations and Change in Net Assets. The CODM does not evaluate the business using asset or subaccount expense information.

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2024 and 2023, were as follows:

Subaccount	2024		2023
	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

AB VPS Balanced Hedged Allocation Portfolio	$ 66,603	$ 137,732	$ 90,000	$ 259,146
AB VPS Discovery Value Portfolio	83,040	253,086	104,031	117,507
AB VPS Dynamic Asset Allocation Portfolio	73,102	1,634,770	128,131	822,586
AB VPS International Value Portfolio	42,840	171,320	39,034	234,974
AB VPS Sustainable International Thematic Portfolio	108	199,515	17,482	30,561
BlackRock Global Allocation V.I. Fund	2,324,547	3,713,162	646,638	2,954,094
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	214,461	908,943	60,824	717,601
Columbia Variable Portfolio - Overseas Core Fund	25,454	134,577	7,939	33,287
CTIVP - Principal Blue Chip Growth Fund	44,344	302,681	13,322	213,353
Fidelity VIP Balanced Portfolio	631,244	858,977	408,399	475,776
Fidelity VIP Contrafund Portfolio	2,590,652	4,280,268	517,889	2,891,609
Fidelity VIP Freedom 2010 Portfolio	1,655	2,142	3,191	2,448
Fidelity VIP Freedom 2015 Portfolio	39,368	32,218	57,004	68,456
Fidelity VIP Freedom 2020 Portfolio	247,576	258,118	28,056	50,698
Fidelity VIP Mid Cap Portfolio	551,524	892,903	201,472	1,086,507
First Eagle Overseas Variable Fund	949,381	2,622,260	1,697,356	2,065,995
Franklin Income VIP Fund	218,630	707,848	405,883	561,451
Franklin Mutual Shares VIP Fund	682,576	1,644,334	1,127,608	998,754
Franklin Templeton Allocation VIP Fund	18,070	209,285	27,744	62,686
Franklin Templeton Global Bond VIP Fund	14,833	13,223	5,116	6,443
Franklin Templeton Income VIP Fund	1,063	3,676	4,020	33,849
Franklin Templeton Small Cap Value VIP Fund Class 2	98,668	242,233	134,317	235,191
Franklin Templeton Small Cap Value VIP Fund Class 4	2,979	8,584	4,024	6,725
Franklin Templeton Strategic Income VIP Fund Class 2	66,581	136,105	50,391	72,836
Franklin Templeton Strategic Income VIP Fund Class 4	581	1,751	49	21
Invesco V.I. American Value Fund	32,600	96,883	43,225	27,371
Invesco V.I. Capital Appreciation Fund	54,942	826,542	389,869	571,716
Invesco V.I. Comstock Fund	110,610	679,248	696,816	659,308

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

Subaccount	2024		2023
	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

Invesco V.I. Conservative Balanced Fund (a)	$ 9,287	$ 334,490	$ 9,381	$ 33,551
Invesco V.I. Equity and Income Fund	520,939	2,129,190	457,235	828,125
Invesco V.I. EQV International Equity Fund	47,170	26,476	8,080	13,197
Invesco V.I. Global Fund	183,574	516,775	238,030	406,392
Invesco V.I. Main Street Fund	835,519	1,911,061	685,434	1,832,033
Invesco V.I. Main Street Small Cap Fund®	3,833	5,238	1,189	4,548
Lazard Retirement Emerging Markets Equity Portfolio	102,914	301,905	104,378	474,896
Lord Abbett Series Fund - Growth Opportunities Portfolio VC	61,427	414,036	77,470	223,396
Lord Abbett Series Fund- Fundamental Equity Portfolio VC	126,015	501,443	121,280	332,051
LVIP JPMorgan Core Bond Fund	172,373	223,162	165,529	247,231
LVIP JPMorgan U.S. Equity Fund	125,744	208,837	98,256	156,154
MFS U.S. Government Money Market Portfolio	507,934	535,944	89,664	339,671
MFS VIT I Growth Series Initial Class	602,017	856,291	559,811	643,757
MFS VIT I Growth Series Service Class	122,286	199,299	136,625	176,707
MFS VIT I Mid Cap Growth Series	99,712	227,884	19,541	223,046
MFS VIT I New Discovery Series Initial Class	7,180	27,563	5,628	86,556
MFS VIT I New Discovery Series Service Class	103,191	400,324	150,712	289,267
MFS VIT I Research Series	688,142	2,126,944	593,896	1,476,401
MFS VIT I Total Return Bond Series	2,242,368	3,859,879	1,916,221	3,016,900
MFS VIT I Utilities Series Initial Class	141,017	410,045	315,362	496,554
MFS VIT I Utilities Series Service Class	732,067	516,587	359,886	361,785
MFS VIT I Value Series Initial Class	943,628	1,101,604	986,950	1,214,533
MFS VIT I Value Series Service Class	596,231	1,109,489	871,869	1,036,802
MFS VIT II Blended Research Core Equity Portfolio I Class	1,349,846	1,569,766	1,107,231	1,230,011
MFS VIT II Blended Research Core Equity Portfolio S Class	276,029	878,564	361,750	676,587
MFS VIT II Core Equity Portfolio I Class	200,825	287,957	138,182	112,134
MFS VIT II Core Equity Portfolio S Class	183,061	229,872	98,173	288,292
MFS VIT II Corporate Bond Portfolio I Class	32,338	27,554	127,229	123,830
MFS VIT II Corporate Bond Portfolio S Class	804,200	1,364,976	820,757	1,161,046
MFS VIT II Emerging Markets Equity Portfolio I Class	8,088	7,758	5,758	10,009

(a) Merger. See Note 2.

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

Subaccount	2024		2023
	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

MFS VIT II Emerging Markets Equity Portfolio S Class	$ 39,541	$ 306,051	$ 102,107	$ 226,323
MFS VIT II Global Governments Portfolio I Class	69	13,705	8,484	24,652
MFS VIT II Global Governments Portfolio S Class	-	26	1	26
MFS VIT II Global Growth Portfolio I Class	228,844	166,715	112,388	119,068
MFS VIT II Global Growth Portfolio S Class	214	50	161	41
MFS VIT II Global Research Portfolio I Class	283,069	383,064	326,837	534,409
MFS VIT II Global Research Portfolio S Class	4,380	5,327	2,870	5,259
MFS VIT II Global Tactical Allocation Portfolio I Class	28,392	56,724	120,102	179,951
MFS VIT II Global Tactical Allocation Portfolio S Class	949,976	4,002,736	1,073,748	3,114,380
MFS VIT II Government Securities Portfolio I Class	53,320	66,341	207,785	90,999
MFS VIT II Government Securities Portfolio S Class	1,489,243	1,617,602	946,419	964,878
MFS VIT II High Yield Portfolio I Class	100,347	62,793	58,424	55,562
MFS VIT II High Yield Portfolio Service Class	145,439	233,164	161,356	426,159
MFS VIT II Income Portfolio I Class	35,270	159,943	44,505	118,599
MFS VIT II Income Portfolio S Class	1,585	620	37,883	34,331
MFS VIT II International Growth Portfolio I Class	14,305	26,271	13,629	18,282
MFS VIT II International Growth Portfolio S Class	13,783	106,193	53,515	204,691
MFS VIT II International Intrinsic Value Portfolio Initial Class	76,723	104,373	93,360	87,532
MFS VIT II International Intrinsic Value Portfolio Service Class	269,233	349,310	406,832	815,716
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	1,132,018	974,518	732,437	1,210,752
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class	224,829	143,816	53,683	172,329
MFS VIT II Research International Portfolio I Class	5,336	5,792	12,976	13,427
MFS VIT II Research International Portfolio S Class	172,256	409,736	118,158	233,785
MFS VIT II U.S. Government Money Market	1,090,112	2,201,100	2,174,613	3,257,325
MFS VIT III Blended Research Small Cap Equity Portfolio	149,030	419,084	134,023	426,094
MFS VIT III Conservative Allocation Portfolio	1,029,519	3,557,135	1,527,276	3,820,949
MFS VIT III Global Real Estate Portfolio Initial Class	4,531	18,750	4,964	8,336
MFS VIT III Global Real Estate Portfolio Service Class	456,482	524,078	330,396	434,308
MFS VIT III Growth Allocation Portfolio	720,287	2,417,730	1,983,016	2,697,606

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

Subaccount	2024		2023
	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

MFS VIT III Inflation Adjusted Bond Portfolio	$ 748,265	$ 964,281	$ 649,613	$ 1,047,198
MFS VIT III Limited Maturity Portfolio Initial Class	1,050,108	1,262,183	664,709	1,709,571
MFS VIT III Limited Maturity Portfolio Service Class	621,936	849,978	336,349	778,430
MFS VIT III Mid Cap Value Portfolio Initial Class	87,985	316,412	112,320	220,715
MFS VIT III Mid Cap Value Portfolio Service Class	92,538	366,668	163,635	271,068
MFS VIT III Moderate Allocation Portfolio	3,754,284	15,028,391	7,286,873	10,636,653
MFS VIT III New Discovery Value Portfolio	66,429	154,416	45,758	130,725
MFS VIT Total Return Series Initial Class	629,930	747,134	573,163	1,249,937
MFS VIT Total Return Series Service Class	1,510,910	2,886,540	1,278,523	1,756,190
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio	9,719	163,619	17,992	99,966
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	92,998	326,465	21,975	205,554
PIMCO CommodityReal Return® Strategy Portfolio	1,244	3,225	4,171	2,325
PIMCO VIT All Asset Portfolio Admin Class	63,451	79,647	33,493	58,300
PIMCO VIT All Asset Portfolio Advisor Class	139,931	163,479	77,261	215,685
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	131,284	186,643	451,690	307,558
PIMCO VIT Emerging Markets Bond Portfolio	48,434	57,722	41,843	132,708
PIMCO VIT Global Managed Asset Allocation Portfolio	1,484,036	5,187,816	958,857	4,678,407
PIMCO VIT Real Return Portfolio	121,781	234,525	137,011	176,496
PIMCO VIT StocksPLUS Global Portfolio	2,995	6,565	1,418	7,280
PIMCO VIT Total Return Portfolio	575,423	748,394	496,561	894,224
Putman VT Large Cap Value Fund	251,467	239,693	117,932	45,093
Templeton Developing Markets VIP Fund	66,399	196,414	68,624	280,896
Templeton Foreign VIP Fund	598,609	823,745	254,461	887,487
Templeton Growth VIP Fund	35,543	109,252	41,426	117,782
Wanger Acorn	137	553	2,542	283

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related-Party Transactions

The Sponsor provides administrative services necessary for the operation of the Separate Account. The Sponsor absorbs all organizational expenses including the fees of registering the Separate Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Separate Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations and Change in Net Assets.

At December 31, 2024, the deduction is at an effective annual rate based on the average daily value of the Contact invested in the Separate Account as follows:

Product	Level 1	Level 2	Level 3	Level 4	Level 5
Regatta NY	1.25	-	-	-	-
Regatta Gold NY	1.25	-	-	-	-
Regatta Extra NY	1.30	1.45	-	-	-
Masters Flex NY	1.30	1.50	1.70	1.90	-
Masters Flex II NY	1.30	1.70	-	-	-
Masters Exra NY	1.40	1.60	1.80	2.00	-
Masters Exra II NY	1.40	1.80	-	-	-
Masters Choice NY	1.05	1.25	1.30	1.45	1.65
Masters Choice II NY	1.05	1.30	1.45	-	-
Masters Access NY	1.35	1.55	1.75	-	-
Masters Reward NY	1.40	1.60	1.80	2.00	-
Masters Select NY	1.05	1.25	1.30	1.45	1.65
Masters I Share NY	0.50	-	-	-	-
All amounts are %

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Masters Extra NY, Masters Extra II NY, Masters Choice NY, Masters Choice II, NY Masters Reward NY, and Masters Select NY contracts and at an effective annual rate of 0.20% of the net assets attributable to Masters Flex NY, Masters Flex II NY and Masters Access NY contracts.

As reimbursement for administrative expenses, which exceed the charges received from the account administration fee (“Account Fee”) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations and Change in Net Assets.

Administrative charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The administration charges

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

are reported in the Statements of Operations and Change in Net Assets in Net Assets as a component of “Mortality and expense risk and administrative charges” or “Terminations, withdrawals and annuity payments”.

Optional living benefit rider charges

A quarterly charge (“Benefit Fee”), based on a percentage of the contract owner’s account value referenced in the table below, is deducted from the value of the contract on the last day of the Account Quarter. Account Quarters are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if the optional living benefit rider has been elected. These charges are reported in the Statements of Operations and Change in Net Assets in Net Assets as a component of “Maintenance charges and mortality adjustments”.

The following table represents a summary of the optional living benefit riders available.

	Single Life	Joint Life	Single Life	Joint Life
	Quarterly	Quarterly	Annual	Annual
Rider	Charge	Charge	Charge	Charge
Secured Returns 2	0.1250	N/A	0.50	N/A
Secured Returns for Life	0.1250	N/A	0.50	N/A
Secured Returns for Life Plus	0.1250	N/A	0.50	N/A
Income on Demand	0.1625	0.2125	0.65	0.85
Retirement Asset Protector	0.1875	N/A	0.75	N/A
Retirement Income Escalator	0.1875	0.2375	0.75	0.95
Income on Demand II	0.1625	0.2125	0.65	0.85
Income on Demand II Plus	0.2375	0.2875	0.95	1.15
Income on Demand II Escalator	0.2375	0.2875	0.95	1.15
Retirement Income Escalator II	0.2375	0.2875	0.95	1.15
Income Riser	0.2250	0.2750	0.90	1.10
Income on Demand III Escalator	0.2750	0.3250	1.10	1.30
Income Riser III[1]	0.2750	0.3000	1.10	1.20
Income Advisor	0.2250	0.2500	0.90	1.00
All amounts are % 1This rider has a maximum contract rate of 1.75% for single life and 1.95% for joint life elections.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta NY and Regatta Gold NY contracts; 8% for Regatta Extra NY, Masters Flex NY, Masters Flex II NY, Masters Extra NY, Masters Extra II NY, Masters Choice NY and Masters Choice II NY contracts; and for 7% for Masters Reward NY and Masters Select NY contracts, if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charges are reported in the Statements of Operations and Change in Net Assets in Net Assets as a component of “Maintenance charges and mortality adjustments”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

Subaccount	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AB VPS Balanced Hedged Allocation Portfolio	1,455	(6,696)	(5,241)	1,831	(15,530)	(13,699)
AB VPS Discovery Value Portfolio	1,824	(8,359)	(6,535)	2,445	(4,683)	(2,238)
AB VPS Dynamic Asset Allocation Portfolio	719	(112,181)	(111,462)	8,820	(61,599)	(52,779)
AB VPS International Value Portfolio	3,278	(19,133)	(15,855)	6,701	(31,047)	(24,346)
AB VPS Sustainable International Thematic Portfolio	10	(18,537)	(18,527)	1,025	(2,574)	(1,549)
BlackRock Global Allocation V.I. Fund	30,045	(163,697)	(133,652)	11,684	(144,159)	(132,475)
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	7,123	(28,493)	(21,370)	3,345	(30,242)	(26,897)
Columbia Variable Portfolio - Overseas Core Fund	1,046	(9,694)	(8,648)	533	(2,591)	(2,058)
CTIVP - Principal Blue Chip Growth Fund	1,609	(10,466)	(8,857)	1,231	(9,856)	(8,625)
Fidelity VIP Balanced Portfolio	12,313	(26,694)	(14,381)	7,784	(17,503)	(9,719)
Fidelity VIP Contrafund Portfolio	25,870	(93,986)	(68,116)	7,111	(90,812)	(83,701)
Fidelity VIP Freedom 2010 Portfolio	39	(91)	(52)	20	(115)	(95)
Fidelity VIP Freedom 2015 Portfolio	159	(1,098)	(939)	1,325	(3,184)	(1,859)
Fidelity VIP Freedom 2020 Portfolio	9,106	(10,888)	(1,782)	149	(2,093)	(1,944)
Fidelity VIP Mid Cap Portfolio	4,455	(26,414)	(21,959)	4,688	(39,907)	(35,219)
First Eagle Overseas Variable Fund	35,987	(135,432)	(99,445)	45,980	(119,758)	(73,778)
Franklin Income VIP Fund	4,172	(35,332)	(31,160)	6,583	(30,184)	(23,601)
Franklin Mutual Shares VIP Fund	12,657	(51,504)	(38,847)	16,430	(38,581)	(22,151)
Franklin Templeton Allocation VIP Fund	55	(10,598)	(10,543)	50	(3,033)	(2,983)
Franklin Templeton Global Bond VIP Fund	1,871	(1,450)	421	608	(604)	4
Franklin Templeton Income VIP Fund	-	(184)	(184)	26	(2,011)	(1,985)
Franklin Templeton Small Cap Value VIP Fund Class 2	1,290	(4,532)	(3,242)	2,581	(6,079)	(3,498)
Franklin Templeton Small Cap Value VIP Fund Class 4	52	(256)	(204)	47	(221)	(174)
Franklin Templeton Strategic Income VIP Fund Class 2	3,440	(9,289)	(5,849)	3,715	(6,494)	(2,779)

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

Subaccount	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Franklin Templeton Strategic Income VIP Fund Class 4	49	(153)	(104)	-	-	-
Invesco V.I. American Value Fund	972	(3,132)	(2,160)	431	(1,037)	(606)
Invesco V.I. Capital Appreciation Fund	1,083	(17,312)	(16,229)	10,850	(15,087)	(4,237)
Invesco V.I. Comstock Fund	387	(24,051)	(23,664)	23,166	(28,712)	(5,546)
Invesco V.I. Conservative Balanced Fund (a)	127	(26,210)	(26,083)	467	(2,604)	(2,137)
Invesco V.I. Equity and Income Fund	16,072	(80,355)	(64,283)	9,257	(34,657)	(25,400)
Invesco V.I. EQV International Equity Fund	2,567	(1,296)	1,271	526	(629)	(103)
Invesco V.I. Global Fund	1,928	(11,818)	(9,890)	3,572	(13,681)	(10,109)
Invesco V.I. Main Street Fund	2,281	(39,152)	(36,871)	6,916	(49,174)	(42,258)
Invesco V.I. Main Street Small Cap Fund®	29	(74)	(45)	18	(79)	(61)
Lazard Retirement Emerging Markets Equity Portfolio	4,281	(24,256)	(19,975)	2,996	(46,085)	(43,089)
Lord Abbett Series Fund - Growth Opportunities Portfolio VC	1,605	(9,406)	(7,801)	2,595	(6,429)	(3,834)
Lord Abbett Series Fund- Fundamental Equity Portfolio VC	481	(12,322)	(11,841)	3,765	(11,441)	(7,676)
LVIP JPMorgan Core Bond Fund	11,693	(19,972)	(8,279)	12,746	(23,646)	(10,900)
LVIP JPMorgan U.S. Equity Fund	1,614	(4,038)	(2,424)	2,291	(4,877)	(2,586)
MFS U.S. Government Money Market Portfolio	39,523	(44,442)	(4,919)	6,540	(30,223)	(23,683)
MFS VIT I Growth Series Initial Class	57	(7,411)	(7,354)	1,776	(8,178)	(6,402)
MFS VIT I Growth Series Service Class	678	(2,519)	(1,841)	2,229	(3,639)	(1,410)
MFS VIT I Mid Cap Growth Series	965	(4,678)	(3,713)	891	(6,599)	(5,708)
MFS VIT I New Discovery Series Initial Class	341	(998)	(657)	307	(4,290)	(3,983)
MFS VIT I New Discovery Series Service Class	4,046	(14,536)	(10,490)	9,985	(14,973)	(4,988)
MFS VIT I Research Series	5,953	(58,096)	(52,143)	11,276	(53,895)	(42,619)
MFS VIT I Total Return Bond Series	135,543	(334,195)	(198,652)	143,744	(280,576)	(136,832)
MFS VIT I Utilities Series Initial Class	201	(23,904)	(23,703)	10,612	(38,519)	(27,907)

(a) Merger. See Note 2.

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

Subaccount	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MFS VIT I Utilities Series Service Class	44,180	(32,055)	12,125	14,542	(23,835)	(9,293)
MFS VIT I Value Series Initial Class	13,009	(36,948)	(23,939)	19,082	(47,882)	(28,800)
MFS VIT I Value Series Service Class	6,163	(37,449)	(31,286)	22,147	(41,857)	(19,710)
MFS VIT II Blended Research Core Equity Portfolio I Class	5,524	(16,637)	(11,113)	8,265	(21,127)	(12,862)
MFS VIT II Blended Research Core Equity Portfolio S Class	1,303	(15,025)	(13,722)	3,610	(15,347)	(11,737)
MFS VIT II Core Equity Portfolio I Class	1,680	(3,807)	(2,127)	1,088	(1,750)	(662)
MFS VIT II Core Equity Portfolio S Class	2,515	(5,082)	(2,567)	4,927	(12,558)	(7,631)
MFS VIT II Corporate Bond Portfolio I Class	168	(730)	(562)	4,767	(5,122)	(355)
MFS VIT II Corporate Bond Portfolio S Class	29,429	(74,134)	(44,705)	41,332	(73,510)	(32,178)
MFS VIT II Emerging Markets Equity Portfolio I Class	137	(215)	(78)	168	(362)	(194)
MFS VIT II Emerging Markets Equity Portfolio S Class	1,447	(20,196)	(18,749)	7,732	(16,382)	(8,650)
MFS VIT II Global Governments Portfolio I Class	4	(869)	(865)	605	(1,630)	(1,025)
MFS VIT II Global Governments Portfolio S Class	-	-	-	-	-	-
MFS VIT II Global Growth Portfolio I Class	1,013	(1,736)	(723)	365	(1,493)	(1,128)
MFS VIT II Global Growth Portfolio S Class	-	-	-	1	-	1
MFS VIT II Global Research Portfolio I Class	46	(6,648)	(6,602)	4,413	(14,424)	(10,011)
MFS VIT II Global Research Portfolio S Class	30	(116)	(86)	-	(135)	(135)
MFS VIT II Global Tactical Allocation Portfolio I Class	445	(1,183)	(738)	2,647	(5,094)	(2,447)
MFS VIT II Global Tactical Allocation Portfolio S Class	51,850	(248,642)	(196,792)	22,882	(207,868)	(184,986)
MFS VIT II Government Securities Portfolio I Class	1,006	(2,802)	(1,796)	11,576	(4,541)	7,035
MFS VIT II Government Securities Portfolio S Class	107,965	(131,499)	(23,534)	85,151	(83,390)	1,761
MFS VIT II High Yield Portfolio I Class	1,360	(1,600)	(240)	218	(1,561)	(1,343)
MFS VIT II High Yield Portfolio Service Class	3,475	(9,669)	(6,194)	5,096	(23,001)	(17,905)
MFS VIT II Income Portfolio I Class	8	(6,811)	(6,803)	581	(5,199)	(4,618)

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

Subaccount	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MFS VIT II Income Portfolio S Class	-	(1)	(1)	2,081	(2,001)	80
MFS VIT II International Growth Portfolio I Class	247	(548)	(301)	59	(415)	(356)
MFS VIT II International Growth Portfolio S Class	492	(4,415)	(3,923)	4,344	(12,900)	(8,556)
MFS VIT II International Intrinsic Value Portfolio Initial Class	185	(1,330)	(1,145)	190	(1,339)	(1,149)
MFS VIT II International Intrinsic Value Portfolio Service Class	5,338	(13,415)	(8,077)	8,101	(37,443)	(29,342)
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class	4,458	(18,031)	(13,573)	7,208	(28,658)	(21,450)
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class	2,846	(2,472)	374	394	(3,387)	(2,993)
MFS VIT II Research International Portfolio I Class	-	(40)	(40)	396	(382)	14
MFS VIT II Research International Portfolio S Class	5,494	(14,095)	(8,601)	4,250	(8,310)	(4,060)
MFS VIT II U.S. Government Money Market	89,455	(234,689)	(145,234)	286,769	(432,589)	(145,820)
MFS VIT III Blended Research Small Cap Equity Portfolio	4,460	(13,666)	(9,206)	2,816	(17,038)	(14,222)
MFS VIT III Conservative Allocation Portfolio	36,007	(175,322)	(139,315)	27,171	(207,654)	(180,483)
MFS VIT III Global Real Estate Portfolio Initial Class	128	(549)	(421)	64	(250)	(186)
MFS VIT III Global Real Estate Portfolio Service Class	19,434	(21,417)	(1,983)	10,099	(20,400)	(10,301)
MFS VIT III Growth Allocation Portfolio	1,207	(64,783)	(63,576)	4,786	(88,047)	(83,261)
MFS VIT III Inflation Adjusted Bond Portfolio	57,493	(85,143)	(27,650)	56,118	(99,589)	(43,471)
MFS VIT III Limited Maturity Portfolio Initial Class	70,840	(107,422)	(36,582)	65,282	(168,856)	(103,574)
MFS VIT III Limited Maturity Portfolio Service Class	48,254	(78,371)	(30,117)	34,176	(77,521)	(43,345)
MFS VIT III Mid Cap Value Portfolio Initial Class	573	(8,493)	(7,920)	2,703	(7,666)	(4,963)
MFS VIT III Mid Cap Value Portfolio Service Class	1,121	(10,743)	(9,622)	5,727	(10,760)	(5,033)
MFS VIT III Moderate Allocation Portfolio	44,001	(540,466)	(496,465)	36,184	(414,827)	(378,643)
MFS VIT III New Discovery Value Portfolio	1,002	(3,635)	(2,633)	428	(3,580)	(3,152)
MFS VIT Total Return Series Initial Class	8,079	(35,519)	(27,440)	25,503	(87,378)	(61,875)
MFS VIT Total Return Series Service Class	12,103	(146,111)	(134,008)	12,240	(94,297)	(82,057)

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

Subaccount	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio	314	(4,600)	(4,286)	1,503	(4,454)	(2,951)
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio	2,030	(6,207)	(4,177)	3,592	(9,086)	(5,494)
PIMCO CommodityReal Return® Strategy Portfolio	156	(485)	(329)	289	(327)	(38)
PIMCO VIT All Asset Portfolio Admin Class	1,117	(3,856)	(2,739)	814	(2,852)	(2,038)
PIMCO VIT All Asset Portfolio Advisor Class	3,129	(9,856)	(6,727)	2,584	(14,388)	(11,804)
PIMCO VIT CommodityRealReturnTM Strategy Portfolio	15,037	(23,470)	(8,433)	39,785	(42,818)	(3,033)
PIMCO VIT Emerging Markets Bond Portfolio	657	(1,660)	(1,003)	604	(4,493)	(3,889)
PIMCO VIT Global Managed Asset Allocation Portfolio	29,811	(287,978)	(258,167)	30,304	(299,676)	(269,372)
PIMCO VIT Real Return Portfolio	6,050	(13,856)	(7,806)	8,880	(12,634)	(3,754)
PIMCO VIT StocksPLUS Global Portfolio	16	(255)	(239)	5	(343)	(338)
PIMCO VIT Total Return Portfolio	26,964	(44,477)	(17,513)	26,840	(60,710)	(33,870)
Putman VT Large Cap Value Fund	5,343	(5,435)	(92)	3,505	(2,136)	1,369
Templeton Developing Markets VIP Fund	1,874	(11,267)	(9,393)	3,496	(17,789)	(14,293)
Templeton Foreign VIP Fund	23,914	(35,953)	(12,039)	8,702	(45,748)	(37,046)
Templeton Growth VIP Fund	1,056	(3,710)	(2,654)	1,549	(5,267)	(3,718)
Wanger Acorn	5	(16)	(11)	95	(9)	86

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Balanced Hedged Allocation Portfolio
2024	57,899	16.84	19.14	1,045,015	3.13	1.35	2.10	6.25	7.11
2023	63,140	17.87	15.85	1,066,969	0.86	1.35	2.10	10.31	11.15
2022	76,839	16.08	14.36	1,170,216	2.94	1.35	2.10	(20.86)	(20.26)
2021	89,007	20.16	18.15	1,706,037	0.26	1.35	2.10	11.00	11.84
2020	94,370	18.03	16.35	1,622,456	2.17	1.35	2.10	6.96	7.78
AB VPS Discovery Value Portfolio
2024	15,612	28.93	31.79	479,976	0.69	1.35	2.05	7.47	8.24
2023	22,147	29.37	26.76	628,742	0.79	1.35	2.10	14.43	15.29
2022	24,385	25.48	23.38	602,878	0.84	1.35	2.10	(17.57)	(16.95)
2021	27,529	30.68	28.37	821,153	0.60	1.35	2.10	32.77	33.78
2020	38,021	22.93	21.37	850,424	0.82	1.35	2.10	0.89	1.66
AB VPS Dynamic Asset Allocation Portfolio
2024	357,700	13.03	14.46	4,970,250	1.21	1.35	2.10	8.04	8.97
2023	469,162	13.27	12.06	6,004,018	0.60	1.35	2.10	11.11	11.95
2022	521,941	11.86	10.85	5,981,039	2.52	1.35	2.10	(20.37)	(19.77)
2021	566,663	14.78	13.63	8,113,930	1.54	1.35	2.10	6.99	7.80
2020	641,847	13.71	12.74	8,546,297	1.51	1.35	2.10	2.66	3.44

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS International Value Portfolio
2024	72,724	7.84	8.62	588,734	2.87	1.35	1.90	2.75	3.48
2023	88,579	8.33	7.63	698,261	0.62	1.35	1.90	12.66	13.29
2022	112,925	7.36	6.62	791,297	3.93	1.35	2.05	(15.55)	(14.95)
2021	132,953	8.65	7.84	1,096,426	1.65	1.35	2.05	8.59	9.36
2020	151,581	7.91	7.22	1,144,589	1.59	1.35	2.05	0.12	0.83
AB VPS Sustainable International Thematic Portfolio
2024	-	10.09	11.31	-	-	1.35	2.05	(1.49)	(1.31)
2023	18,527	11.46	10.24	202,505	-	1.35	2.05	10.07	10.85
2022	20,076	10.34	9.31	198,690	-	1.35	2.05	(29.28)	(28.78)
2021	18,685	14.51	13.16	260,614	-	1.35	2.05	5.81	6.55
2020	19,046	13.62	12.44	250,147	1.12	1.35	2.05	26.95	27.85
BlackRock Global Allocation V.I. Fund
2024	863,155	19.76	22.34	18,218,607	1.61	1.35	2.10	6.64	7.46
2023	996,807	20.79	18.53	19,653,174	2.42	1.35	2.10	10.15	10.98
2022	1,129,282	18.74	16.82	20,128,354	-	1.35	2.10	(17.83)	(17.20)
2021	1,262,479	22.63	20.47	27,264,156	0.81	1.35	2.10	4.19	4.98
2020	1,386,130	21.56	19.64	28,596,061	1.22	1.35	2.10	18.18	19.08
Columbia Variable Portfolio - Large Cap Growth Fund Class 2
2024	55,481	32.23	34.41	1,852,295	-	1.35	2.10	28.25	29.22
2023	76,851	26.63	25.13	1,994,825	-	1.35	2.10	39.80	40.85
2022	103,748	18.91	17.98	1,917,756	-	1.35	2.10	(32.96)	(32.45)
2021	96,036	27.99	26.81	2,636,244	-	1.35	2.10	25.67	26.63
2020	125,438	22.11	21.34	2,728,395	-	1.35	2.10	31.60	32.60
Columbia Variable Portfolio - Overseas Core Fund
2024	11,595	13.14	13.97	157,645	6.00	1.35	2.05	1.15	1.90
2023	20,243	13.71	12.94	269,557	1.70	1.35	2.10	12.92	13.77
2022	22,301	12.05	11.46	261,694	0.78	1.35	2.10	(16.68)	(16.05)
2021	31,419	14.36	13.75	443,363	1.15	1.35	2.10	7.45	8.27
2020	23,977	13.26	12.80	311,964	1.48	1.35	2.10	6.55	7.36

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

CTIVP - Principal Blue Chip Growth Fund
2024	26,222	28.07	29.97	760,404	-	1.35	2.10	18.59	19.50
2023	35,079	25.08	23.67	855,336	-	1.35	2.10	36.31	37.34
2022	43,704	18.27	17.37	778,389	-	1.35	2.10	(29.69)	(29.15)
2021	40,149	25.78	24.70	1,013,694	-	1.35	2.10	15.81	16.68
2020	44,253	22.10	21.33	960,960	-	1.35	2.10	28.85	29.83
Fidelity VIP Balanced Portfolio
2024	174,315	28.33	32.44	5,315,021	2.57	1.35	2.10	13.18	14.06
2023	188,696	28.44	25.03	5,062,737	1.54	1.35	2.10	18.71	19.61
2022	198,415	23.78	21.08	4,463,531	1.04	1.35	2.10	(19.89)	(19.29)
2021	215,079	29.46	26.32	6,013,321	0.73	1.35	2.10	15.53	16.40
2020	239,340	25.31	22.78	5,761,578	1.17	1.35	2.10	19.57	20.48
Fidelity VIP Contrafund Portfolio
2024	264,380	43.21	49.11	12,127,420	0.04	1.35	2.10	30.62	31.66
2023	332,496	37.30	33.08	11,691,389	0.24	1.35	2.10	30.35	31.33
2022	416,197	28.40	25.38	11,196,642	0.27	1.35	2.10	(28.02)	(27.48)
2021	407,907	39.17	35.26	15,192,718	0.03	1.35	2.10	24.85	25.79
2020	495,871	31.13	28.24	14,751,882	0.08	1.35	2.10	27.51	28.48
Fidelity VIP Freedom 2010 Portfolio
2024	1,422	18.77	18.77	26,693	3.35	1.65	1.65	3.42	3.42
2023	1,474	18.15	18.15	26,754	3.72	1.65	1.65	7.29	7.29
2022	1,569	16.92	16.92	26,538	1.92	1.65	1.65	(15.08)	(15.08)
2021	1,646	19.92	19.92	32,798	0.81	1.65	1.65	3.86	3.86
2020	1,679	19.18	18.60	32,209	0.28	1.65	1.85	10.16	10.39
Fidelity VIP Freedom 2015 Portfolio
2024	29,604	18.78	21.73	598,105	3.53	1.35	2.10	3.99	4.77
2023	30,543	20.74	18.06	591,115	3.24	1.35	2.10	8.34	9.16
2022	32,402	19.00	16.67	574,454	1.88	1.35	2.10	(16.57)	(15.93)
2021	36,078	22.60	19.98	765,242	0.92	1.35	2.10	5.15	5.95
2020	24,766	21.33	19.00	493,628	1.07	1.35	2.10	11.19	12.03

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Freedom 2020 Portfolio
2024	32,377	19.98	23.11	713,332	2.88	1.35	2.10	5.16	5.91
2023	34,159	21.82	19.00	711,601	3.00	1.35	2.10	9.88	10.72
2022	36,103	19.71	17.29	680,091	1.73	1.35	2.10	(17.72)	(17.10)
2021	41,884	23.77	21.02	950,740	0.88	1.35	2.10	6.98	7.79
2020	36,447	22.05	19.64	769,944	1.04	1.35	2.10	12.32	13.17
Fidelity VIP Mid Cap Portfolio
2024	85,146	30.50	34.93	2,805,116	0.39	1.35	2.10	14.70	15.59
2023	107,105	30.22	26.59	3,061,334	0.35	1.35	2.10	12.41	13.26
2022	142,324	26.69	23.66	3,615,619	0.26	1.35	2.10	(16.74)	(16.11)
2021	156,175	31.81	28.41	4,742,524	0.34	1.35	2.10	22.69	23.62
2020	195,100	25.73	23.16	4,808,293	0.38	1.35	2.10	15.40	16.28
First Eagle Overseas Variable Fund
2024	792,455	15.98	18.30	13,491,684	1.92	1.35	2.10	3.83	4.63
2023	891,900	17.49	15.39	14,607,534	-	1.35	2.10	7.78	8.60
2022	965,678	16.11	14.28	14,628,554	2.07	1.35	2.10	(10.08)	(9.40)
2021	1,122,252	17.78	15.88	18,874,771	0.91	1.35	2.10	2.26	3.04
2020	1,184,029	17.25	15.53	19,395,640	2.61	1.35	2.10	4.61	5.41
Franklin Income VIP Fund
2024	118,192	17.46	20.00	2,241,557	6.13	1.35	2.10	4.93	5.76
2023	149,352	18.91	16.64	2,695,420	5.00	1.35	2.10	6.36	7.16
2022	172,953	17.65	15.64	2,924,303	4.88	1.35	2.10	(7.44)	(6.74)
2021	203,514	18.92	16.90	3,695,904	4.64	1.35	2.10	14.32	15.18
2020	240,191	16.43	14.79	3,796,233	5.93	1.35	2.10	(1.42)	(0.67)
Franklin Mutual Shares VIP Fund
2024	261,808	27.43	34.66	7,816,072	2.43	1.35	2.05	9.01	9.75
2023	300,655	31.58	25.64	8,205,430	1.87	1.35	2.05	11.16	11.94
2022	322,806	28.21	23.07	7,895,047	1.78	1.35	2.05	(9.32)	(8.68)
2021	394,822	30.89	25.44	10,587,939	2.86	1.35	2.05	16.74	17.56
2020	462,401	26.27	21.79	10,561,657	2.96	1.35	2.05	(6.99)	(6.33)

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Templeton Allocation VIP Fund
2024	40,698	18.11	19.89	779,144	2.36	1.35	1.90	7.10	7.63
2023	51,241	18.48	16.91	912,424	1.45	1.35	1.90	12.45	13.07
2022	54,224	16.34	15.04	855,071	1.66	1.35	1.90	(17.59)	(17.13)
2021	61,176	19.72	18.25	1,163,263	1.71	1.35	1.90	9.57	10.18
2020	72,532	17.90	16.66	1,259,192	1.48	1.35	1.90	9.62	10.23
Franklin Templeton Global Bond VIP Fund
2024	9,647	7.30	7.87	73,219	-	1.35	1.90	(13.20)	(12.56)
2023	9,226	9.00	8.41	80,380	-	1.35	1.90	0.88	1.44
2022	9,222	8.87	8.33	79,528	-	1.35	1.90	(6.92)	(6.40)
2021	11,013	9.48	8.95	101,987	-	1.35	1.90	(6.81)	(6.29)
2020	11,697	10.12	9.61	115,669	10.18	1.35	1.90	(7.15)	(6.63)
Franklin Templeton Income VIP Fund
2024	985	18.46	18.46	18,184	4.99	1.65	1.65	5.31	5.31
2023	1,169	17.53	16.68	20,484	4.28	1.65	2.05	6.34	6.77
2022	3,154	16.42	15.68	50,951	4.58	1.65	2.05	(7.51)	(7.14)
2021	4,001	17.68	16.96	69,759	4.15	1.65	2.05	14.21	14.67
2020	5,641	15.42	14.85	86,124	5.73	1.65	2.05	(1.48)	(1.08)
Franklin Templeton Small Cap Value VIP Fund Class 2
2024	21,499	44.70	59.88	1,080,422	1.09	1.35	2.10	9.36	10.18
2023	24,741	54.35	45.73	1,136,986	0.52	1.35	2.10	10.40	11.23
2022	28,239	48.86	41.42	1,168,030	0.98	1.35	2.10	(11.94)	(11.27)
2021	34,190	55.07	47.04	1,595,412	0.96	1.35	2.10	22.75	23.68
2020	44,108	44.52	36.09	1,682,295	1.66	1.35	2.10	2.99	3.77
Franklin Templeton Small Cap Value VIP Fund Class 4
2024	1,508	30.75	31.16	46,835	0.83	1.65	1.75	9.63	9.72
2023	1,712	28.40	28.05	48,457	0.44	1.65	1.75	10.72	10.83
2022	1,886	25.62	25.33	48,204	0.87	1.65	1.75	(11.67)	(11.59)
2021	2,051	28.98	28.68	59,289	0.82	1.65	1.75	22.99	23.11
2020	2,291	23.54	23.32	53,826	1.59	1.65	1.75	3.29	3.40

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Templeton Strategic Income VIP Fund Class 2
2024	30,047	13.30	15.09	429,396	4.57	1.35	2.05	1.92	2.65
2023	35,896	14.70	13.05	500,999	4.52	1.35	2.05	5.98	6.73
2022	38,675	13.78	12.31	506,779	4.34	1.35	2.05	(12.57)	(11.95)
2021	40,767	15.65	14.08	608,576	3.23	1.35	2.05	0.03	0.73
2020	46,778	15.53	14.08	695,664	5.22	1.35	2.05	1.31	2.03
Franklin Templeton Strategic Income VIP Fund Class 4
2024	-	11.40	12.03	-	-	1.35	1.75	2.15	2.56
2023	104	11.16	11.16	1,164	4.33	1.75	1.75	6.11	6.11
2022	104	10.52	10.52	1,098	4.05	1.75	1.75	(12.39)	(12.39)
2021	110	12.01	12.01	1,315	3.15	1.75	1.75	0.28	0.28
2020	113	11.97	11.97	1,357	4.73	1.75	1.75	1.54	1.54
Invesco V.I. American Value Fund
2024	4,273	31.88	36.23	143,540	1.11	1.35	2.10	27.37	28.34
2023	6,433	26.91	25.03	170,230	0.37	1.65	2.10	12.89	13.40
2022	7,039	23.73	22.18	164,388	0.45	1.65	2.10	(4.89)	(4.46)
2021	8,145	24.83	23.32	199,168	0.23	1.65	2.10	24.96	25.53
2020	8,753	20.57	18.66	170,773	0.65	1.35	2.10	(1.26)	(0.50)
Invesco V.I. Capital Appreciation Fund
2024	15,728	47.10	69.68	857,545	-	1.35	2.05	31.07	32.00
2023	31,957	52.79	38.91	1,314,192	-	1.35	2.05	32.28	33.22
2022	36,194	39.62	29.42	1,123,390	-	1.35	2.05	(32.37)	(31.89)
2021	35,396	58.18	43.49	1,619,796	-	1.35	2.05	19.79	20.63
2020	40,665	48.23	36.31	1,548,188	-	1.35	2.05	33.46	34.40
Invesco V.I. Comstock Fund
2024	38,225	27.47	31.17	1,119,200	1.53	1.35	2.05	12.49	13.30
2023	61,889	27.51	24.42	1,591,796	1.59	1.35	2.05	9.82	10.59
2022	67,435	24.88	22.23	1,575,930	1.33	1.35	2.05	(1.21)	(0.51)
2021	77,218	25.01	22.51	1,824,554	1.61	1.35	2.05	30.33	31.25
2020	96,800	19.05	17.27	1,746,278	2.21	1.35	2.05	(3.11)	(2.42)

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Conservative Balanced Fund (a)
2024	-	12.22	12.77	-	4.74	1.65	1.90	1.82	1.93
2023	26,083	12.53	12.00	324,740	1.67	1.65	1.90	10.18	10.46
2022	28,220	11.90	10.89	318,195	1.10	1.35	1.90	(18.59)	(18.13)
2021	45,706	14.54	13.38	631,385	1.22	1.35	1.90	8.21	8.81
2020	54,505	13.36	12.36	694,753	1.89	1.35	1.90	12.41	13.04
Invesco V.I. Equity and Income Fund
2024	84,989	24.28	27.60	2,211,174	1.51	1.35	2.10	9.52	10.40
2023	149,272	25.00	22.17	3,611,994	1.76	1.35	2.10	7.94	8.76
2022	174,672	22.99	20.54	3,891,830	1.44	1.35	2.10	(9.64)	(8.95)
2021	177,349	25.25	22.73	4,352,670	1.63	1.35	2.10	15.88	16.76
2020	197,004	21.62	19.61	4,145,156	2.25	1.35	2.10	7.35	8.17
Invesco V.I. EQV International Equity Fund
2024	12,776	15.97	17.55	204,942	1.58	1.35	2.05	(1.72)	(1.02)
2023	11,505	17.73	16.25	187,859	-	1.35	2.05	15.47	16.28
2022	11,608	15.25	14.07	164,252	1.45	1.35	2.05	(20.16)	(19.60)
2021	12,292	18.96	17.63	217,754	1.09	1.35	2.05	3.45	4.18
2020	12,007	18.20	17.04	205,627	2.18	1.35	2.05	11.41	12.20
Invesco V.I. Global Fund
2024	38,097	39.05	45.85	1,643,431	-	1.35	2.10	13.32	14.23
2023	47,987	40.14	34.46	1,810,797	-	1.35	2.10	31.65	32.64
2022	58,096	30.26	26.17	1,657,856	-	1.35	2.10	(33.36)	(32.85)
2021	52,678	45.07	39.27	2,247,915	-	1.35	2.10	12.76	13.62
2020	61,725	39.67	34.83	2,324,145	0.42	1.35	2.10	24.67	25.62

(a) Merger. See Note 2.

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Main Street Fund
2024	144,702	41.75	49.72	6,964,657	-	1.35	2.10	20.79	21.72
2023	181,573	35.73	37.61	7,199,322	0.47	1.35	2.10	20.27	21.18
2022	223,831	32.64	31.27	7,339,648	1.08	1.35	2.10	(21.97)	(21.38)
2021	231,098	41.52	40.08	9,657,294	0.48	1.35	2.10	24.57	25.52
2020	299,901	33.08	32.17	10,005,556	1.09	1.35	2.10	11.31	12.16
Invesco V.I. Main Street Small Cap Fund®
2024	1,074	52.08	59.60	62,177	-	1.35	1.85	10.31	10.88
2023	1,119	46.97	51.70	58,672	0.95	1.35	1.85	15.65	16.24
2022	1,180	40.41	44.70	53,391	0.15	1.35	1.85	(17.59)	(17.17)
2021	2,061	48.79	54.24	115,271	0.17	1.35	1.85	20.01	20.62
2020	2,787	40.45	45.20	126,545	0.37	1.35	1.85	17.42	18.02
Lazard Retirement Emerging Markets Equity Portfolio
2024	141,870	10.58	12.02	1,592,707	3.59	1.35	2.10	5.17	6.00
2023	161,845	11.34	10.06	1,721,449	4.63	1.35	2.10	19.73	20.63
2022	204,934	9.40	8.40	1,816,060	3.21	1.35	2.10	(16.89)	(16.26)
2021	234,251	11.23	10.11	2,484,849	1.80	1.35	2.10	3.26	4.05
2020	247,079	10.79	9.79	2,529,318	2.71	1.35	2.10	(3.34)	(2.61)
Lord Abbett Series Fund - Growth Opportunities Portfolio VC
2024	23,505	40.22	47.21	1,038,691	-	1.35	2.10	27.84	28.84
2023	31,306	36.65	31.46	1,075,604	-	1.35	2.10	8.37	9.19
2022	35,140	33.56	29.03	1,110,846	-	1.35	2.10	(33.94)	(33.44)
2021	31,359	50.43	43.94	1,493,218	-	1.35	2.10	4.23	5.02
2020	35,752	48.02	42.16	1,629,819	-	1.35	2.10	36.46	37.50
Lord Abbett Series Fund- Fundamental Equity Portfolio VC
2024	45,018	35.83	41.61	1,733,946	0.79	1.35	2.05	14.25	15.04
2023	56,859	36.17	31.36	1,916,090	0.55	1.35	2.05	12.30	13.10
2022	64,535	31.98	27.93	1,929,507	1.02	1.35	2.05	(13.77)	(13.17)
2021	72,364	36.83	32.39	2,502,428	0.76	1.35	2.05	24.72	25.60
2020	96,340	29.32	25.97	2,661,274	1.21	1.35	2.05	(0.31)	0.40

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

LVIP JPMorgan Core Bond Fund
2024	142,844	9.36	10.28	1,407,887	4.59	1.35	2.05	(0.64)	0.10
2023	151,123	10.27	9.42	1,493,635	3.17	1.35	2.05	3.51	4.24
2022	162,023	9.85	9.10	1,545,643	1.78	1.35	2.05	(14.51)	(13.91)
2021	186,001	11.45	10.64	2,067,648	1.70	1.35	2.05	(3.67)	(2.99)
2020	185,078	11.80	11.05	2,126,774	1.67	1.35	2.05	5.48	6.23
LVIP JPMorgan U.S. Equity Fund
2024	21,850	48.62	53.78	1,102,976	0.37	1.35	2.10	21.07	22.01
2023	24,274	44.08	40.16	1,008,816	1.21	1.35	2.10	24.20	25.14
2022	26,860	35.23	32.33	895,988	0.23	1.35	2.10	(20.58)	(19.98)
2021	32,125	44.02	40.71	1,346,798	0.53	1.35	2.10	26.32	27.28
2020	37,985	34.59	32.23	1,255,089	0.58	1.35	2.10	22.33	23.26
MFS U.S. Government Money Market Portfolio
2024	69,615	11.80	12.95	863,651	4.74	1.40	1.40	3.33	3.35
2023	74,534	12.53	11.42	892,971	4.46	1.40	1.40	3.15	3.15
2022	98,217	12.14	11.07	1,136,073	1.21	1.40	1.40	(0.22)	(0.22)
2021	92,918	12.17	11.09	1,068,872	-	1.40	1.40	(1.38)	(1.38)
2020	133,068	12.34	11.25	1,537,097	0.21	1.40	1.40	(1.17)	(1.17)
MFS VIT I Growth Series Initial Class
2024	73,765	108.20	108.20	7,981,267	-	1.40	1.40	29.64	29.64
2023	81,119	83.46	83.46	6,775,121	-	1.40	1.40	33.99	33.99
2022	87,521	62.29	62.29	5,455,499	-	1.40	1.40	(32.58)	(32.58)
2021	89,673	92.39	92.39	8,297,513	-	1.40	1.40	21.83	21.83
2020	104,014	75.84	75.84	7,894,411	-	1.40	1.40	30.03	30.03
MFS VIT I Growth Series Service Class
2024	11,084	55.66	93.86	894,703	-	1.35	2.05	28.45	29.38
2023	12,925	44.80	63.55	803,292	-	1.35	2.05	32.76	33.69
2022	14,335	49.75	47.87	678,707	-	1.35	2.05	(33.19)	(32.72)
2021	15,301	73.94	71.65	1,088,772	-	1.35	2.05	20.72	21.58
2020	16,700	60.82	59.35	980,985	-	1.35	2.05	28.85	29.76

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT I Mid Cap Growth Series
2024	16,330	33.73	52.40	749,287	-	1.35	2.05	12.07	12.89
2023	20,043	34.51	31.90	821,037	-	1.35	2.05	18.51	19.35
2022	25,751	32.94	26.91	876,364	-	1.35	2.05	(30.24)	(29.75)
2021	28,033	46.88	38.58	1,363,922	-	1.35	2.05	11.55	12.34
2020	29,279	41.73	34.59	1,273,892	-	1.35	2.05	33.34	34.28
MFS VIT I New Discovery Series Initial Class
2024	23,335	21.17	21.17	493,975	-	1.40	1.40	5.22	5.22
2023	23,992	20.12	20.12	488,802	-	1.40	1.40	12.84	12.84
2022	27,975	17.83	17.83	505,909	-	1.40	1.40	(30.73)	(30.73)
2021	30,292	25.74	25.74	795,379	-	1.40	1.40	0.39	0.39
2020	32,246	25.63	25.63	841,447	-	1.40	1.40	43.87	43.87
MFS VIT I New Discovery Series Service Class
2024	51,553	20.17	27.62	1,327,761	-	1.35	2.10	4.18	5.02
2023	62,043	26.30	24.18	1,523,692	-	1.35	2.10	11.87	12.72
2022	67,031	23.34	21.61	1,467,386	-	1.35	2.10	(31.46)	(30.94)
2021	61,438	33.79	31.53	1,950,082	-	1.35	2.10	(0.55)	0.20
2020	66,695	33.72	31.70	2,123,730	-	1.35	2.10	42.54	43.62
MFS VIT I Research Series
2024	211,445	34.07	37.35	7,540,573	0.46	1.35	2.10	16.04	16.94
2023	263,588	31.94	29.36	8,083,477	0.25	1.35	2.10	19.58	20.48
2022	306,207	26.51	24.55	7,823,653	0.20	1.35	2.10	(19.15)	(18.54)
2021	339,424	32.54	30.37	10,691,516	0.33	1.35	2.10	21.91	22.84
2020	422,559	26.49	24.91	10,881,892	0.53	1.35	2.10	13.88	14.74
MFS VIT I Total Return Bond Series
2024	1,828,767	10.00	12.15	19,376,096	4.58	0.65	2.10	0.10	1.59
2023	2,027,419	11.96	9.99	21,326,051	2.98	0.65	2.10	4.90	6.44
2022	2,164,251	11.23	9.52	21,597,272	2.44	0.65	2.10	(15.97)	(14.74)
2021	2,533,455	13.17	11.33	29,955,969	2.47	0.65	2.10	(3.14)	(1.71)
2020	2,620,433	13.40	11.70	31,859,255	3.24	0.65	2.10	5.91	7.47

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT I Utilities Series Initial Class
2024	162,925	16.21	16.21	2,640,302	2.29	1.40	1.40	10.12	10.12
2023	186,628	14.72	14.72	2,744,449	3.46	1.40	1.40	(3.46)	(3.46)
2022	214,535	15.25	15.25	3,270,600	2.41	1.40	1.40	(0.63)	(0.63)
2021	219,170	15.34	15.34	3,368,148	1.76	1.40	1.40	12.51	12.51
2020	245,696	13.64	13.64	3,382,647	2.48	1.40	1.40	4.43	4.43
MFS VIT I Utilities Series Service Class
2024	144,674	14.64	15.85	2,205,494	2.42	1.35	2.10	8.93	9.84
2023	132,549	14.43	13.44	1,862,011	3.26	1.35	2.10	(4.37)	(3.64)
2022	141,842	14.97	14.05	2,071,014	2.18	1.35	2.10	(1.62)	(0.87)
2021	165,447	15.10	14.28	2,440,136	1.48	1.35	2.10	11.45	12.29
2020	203,811	13.45	12.81	2,685,403	2.12	1.35	2.10	3.41	4.20
MFS VIT I Value Series Initial Class
2024	243,975	21.32	30.13	6,428,904	1.81	1.35	2.10	9.26	10.08
2023	267,914	27.37	25.15	6,453,367	1.66	1.35	2.10	5.68	6.48
2022	296,714	25.70	23.80	6,759,986	1.38	1.35	2.10	(7.87)	(7.17)
2021	341,005	27.69	25.83	8,478,596	1.31	1.35	2.10	22.83	23.76
2020	419,190	22.37	21.03	8,517,669	1.59	1.35	2.10	1.31	2.08
MFS VIT I Value Series Service Class
2024	161,178	20.63	29.23	4,483,128	1.62	1.35	2.10	9.04	9.85
2023	192,464	26.61	24.46	4,889,521	1.39	1.35	2.10	5.39	6.19
2022	212,174	25.06	23.21	5,102,329	1.15	1.35	2.10	(8.10)	(7.40)
2021	258,353	27.07	25.26	6,729,819	1.15	1.35	2.10	22.54	23.47
2020	320,952	21.92	20.61	6,791,919	1.24	1.35	2.10	1.06	1.83
MFS VIT II Blended Research Core Equity Portfolio I Class
2024	122,691	86.22	127.43	11,237,014	1.01	1.40	1.40	23.75	23.75
2023	133,804	102.97	69.67	10,011,569	1.40	1.40	1.40	26.76	26.76
2022	146,666	81.24	54.96	8,687,538	1.12	1.40	1.40	(17.16)	(17.16)
2021	152,050	98.07	66.35	10,923,209	1.10	1.40	1.40	27.74	27.74
2020	159,778	76.77	51.94	8,996,332	1.60	1.40	1.40	13.74	13.74

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT II Blended Research Core Equity Portfolio S Class
2024	42,844	51.85	60.71	2,529,574	0.90	1.35	2.10	22.53	23.48
2023	56,566	49.07	45.27	2,708,513	1.06	1.35	2.10	25.53	26.48
2022	68,303	38.80	36.06	2,593,849	0.86	1.35	2.10	(17.95)	(17.33)
2021	73,453	46.93	43.95	3,381,978	0.91	1.35	2.10	26.49	27.45
2020	96,099	36.82	34.75	3,481,671	1.40	1.35	2.10	12.65	13.51
MFS VIT II Core Equity Portfolio I Class
2024	24,496	72.50	72.50	1,775,861	0.60	1.40	1.40	18.44	18.44
2023	26,623	61.21	61.21	1,629,533	0.55	1.40	1.40	21.44	21.44
2022	27,285	50.40	50.40	1,375,178	0.31	1.40	1.40	(18.41)	(18.41)
2021	28,994	61.78	61.78	1,791,176	0.43	1.40	1.40	23.58	23.58
2020	34,831	49.99	49.99	1,737,425	0.79	1.40	1.40	17.06	17.06
MFS VIT II Core Equity Portfolio S Class
2024	44,111	39.05	55.13	1,805,930	0.48	1.35	2.05	17.41	18.25
2023	46,678	37.48	33.26	1,624,267	0.32	1.35	2.05	20.30	21.14
2022	54,309	30.94	27.65	1,565,755	0.09	1.35	2.05	(19.17)	(18.59)
2021	58,485	38.00	34.21	2,085,347	0.27	1.35	2.05	22.51	23.37
2020	67,928	30.80	27.92	1,972,642	0.46	1.35	2.05	15.97	16.79
MFS VIT II Corporate Bond Portfolio I Class
2024	30,177	23.82	23.82	718,827	3.93	1.40	1.40	1.58	1.58
2023	30,739	23.45	23.45	694,324	3.61	1.40	1.40	7.61	7.61
2022	31,094	21.80	21.80	658,668	3.42	1.40	1.40	(17.51)	(17.51)
2021	31,946	26.42	26.42	828,303	2.93	1.40	1.40	(2.76)	(2.76)
2020	35,215	27.17	27.17	953,170	3.74	1.40	1.40	9.04	9.04
MFS VIT II Corporate Bond Portfolio S Class
2024	472,391	14.82	19.60	7,931,040	4.01	1.35	2.10	0.54	1.29
2023	517,096	19.35	16.54	8,575,224	3.71	1.35	2.10	6.62	7.43
2022	549,274	18.01	13.83	8,505,095	3.09	1.35	2.10	(18.36)	(17.74)
2021	597,835	21.89	16.94	11,293,644	2.69	1.35	2.10	(3.71)	(2.98)
2020	613,338	22.56	17.59	11,978,402	3.10	1.35	2.10	8.03	8.85

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT II Emerging Markets Equity Portfolio I Class
2024	7,470	25.21	25.21	188,315	2.40	1.40	1.40	10.04	10.04
2023	7,548	22.91	22.91	175,630	1.44	1.40	1.40	9.37	9.37
2022	7,742	20.94	20.94	164,363	4.20	1.40	1.40	(20.83)	(20.83)
2021	7,798	26.45	26.45	208,743	0.49	1.40	1.40	(8.04)	(8.04)
2020	9,020	28.77	28.77	261,797	3.22	1.40	1.40	9.03	9.03
MFS VIT II Emerging Markets Equity Portfolio S Class
2024	51,219	14.34	32.83	814,239	2.29	1.35	2.05	9.05	9.83
2023	69,968	14.96	13.15	999,976	1.16	1.35	2.05	8.45	9.22
2022	78,618	13.70	12.12	1,030,762	3.88	1.35	2.05	(21.58)	(21.02)
2021	84,779	17.34	15.46	1,409,657	0.26	1.35	2.05	(8.92)	(8.28)
2020	82,823	18.91	16.97	1,504,709	2.77	1.35	2.05	8.08	8.84
MFS VIT II Global Governments Portfolio I Class
2024	5,937	13.34	16.30	88,283	-	1.40	1.40	(5.86)	(5.83)
2023	6,802	17.31	14.17	106,601	-	1.40	1.40	0.91	0.91
2022	7,827	17.16	14.04	120,376	1.52	1.40	1.40	(18.38)	(18.38)
2021	7,910	21.02	17.21	149,694	2.24	1.40	1.40	(8.71)	(8.71)
2020	10,479	23.02	18.85	215,758	1.33	1.40	1.40	9.07	9.07
MFS VIT II Global Governments Portfolio S Class
2024	124	11.75	11.75	1,453	-	1.60	1.60	(6.30)	(6.30)
2023	124	12.54	12.54	1,553	-	1.60	1.60	0.39	0.39
2022	124	12.49	12.49	1,548	1.25	1.60	1.60	(18.70)	(18.70)
2021	124	15.37	15.37	1,905	2.12	1.60	1.60	(9.20)	(9.20)
2020	124	16.92	16.92	2,099	1.11	1.60	1.60	8.58	8.58
MFS VIT II Global Growth Portfolio I Class
2024	23,828	75.58	88.75	1,910,523	0.34	1.40	1.40	9.51	9.52
2023	24,551	81.04	69.01	1,808,307	0.14	1.40	1.40	19.32	19.32
2022	25,679	67.92	57.84	1,580,458	0.19	1.40	1.40	(20.23)	(20.23)
2021	27,649	85.13	72.50	2,137,589	0.08	1.40	1.40	16.88	16.88
2020	29,379	72.84	62.03	1,962,550	0.49	1.40	1.40	19.08	19.08

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT II Global Growth Portfolio S Class
2024	52	55.13	55.13	2,852	0.14	1.70	1.70	8.89	8.89
2023	52	50.63	50.63	2,621	-	1.70	1.70	18.66	18.66
2022	51	42.67	42.67	2,168	-	1.70	1.70	(20.68)	(20.68)
2021	51	53.80	53.80	2,736	-	1.70	1.70	16.21	16.21
2020	278	41.65	46.30	11,807	0.28	1.45	1.70	18.44	18.74
MFS VIT II Global Research Portfolio I Class
2024	90,612	50.10	50.10	4,539,311	1.05	1.40	1.40	13.63	13.63
2023	97,214	44.10	44.10	4,283,710	0.94	1.40	1.40	17.64	17.64
2022	107,225	37.48	37.48	4,007,826	0.59	1.40	1.40	(18.81)	(18.81)
2021	110,200	46.17	46.17	5,091,286	0.56	1.40	1.40	16.87	16.87
2020	117,645	39.50	39.50	4,650,983	1.28	1.40	1.40	14.88	14.88
MFS VIT II Global Research Portfolio S Class
2024	1,381	37.52	39.21	54,032	0.81	1.65	1.85	12.81	13.06
2023	1,467	34.68	33.26	50,796	0.65	1.65	1.85	16.78	17.02
2022	1,602	28.12	28.48	47,419	0.31	1.55	1.85	(19.39)	(19.15)
2021	1,514	34.77	35.33	55,443	0.36	1.55	1.85	16.02	16.37
2020	1,626	29.88	30.45	51,186	1.10	1.55	1.85	14.09	14.44
MFS VIT II Global Tactical Allocation Portfolio I Class
2024	24,646	36.92	36.92	909,894	0.77	1.40	1.40	3.53	3.53
2023	25,384	35.66	35.66	912,097	0.42	1.40	1.40	8.12	8.12
2022	27,831	32.98	32.98	923,566	2.11	1.40	1.40	(8.48)	(8.48)
2021	31,323	36.03	36.03	1,134,173	1.01	1.40	1.40	1.37	1.37
2020	33,286	35.55	35.55	1,187,806	1.64	1.40	1.40	4.76	4.76
MFS VIT II Global Tactical Allocation Portfolio S Class
2024	1,233,569	13.73	25.27	18,043,063	0.54	1.35	2.10	2.46	3.29
2023	1,430,361	14.90	13.40	20,357,448	0.15	1.35	2.10	7.07	7.88
2022	1,615,347	13.82	12.51	21,380,499	1.87	1.35	2.10	(9.37)	(8.69)
2021	1,926,183	15.13	13.81	28,015,483	0.77	1.35	2.10	0.44	1.20
2020	2,109,915	14.95	13.75	30,408,887	1.53	1.35	2.10	3.77	4.55

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT II Government Securities Portfolio I Class
2024	47,920	18.27	20.75	909,121	3.58	1.40	1.40	(0.62)	(0.60)
2023	49,716	20.88	20.88	947,892	1.45	1.40	1.40	2.71	2.71
2022	42,681	20.33	17.90	801,430	2.08	1.40	1.40	(13.47)	(13.47)
2021	45,646	23.50	20.68	994,674	2.14	1.40	1.40	(3.24)	(3.24)
2020	51,604	24.29	21.38	1,175,749	2.92	1.40	1.40	4.90	4.90
MFS VIT II Government Securities Portfolio S Class
2024	718,148	10.21	12.55	8,063,263	4.12	0.65	2.10	(1.60)	(0.10)
2023	741,682	10.34	10.60	8,421,569	1.22	0.65	2.10	1.69	3.18
2022	739,921	10.03	10.42	8,226,751	1.73	0.65	2.10	(14.27)	(13.02)
2021	841,559	11.53	12.16	10,869,894	1.99	0.65	2.10	(4.19)	(2.78)
2020	834,844	11.85	12.69	11,215,683	2.61	0.65	2.10	3.89	5.43
MFS VIT II High Yield Portfolio I Class
2024	29,911	31.50	39.84	974,577	6.10	1.40	1.40	5.45	5.46
2023	30,151	37.78	29.87	986,214	5.81	1.40	1.40	10.86	10.86
2022	31,494	34.08	26.95	925,462	5.56	1.40	1.40	(11.75)	(11.75)
2021	35,074	38.62	30.54	1,169,379	4.99	1.40	1.40	2.06	2.06
2020	40,524	37.84	29.92	1,316,172	5.54	1.40	1.40	3.63	3.63
MFS VIT II High Yield Portfolio Service Class
2024	51,083	12.81	25.80	1,133,362	7.09	1.35	2.10	4.29	5.11
2023	57,277	13.29	22.39	1,215,423	5.59	1.35	2.10	10.14	10.97
2022	75,182	19.40	20.33	1,401,161	5.17	1.35	2.10	(12.64)	(11.98)
2021	88,806	22.04	23.27	1,891,219	4.74	1.35	2.10	0.93	1.69
2020	95,721	21.67	23.06	2,014,372	5.35	1.35	2.10	2.65	3.43
MFS VIT II Income Portfolio I Class
2024	35,875	21.65	21.65	776,587	3.94	1.40	1.40	1.83	1.83
2023	42,678	21.26	21.26	880,827	3.57	1.40	1.40	6.11	6.11
2022	47,296	20.04	20.04	928,408	3.51	1.40	1.40	(14.90)	(14.90)
2021	53,906	23.55	23.55	1,253,794	3.07	1.40	1.40	(0.92)	(0.92)
2020	60,449	23.77	23.77	1,436,613	3.70	1.40	1.40	7.83	7.83

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT II Income Portfolio S Class
2024	2,190	17.87	19.02	41,413	4.17	1.45	1.70	1.13	1.39
2023	2,191	18.76	17.67	40,847	3.45	1.45	1.70	5.55	5.81
2022	2,111	17.17	16.74	36,174	2.90	1.60	1.70	(15.31)	(15.22)
2021	2,257	20.88	19.77	45,636	2.94	1.45	1.70	(1.60)	(1.35)
2020	2,236	21.16	20.09	45,918	3.39	1.45	1.70	7.26	7.53
MFS VIT II International Growth Portfolio I Class
2024	7,439	39.68	39.68	295,218	0.97	1.40	1.40	7.48	7.48
2023	7,740	36.92	36.92	293,512	1.08	1.40	1.40	13.14	13.14
2022	8,096	32.63	32.63	270,271	0.60	1.40	1.40	(16.13)	(16.13)
2021	8,630	38.91	38.91	342,140	0.51	1.40	1.40	7.76	7.76
2020	10,091	36.11	36.11	364,735	1.46	1.40	1.40	14.23	14.23
MFS VIT II International Growth Portfolio S Class
2024	16,876	18.65	41.13	341,352	0.80	1.35	2.05	6.51	7.25
2023	20,799	19.73	17.51	403,876	0.71	1.35	2.05	12.07	12.86
2022	29,355	17.48	15.62	503,374	0.37	1.35	2.05	(16.91)	(16.32)
2021	34,989	20.89	18.80	716,533	0.39	1.35	2.05	6.77	7.53
2020	42,267	19.43	17.61	806,882	1.28	1.35	2.05	13.14	13.94
MFS VIT II International Intrinsic Value Portfolio Initial Class
2024	16,250	64.81	64.81	1,053,073	1.37	1.40	1.40	5.76	5.76
2023	17,395	61.28	61.28	1,070,686	0.72	1.40	1.40	16.03	16.03
2022	18,544	52.81	52.81	982,960	0.79	1.40	1.40	(24.61)	(24.61)
2021	19,613	70.06	70.06	1,384,233	0.33	1.40	1.40	9.03	9.03
2020	23,134	64.26	64.26	1,496,257	1.02	1.40	1.40	18.85	18.85
MFS VIT II International Intrinsic Value Portfolio Service Class
2024	110,859	21.07	52.23	2,536,858	1.22	1.35	2.05	4.77	5.52
2023	118,936	22.66	20.11	2,583,162	0.47	1.35	2.05	14.98	15.79
2022	148,278	19.57	17.49	2,777,658	0.51	1.35	2.05	(25.31)	(24.78)
2021	149,057	26.01	23.41	3,721,750	0.14	1.35	2.05	8.03	8.79
2020	169,947	23.91	21.67	3,915,789	0.79	1.35	2.05	17.75	18.58

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class
2024	213,145	45.03	56.37	10,222,212	0.35	1.40	1.40	14.64	14.64
2023	226,718	49.17	39.28	9,515,219	0.30	1.40	1.40	22.30	22.30
2022	248,168	40.20	32.11	8,532,865	0.11	1.40	1.40	(20.37)	(20.37)
2021	270,184	50.49	40.33	11,649,099	0.24	1.40	1.40	24.23	24.23
2020	283,386	40.64	32.46	9,798,550	0.46	1.40	1.40	20.83	20.83
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class
2024	12,460	51.18	60.51	740,243	0.15	1.35	1.90	13.76	14.40
2023	12,086	52.77	50.83	621,117	0.05	1.35	1.90	21.37	22.04
2022	15,079	43.24	41.44	638,324	-	1.35	1.90	(20.97)	(20.53)
2021	18,318	54.41	52.44	980,836	0.03	1.35	1.90	23.28	23.97
2020	17,936	43.89	42.54	774,850	0.24	1.35	1.90	19.88	20.55
MFS VIT II Research International Portfolio I Class
2024	11,508	27.55	27.55	316,992	1.63	1.40	1.40	1.66	1.66
2023	11,548	27.10	27.10	312,909	1.06	1.40	1.40	11.46	11.46
2022	11,534	24.31	24.31	275,058	1.85	1.40	1.40	(18.72)	(18.72)
2021	11,978	29.91	29.91	360,485	0.81	1.40	1.40	10.03	10.03
2020	12,892	27.18	27.18	352,462	2.39	1.40	1.40	11.38	11.38
MFS VIT II Research International Portfolio S Class
2024	55,598	20.07	30.88	1,461,002	1.55	1.35	2.05	0.68	1.41
2023	64,199	30.46	25.01	1,673,944	0.78	1.35	2.05	10.53	11.31
2022	68,259	27.36	22.63	1,603,805	1.64	1.35	2.05	(19.48)	(18.91)
2021	70,022	33.74	28.10	2,037,364	0.67	1.35	2.05	9.00	9.77
2020	80,013	30.74	25.78	2,127,842	1.88	1.35	2.05	10.41	11.19
MFS VIT II U.S. Government Money Market
2024	560,981	8.25	10.61	5,197,295	5.52	0.65	2.10	2.61	4.22
2023	706,215	10.18	8.04	6,308,022	4.49	0.65	2.10	2.41	3.92
2022	852,035	9.80	7.85	7,390,577	1.18	0.65	2.10	(0.94)	0.52
2021	762,553	9.75	7.92	6,658,158	-	0.65	2.10	(2.09)	(0.65)
2020	916,835	9.81	8.09	8,107,284	0.20	0.65	2.10	(1.88)	(0.43)

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT III Blended Research Small Cap Equity Portfolio
2024	64,925	25.46	36.45	1,795,310	0.86	0.65	2.10	2.45	3.96
2023	74,131	35.06	24.85	1,991,944	0.55	0.65	2.10	16.20	17.90
2022	88,353	29.74	21.39	2,032,608	0.50	0.65	2.10	(20.26)	(19.09)
2021	94,350	36.76	26.82	2,709,330	0.67	0.65	2.10	26.48	28.33
2020	120,273	28.64	21.21	2,718,578	0.64	0.65	2.10	-	1.48
MFS VIT III Conservative Allocation Portfolio
2024	710,748	17.72	20.04	13,493,205	1.83	1.35	2.10	3.44	4.21
2023	850,063	19.23	17.13	15,598,786	2.63	1.35	2.10	7.74	8.55
2022	1,030,546	17.72	15.90	17,464,995	1.97	1.35	2.10	(17.29)	(16.67)
2021	1,227,690	21.26	19.23	25,059,389	2.00	1.35	2.10	4.47	5.27
2020	1,376,040	20.20	18.40	26,767,652	2.35	1.35	2.10	9.71	10.55
MFS VIT III Global Real Estate Portfolio Initial Class
2024	876	27.72	33.51	26,880	4.59	1.35	1.90	(4.56)	(4.02)
2023	1,297	28.88	33.56	42,774	0.81	1.35	1.90	9.35	9.96
2022	1,483	26.26	30.69	44,721	1.66	1.35	1.90	(28.32)	(27.92)
2021	1,518	36.44	42.81	63,257	1.42	1.35	1.90	27.66	28.37
2020	1,896	28.38	33.54	61,588	4.92	1.35	1.90	(0.44)	0.11
MFS VIT III Global Real Estate Portfolio Service Class
2024	102,037	19.47	22.93	2,185,810	1.81	1.35	2.10	(4.96)	(4.25)
2023	104,020	23.95	20.58	2,332,687	0.46	1.35	2.10	8.89	9.71
2022	114,321	21.83	18.90	2,345,117	1.12	1.35	2.10	(28.66)	(28.12)
2021	110,858	30.36	26.49	3,171,391	1.03	1.35	2.10	27.16	28.12
2020	142,244	23.70	20.83	3,181,953	3.90	1.35	2.10	(0.97)	(0.22)
MFS VIT III Growth Allocation Portfolio
2024	508,729	30.70	34.72	16,580,912	1.15	1.35	2.10	7.72	8.57
2023	572,305	31.98	28.49	17,262,442	2.29	1.35	2.10	12.63	13.48
2022	655,566	28.18	25.30	17,507,780	1.32	1.35	2.10	(20.20)	(19.60)
2021	766,837	35.05	31.70	25,510,699	1.43	1.35	2.10	13.13	13.99
2020	875,946	30.75	28.02	25,694,140	1.83	1.35	2.10	13.04	13.90

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT III Inflation Adjusted Bond Portfolio
2024	484,271	9.28	10.50	4,811,138	3.45	0.65	2.10	(6.17)	(4.73)
2023	511,921	10.35	9.89	5,400,484	2.77	0.65	2.10	0.32	1.79
2022	555,392	10.17	9.86	5,816,015	4.03	0.65	2.10	(23.30)	(22.17)
2021	576,064	13.07	12.85	7,828,606	0.82	0.65	2.10	(0.80)	0.66
2020	603,477	12.98	12.96	8,238,333	0.20	0.65	2.10	10.84	12.47
MFS VIT III Limited Maturity Portfolio Initial Class
2024	743,489	9.92	11.27	7,962,147	4.48	1.35	2.10	3.01	3.78
2023	780,071	10.86	9.63	8,063,199	1.60	1.35	2.10	3.87	4.66
2022	883,645	10.37	9.27	8,749,689	1.89	1.35	2.10	(6.13)	(5.42)
2021	1,067,604	10.97	9.87	11,215,348	2.26	1.35	2.10	(1.94)	(1.19)
2020	1,112,875	11.10	10.07	11,863,409	3.08	1.35	2.10	2.15	2.93
MFS VIT III Limited Maturity Portfolio Service Class
2024	400,523	9.51	11.31	4,062,979	3.84	0.65	2.10	2.81	4.34
2023	430,640	10.84	9.25	4,235,913	1.29	0.65	2.10	3.57	5.08
2022	473,985	10.32	8.93	4,492,812	1.58	0.65	2.10	(6.23)	(4.86)
2021	581,184	10.85	9.52	5,845,782	2.01	0.65	2.10	(2.27)	(0.84)
2020	669,911	10.94	9.75	6,889,875	2.88	0.65	2.10	1.97	3.47
MFS VIT III Mid Cap Value Portfolio Initial Class
2024	33,289	34.06	37.41	1,175,605	1.37	1.35	1.90	11.60	12.21
2023	41,209	33.34	30.52	1,302,319	1.73	1.35	1.90	10.60	11.21
2022	46,172	29.98	27.60	1,318,303	0.98	1.35	1.90	(10.51)	(10.01)
2021	52,229	33.31	30.84	1,662,468	0.78	1.35	1.90	28.51	29.22
2020	65,955	25.78	23.54	1,628,907	1.24	1.35	2.05	1.74	2.47
MFS VIT III Mid Cap Value Portfolio Service Class
2024	30,122	31.82	35.85	1,025,560	1.05	1.35	2.05	11.18	12.00
2023	39,744	32.01	28.62	1,206,065	1.49	1.35	2.05	10.10	10.88
2022	44,777	28.87	25.99	1,232,218	0.81	1.35	2.05	(10.86)	(10.23)
2021	53,103	32.16	29.16	1,630,465	0.70	1.35	2.05	27.94	28.85
2020	65,011	24.96	22.79	1,551,984	1.02	1.35	2.05	1.55	2.27

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT III Moderate Allocation Portfolio
2024	2,610,730	24.15	27.32	67,319,156	1.41	1.35	2.10	5.83	6.68
2023	3,107,195	25.61	22.82	75,457,635	2.41	1.35	2.10	10.30	11.13
2022	3,485,838	23.05	20.69	76,450,037	1.73	1.35	2.10	(18.65)	(18.03)
2021	3,882,126	28.12	25.43	104,206,605	1.75	1.35	2.10	8.93	9.76
2020	4,424,123	25.62	23.35	108,495,292	2.08	1.35	2.10	11.69	12.54
MFS VIT III New Discovery Value Portfolio
2024	7,879	39.34	44.13	341,655	1.04	1.35	2.05	6.93	7.69
2023	10,512	40.98	36.79	420,242	0.89	1.35	2.05	8.96	9.73
2022	13,664	37.34	33.76	499,536	0.42	1.35	2.05	(13.04)	(12.43)
2021	17,477	42.64	38.83	724,099	0.65	1.35	2.05	31.15	32.07
2020	22,180	32.29	29.61	701,573	0.79	1.35	2.05	1.61	2.33
MFS VIT Total Return Series Initial Class
2024	349,111	18.66	18.66	6,515,134	2.47	1.40	1.40	6.26	6.26
2023	376,551	17.56	17.56	6,611,902	2.04	1.40	1.40	8.92	8.92
2022	438,426	16.13	16.13	7,071,899	1.73	1.40	1.40	(10.83)	(10.83)
2021	468,248	18.08	18.08	8,472,460	1.80	1.40	1.40	12.54	12.54
2020	501,626	16.07	16.07	8,075,542	2.21	1.40	1.40	8.29	8.29
MFS VIT Total Return Series Service Class
2024	964,716	16.71	18.21	16,965,577	2.96	1.35	2.10	5.20	6.00
2023	1,098,724	17.18	15.88	18,299,600	1.83	1.35	2.10	7.92	8.74
2022	1,180,781	15.80	14.72	18,144,538	1.48	1.35	2.10	(11.72)	(11.05)
2021	1,273,514	17.76	16.67	22,074,051	1.61	1.35	2.10	11.46	12.30
2020	1,415,890	15.82	14.96	21,891,561	2.06	1.35	2.10	7.22	8.04
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio
2024	3,489	41.00	46.20	154,100	-	1.35	2.05	38.79	39.83
2023	7,775	33.04	29.54	244,667	-	1.35	2.05	41.20	42.20
2022	10,726	23.24	20.92	237,093	-	1.35	2.05	(63.72)	(63.47)
2021	6,443	63.61	57.67	390,741	-	1.35	2.05	(13.01)	(12.39)
2020	5,157	72.61	66.29	355,906	-	1.35	2.05	146.90	148.65

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio
2024	12,334	51.60	57.08	655,531	-	1.35	2.10	43.09	44.21
2023	16,511	39.58	36.06	611,479	-	1.35	2.10	45.23	46.33
2022	22,005	27.05	24.83	561,769	-	1.35	2.10	(61.00)	(60.70)
2021	13,561	68.83	63.65	886,590	-	1.35	2.10	(2.24)	(1.49)
2020	12,496	69.87	65.11	833,780	-	1.35	2.10	1.12	1.14
PIMCO CommodityReal Return® Strategy Portfolio
2024	2,021	6.16	6.50	12,757	2.01	1.35	1.75	2.16	2.52
2023	2,350	6.34	6.03	14,466	15.90	1.35	1.75	(9.53)	(9.17)
2022	2,388	6.98	6.67	16,230	21.15	1.35	1.75	6.78	7.20
2021	3,348	6.51	6.24	21,237	3.85	1.35	1.75	30.79	31.32
2020	6,660	4.96	4.77	32,264	6.53	1.35	1.75	(0.54)	(0.14)
PIMCO VIT All Asset Portfolio Admin Class
2024	35,810	16.37	18.76	646,495	6.79	1.35	2.05	1.61	2.35
2023	38,549	18.33	16.11	681,014	2.98	1.35	2.05	5.94	6.69
2022	40,587	17.18	15.21	673,441	7.61	1.35	2.05	(13.64)	(13.03)
2021	54,625	19.76	17.61	1,040,638	11.19	1.35	2.05	13.86	14.67
2020	60,784	17.23	15.47	1,011,796	4.99	1.35	2.05	5.80	6.55
PIMCO VIT All Asset Portfolio Advisor Class
2024	106,349	13.35	14.67	1,496,091	6.28	1.35	2.05	1.44	2.16
2023	113,076	14.36	13.16	1,561,371	2.82	1.35	2.05	5.82	6.57
2022	124,880	13.47	12.44	1,621,621	7.55	1.35	2.05	(13.66)	(13.05)
2021	139,926	15.49	14.40	2,097,815	10.95	1.35	2.05	13.68	14.48
2020	155,071	13.53	12.67	2,036,619	4.86	1.35	2.05	5.70	6.45
PIMCO VIT CommodityRealReturnTM Strategy Portfolio
2024	167,973	6.50	7.52	1,185,459	2.59	1.35	2.10	2.02	2.73
2023	176,406	7.32	6.37	1,216,823	16.06	1.35	2.10	(9.78)	(9.09)
2022	179,439	8.05	7.06	1,369,088	22.86	1.35	2.10	6.35	7.16
2021	254,359	7.51	6.64	1,812,678	4.23	1.35	2.10	30.56	31.55
2020	355,494	5.71	5.09	1,930,774	6.40	1.35	2.10	(0.77)	(0.02)

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Emerging Markets Bond Portfolio
2024	14,364	27.44	33.70	446,510	6.71	1.35	2.10	5.30	6.11
2023	15,367	31.76	26.06	451,530	5.69	1.35	2.10	8.83	9.65
2022	19,256	28.97	23.95	519,587	4.81	1.35	2.10	(17.49)	(16.87)
2021	21,701	34.84	29.02	705,274	4.48	1.35	2.10	(4.61)	(3.89)
2020	24,830	36.25	30.42	840,924	4.59	1.35	2.10	4.47	5.26
PIMCO VIT Global Managed Asset Allocation Portfolio
2024	1,691,319	15.53	17.45	28,032,529	3.58	1.35	2.10	8.45	9.20
2023	1,949,486	15.98	14.32	29,706,242	2.11	1.35	2.10	10.50	11.33
2022	2,218,858	14.35	12.96	30,454,141	1.88	1.35	2.10	(20.10)	(19.49)
2021	2,416,898	17.82	16.22	41,335,261	2.35	1.35	2.10	10.25	11.09
2020	2,754,821	16.05	14.71	42,530,655	7.93	1.35	2.10	14.27	15.14
PIMCO VIT Real Return Portfolio
2024	75,585	13.69	16.20	1,133,738	3.29	1.35	2.05	-	0.77
2023	83,391	15.64	13.69	1,250,480	2.99	1.35	2.05	1.56	2.28
2022	87,145	15.29	13.47	1,282,995	7.03	1.35	2.05	(13.70)	(13.09)
2021	98,937	17.59	15.61	1,679,717	4.90	1.35	2.05	3.46	4.19
2020	119,334	16.89	15.09	1,939,951	1.38	1.35	2.05	9.43	10.21
PIMCO VIT StocksPLUS Global Portfolio
2024	2,192	22.22	23.45	50,347	5.10	1.35	1.75	11.38	11.83
2023	2,431	20.97	19.95	50,074	2.73	1.35	1.75	20.71	21.19
2022	2,769	17.30	16.53	47,186	1.14	1.35	1.75	(20.20)	(19.88)
2021	2,824	21.59	20.71	60,133	0.07	1.35	1.75	17.25	17.73
2020	2,145	18.34	18.34	39,342	1.11	1.35	1.35	11.51	11.51
PIMCO VIT Total Return Portfolio
2024	277,220	14.18	16.11	4,181,641	5.10	1.35	1.90	0.57	1.19
2023	294,733	15.34	15.14	4,420,035	3.56	1.35	1.90	3.94	4.52
2022	328,603	15.24	13.17	4,728,278	2.60	1.35	2.05	(16.05)	(15.46)
2021	374,075	18.02	15.68	6,391,592	1.82	1.35	2.05	(3.28)	(2.60)
2020	382,467	18.50	16.22	6,735,543	2.13	1.35	2.05	6.44	7.19

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putman VT Large Cap Value Fund
2024	13,790	40.90	44.93	589,811	1.03	1.35	2.05	16.69	17.53
2023	13,882	38.23	35.05	506,346	1.74	1.35	2.05	13.31	14.11
2022	12,513	33.50	30.93	398,715	1.48	1.35	2.05	(5.10)	(4.43)
2021	14,826	35.06	32.59	498,701	1.20	1.35	2.05	24.71	25.59
2020	17,614	27.91	26.13	474,307	1.84	1.35	2.05	3.64	4.37
Templeton Developing Markets VIP Fund
2024	42,025	15.73	17.51	694,593	4.08	1.35	1.90	5.57	6.19
2023	51,418	16.49	14.90	802,757	2.08	1.35	1.90	10.49	11.11
2022	65,711	14.84	13.48	923,843	2.59	1.35	1.90	(23.46)	(23.03)
2021	60,484	19.28	17.62	1,108,643	0.87	1.35	1.90	(7.53)	(7.01)
2020	58,638	20.74	19.05	1,160,265	4.57	1.35	1.90	14.96	15.60
Templeton Foreign VIP Fund
2024	199,380	15.69	21.44	4,028,624	2.90	1.35	2.10	(3.07)	(2.34)
2023	211,419	19.69	20.21	4,388,407	3.17	1.35	2.10	18.24	19.14
2022	248,465	16.53	17.10	4,337,124	2.97	1.35	2.10	(9.53)	(8.85)
2021	287,167	18.13	18.90	5,499,879	1.80	1.35	2.10	1.98	2.76
2020	313,938	17.65	18.53	5,873,621	3.50	1.35	2.10	(3.23)	(2.49)
Templeton Growth VIP Fund
2024	22,641	18.30	28.35	587,980	1.08	1.35	2.05	3.24	3.96
2023	25,295	27.27	23.45	635,869	3.31	1.35	2.05	18.55	19.39
2022	29,013	22.84	19.78	614,030	0.16	1.35	2.05	(13.31)	(12.69)
2021	32,512	26.16	22.82	791,023	1.11	1.35	2.05	2.73	3.46
2020	40,015	25.29	20.82	944,286	2.84	1.35	2.10	3.58	4.37
Wanger Acorn
2024	75	33.06	33.06	2,464	-	1.85	1.85	12.03	12.03
2023	86	29.51	29.51	2,529	-	1.85	1.85	19.50	19.50
2022	12	39.00	40.00	10	41.00	42.00	43.00	44.00	45.00
2021	12	39.00	40.00	10	41.00	42.00	43.00	44.00	45.00
2020	12	39.00	40.00	10	41.00	42.00	43.00	44.00	45.00

Delaware Life NY Variable Account C - Regatta
Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company
and Contract Owners of Delaware Life NY Variable Account C - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise Delaware Life NY Variable Account C - Regatta (the Separate Account) as of December 31, 2024, the related statements of operations and change in net assets for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of their operations and changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended (or for the period indicated in the Appendix), in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

Boston, Massachusetts
April 15, 2025

Appendix (1)

Delaware Life NY Variable Account C – Regatta

AB VPS Balanced Hedged Allocation Portfolio

AB VPS Discovery Value Portfolio

AB VPS Dynamic Asset Allocation Portfolio

AB VPS International Value Portfolio

AB VPS Sustainable International Thematic Portfolio

BlackRock Global Allocation V.I. Fund

Columbia Variable Portfolio - Large Cap Growth Fund Class 2

Columbia Variable Portfolio - Overseas Core Fund

CTIVP - Principal Blue Chip Growth Fund

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Freedom 2010 Portfolio

Fidelity VIP Freedom 2015 Portfolio

Fidelity VIP Freedom 2020 Portfolio

Fidelity VIP Mid Cap Portfolio

First Eagle Overseas Variable Fund

Franklin Income VIP Fund

Franklin Mutual Shares VIP Fund

Franklin Templeton Allocation VIP Fund

Franklin Templeton Global Bond VIP Fund

Franklin Templeton Income VIP Fund

Franklin Templeton Small Cap Value VIP Fund Class 2

Franklin Templeton Small Cap Value VIP Fund Class 4

Franklin Templeton Strategic Income VIP Fund Class 2

Franklin Templeton Strategic Income VIP Fund Class 4

Invesco V.I. American Value Fund

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Comstock Fund

Invesco V.I. Conservative Balanced Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. EQV International Equity Fund

Invesco V.I. Global Fund

Invesco V.I. Main Street Fund

Invesco V.I. Main Street Small Cap Fund®

Lazard Retirement Emerging Markets Equity Portfolio

Lord Abbett Series Fund - Growth Opportunities Portfolio VC

Lord Abbett Series Fund- Fundamental Equity Portfolio VC

LVIP JPMorgan Core Bond Fund

LVIP JPMorgan U.S. Equity Fund

MFS U.S. Government Money Market Portfolio

MFS VIT I Growth Series Initial Class

MFS VIT I Growth Series Service Class

MFS VIT I Mid Cap Growth Series

MFS VIT I New Discovery Series Initial Class

MFS VIT I New Discovery Series Service Class

MFS VIT I Research Series

MFS VIT I Total Return Bond Series

MFS VIT I Utilities Series Initial Class

MFS VIT I Utilities Series Service Class

MFS VIT I Value Series Initial Class

MFS VIT I Value Series Service Class

MFS VIT II Blended Research Core Equity Portfolio I Class

MFS VIT II Blended Research Core Equity Portfolio S Class

MFS VIT II Core Equity Portfolio I Class

MFS VIT II Core Equity Portfolio S Class

MFS VIT II Corporate Bond Portfolio I Class

MFS VIT II Corporate Bond Portfolio S Class

MFS VIT II Emerging Markets Equity Portfolio I Class

MFS VIT II Emerging Markets Equity Portfolio S Class

MFS VIT II Global Governments Portfolio I Class

MFS VIT II Global Governments Portfolio S Class

MFS VIT II Global Growth Portfolio I Class

MFS VIT II Global Growth Portfolio S Class

MFS VIT II Global Research Portfolio I Class

MFS VIT II Global Research Portfolio S Class

MFS VIT II Global Tactical Allocation Portfolio I Class

MFS VIT II Global Tactical Allocation Portfolio S Class

MFS VIT II Government Securities Portfolio I Class

MFS VIT II Government Securities Portfolio S Class

MFS VIT II High Yield Portfolio I Class

MFS VIT II High Yield Portfolio Service Class

MFS VIT II Income Portfolio I Class

MFS VIT II Income Portfolio S Class

MFS VIT II International Growth Portfolio I Class

MFS VIT II International Growth Portfolio S Class

MFS VIT II International Intrinsic Value Portfolio Initial Class

MFS VIT II International Intrinsic Value Portfolio Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class

MFS VIT II Research International Portfolio I Class

MFS VIT II Research International Portfolio S Class

MFS VIT II U.S. Government Money Market

MFS VIT III Blended Research Small Cap Equity Portfolio

MFS VIT III Conservative Allocation Portfolio

MFS VIT III Global Real Estate Portfolio Initial Class

MFS VIT III Global Real Estate Portfolio Service Class

MFS VIT III Growth Allocation Portfolio

MFS VIT III Inflation Adjusted Bond Portfolio

MFS VIT III Limited Maturity Portfolio Initial Class

MFS VIT III Limited Maturity Portfolio Service Class

MFS VIT III Mid Cap Value Portfolio Initial Class

MFS VIT III Mid Cap Value Portfolio Service Class

MFS VIT III Moderate Allocation Portfolio

MFS VIT III New Discovery Value Portfolio

MFS VIT Total Return Series Initial Class

MFS VIT Total Return Series Service Class

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio

PIMCO CommodityReal Return® Strategy Portfolio

PIMCO VIT All Asset Portfolio Admin Class

PIMCO VIT All Asset Portfolio Advisor Class

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

PIMCO VIT Emerging Markets Bond Portfolio

PIMCO VIT Global Managed Asset Allocation Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT StocksPLUS Global Portfolio

PIMCO VIT Total Return Portfolio

Putman VT Large Cap Value Fund

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

Templeton Growth VIP Fund

Wanger Acorn

(1) Unless noted otherwise, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2024. Financial highlights for the year or period ended on December 31, 2020 were audited by other independent registered public accountants.

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